UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-21638
JPMorgan Institutional Trust
(Exact name of registrant as specified in charter)

390 Madison Avenue
New York, NY 10017
(Address of principal executive offices) (Zip code)

Gregory S. Samuels
390 Madison Avenue
New York, NY 10017
(Name and Address of Agent for Service)
With copies to:
Elizabeth A. Davin, Esq. JPMorgan Chase & Co. 1111 Polaris Parkway Columbus, OH 43240	Alison M. Fumai, Esq. Dechert LLP 1905 Avenue of the Americas New York, NY 10036
Registrant's telephone number, including area code:
(800) 343-1111
Date of fiscal year end:
Last Day of February
Date of reporting period:
February 28, 2026

Item 1. Report to Stockholders.
a.) The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).
b.) A copy of the notice transmitted to shareholders in reliance on Rule 30e-3 under the 1940 Act that contains disclosures specified by paragraph (c)(3) of that rule is included in the Annual Report. Not Applicable. Notices do not incorporate disclosures from the shareholder reports.

ANNUAL SHAREHOLDER REPORT | February 28, 2026 (Unaudited)
JPMorgan Core Bond Trust
Ticker: N/A
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan Core Bond Trust (the "Fund") for the period March 1, 2025 to February 28, 2026. You can find additional information about the Fund at https://connect.rightprospectus.com/JPMorgan/TVT/62826M921/SAR?site=JPMCBT. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Core Bond Trust	$15	0.15%
How did the Fund Perform?
The Fund returned 6.70% for the twelve months ended February 28, 2026. The Bloomberg U.S. Aggregate Index (the "Index") returned 6.26% for the twelve months ended February 28, 2026.
  Duration and curve positioning, notably the Trust’s slight overweight to duration, contributed to performance relative to the Index.
  The Trust’s underweight to Treasuries and subsequent overweight to agency MBS, non-agency MBS, and CMBS contributed to performance while the Trust’s underweight to investment grade (IG) credit and overweight to ABS detracted.
  Security selection, especially within securitized credit and IG credit, was beneficial to performance.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Core Bond Trust	February 7, 2005	6.70%	1.12%	2.65%
Bloomberg U.S. Aggregate Index		6.26	0.42	1.97
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by calling 1-800-480-4111.
The graph illustrates comparative performance for $10,000,000 invested in the Fund and the Bloomberg U.S. Aggregate Index from February 29, 2016 to February 28, 2026. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Bloomberg U.S. Aggregate Index does not reflect the deduction of expenses associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The Bloomberg U.S. Aggregate Index is an unmanaged index that represents securities that are SEC-registered, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. Investors cannot invest directly in an index.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
Source: Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively "Bloomberg"). Bloomberg or Bloomberg's licensors own all proprietary rights in the Bloomberg Indices. Bloomberg does not approve or endorse this material, or guarantee the accuracy or completeness of any information herein, or make any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, shall have any liability or responsibility for injury or damages arising in connection therewith.

KEY FUND STATISTICS
Fund net assets (000's)	$4,543,175
Total number of portfolio holdings	2,515
Portfolio turnover rate	36%
Total advisory fees paid (000's)	$4,512
PORTFOLIO COMPOSITION - ASSET CLASS
(% of Total Investments)
Availability of Additional Information
At https://connect.rightprospectus.com/JPMorgan/TVT/62826M921/SAR?site=JPMCBT, you can find additional information about the Fund, including the Fund’s:
  Financial information
  Fund holdings
INSTT-226
JPMorgan Core Bond Trust

ITEM 2. CODE OF ETHICS.

Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 13(a)(1), unless the registrant has elected to satisfy paragraph (f) of this Item by positing its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or third party, that relates to one or more items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

The Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer and principal financial officer. There were no amendments to the code of ethics or waivers granted with respect to the code of ethics in the period covered by the report.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a) (1) Disclose that the registrant’s board of directors has determined that the registrant either:

(i) Has at least one audit committee financial expert serving on its audit committee; or

(ii) Does not have an audit committee financial expert serving on its audit committee.

The Registrant’s Board of Trustees has determined that the Registrant has at least one audit committee financial expert serving on its audit committee. The Securities and Exchange Commission has stated that the designation or identification of a person as an audit committee financial expert pursuant to this Item 3 of Form N-CSR does not impose on such person any duties, obligations or liabilities that are greater than the duties, obligations and liabilities imposed on such person as a member of the Audit Committee and the Board of Trustees in the absence of such designation or identification.

(2) If the registrant provides the disclosure required by paragraph (a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is “independent.” In order to be considered “independent” for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of directors, or any other board committee:

(i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

(ii) Be an “interested person” of the investment company as defined in Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

The Audit committee financial experts are Gary L. French, Kathleen M. Gallagher, Raymond Kanner and Shaun Real, each of whom is not an “interested person” of the Registrant and is also “independent” as defined by the U.S. Securities and Exchange Commission for the purposes of the audit committee financial expert determination.

(3) If the registrant provides the disclosure required by paragraph (a)(1)(ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Disclose, under the caption Audit Fees, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

AUDIT FEES

2026 – $69,933

2025 – $66,693

(b) Disclose, under the caption Audit-Related Fees, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

AUDIT-RELATED FEES

2026 – $8,534

2025 – $8,450

Audit-related fees consists of security count procedures performed as required under Rule 17f-2 of the Investment Company Act of 1940 during the Registrant’s fiscal year.

(c) Disclose, under the caption Tax Fees, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

TAX FEES

2026 – $9,796

2025 – $9,699

The tax fees consist of fees billed in connection with preparing the federal regulated investment company income tax returns for the Registrant for the tax years ended February 28, 2026 and 2025, respectively.

For the last fiscal year, no tax fees were required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X.

(d) Disclose, under the caption All Other Fees, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

ALL OTHER FEES

2026 – Not applicable

2025 – Not applicable

(e) (1) Disclose the audit committee’s pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

Pursuant to the Registrant’s Audit Committee Charter and written policies and procedures for the pre-approval of audit and non-audit services (the “Pre-approval Policy”), the Audit Committee pre-approves all audit and non-audit services performed by the Registrant’s independent public registered accounting firm for the Registrant. In addition, the Audit Committee pre-approves the auditor’s engagement for non-audit services with the Registrant’s investment adviser (not including a sub-adviser whose role is primarily portfolio management and is sub-contracted or overseen by another investment adviser) and any Service Affiliate in accordance with paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, if the engagement relates directly to the operations and financial reporting of the Registrant. Proposed services may be pre-approved either 1) without consideration of specific case-by-case services or 2) require the specific pre-approval of the Audit Committee. Therefore, initially the Pre-approval Policy listed a number of audit and non-audit services that have been approved by the Audit Committee, or which were not subject to pre-approval under the transition provisions of Sarbanes-Oxley Act of 2002 (the

“Pre-approval List”). The Audit Committee annually reviews and pre-approves the services included on the Pre-approval List that may be provided by the independent public registered accounting firm without obtaining additional specific pre-approval of individual services from the Audit Committee. The Audit Committee adds to, or subtracts from, the list of general pre-approved services from time to time, based on subsequent determinations. All other audit and non-audit services not on the Pre-approval List must be specifically pre-approved by the Audit Committee.

One or more members of the Audit Committee may be appointed as the Committee’s delegate for the purposes of considering whether to approve such services. Any pre-approvals granted by the delegate will be reported, for informational purposes only, to the Audit Committee at its next scheduled meeting. The Audit Committee’s responsibilities to pre-approve services performed by the independent public registered accounting firm are not delegated to management.

(2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

2026 – 0.0%

2025 – 0.0%

(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

Not applicable - Less than 50%.

(g) Disclose the aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

The aggregate non-audit fees billed by the independent registered public accounting firm for services rendered to the Registrant, and rendered to Service Affiliates, for the last two calendar year ends were:

2025 - $41.0 million

2024 - $34.9 million

(h) Disclose whether the registrant’s audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

The Registrant’s Audit Committee has considered whether the provision of the non-audit services that were rendered to Service Affiliates that were not pre-approved (not requiring pre-approval) is compatible with maintaining the independent public registered accounting firm’s independence. All services provided by the independent public registered accounting firm to the Registrant or to Service Affiliates that were required to be pre-approved were pre-approved as required.

(i) A registrant identified by the Commission pursuant to Section 104(i)(2)(A) of the Sarbanes-Oxley Act of 2002 (15 U.S.C. 7214(i)(2)(A)), as having retained, for the preparation of the audit report on its financial statements included in the Form NCSR, a registered public accounting firm that has a branch or office that is located in a foreign jurisdiction and that the Public Company Accounting Oversight Board has determined it is unable to inspect or investigate completely because of a position taken by an authority in the foreign jurisdiction must electronically submit to the Commission on a supplemental basis documentation that establishes that the registrant is not owned or controlled by a governmental entity in the foreign jurisdiction. The registrant must submit this documentation on or before the due date for this form. A registrant that is owned or controlled by a foreign governmental entity is not required to submit such documentation.

Not applicable.

(j) A registrant that is a foreign issuer, as defined in 17 CFR 240.3b-4, identified by the Commission pursuant to Section 104(i)(2)(A) of the Sarbanes-Oxley Act of 2002 (15 U.S.C. 7214(i)(2)(A)), as having retained, for the preparation of the audit report on its financial statements included in the Form N-CSR, a registered public accounting firm that has a branch or office that is located in a foreign jurisdiction and that the Public Company Accounting Oversight Board has determined it is unable to inspect or investigate completely because of a position taken by an authority in the foreign jurisdiction, for each year in which the registrant is so identified, must provide the below disclosures. Also, any such identified foreign issuer that uses a variable-interest entity or any similar structure that results in additional foreign entities being consolidated in the financial statements of the registrant is required to provide the below disclosures for itself and its consolidated foreign operating entity or entities. A registrant must disclose:

(1)

That, for the immediately preceding annual financial statement period, a registered public accounting firm that the PCAOB was unable to inspect or investigate completely, because of a position taken by an authority in the foreign jurisdiction, issued an audit report for the registrant;

(2)	The percentage of shares of the registrant owned by governmental entities in the foreign jurisdiction in which the registrant is incorporated or otherwise organized;

(3)	Whether governmental entities in the applicable foreign jurisdiction with respect to that registered public accounting firm have a controlling financial interest with respect to the registrant;

(4)	The name of each official of the Chinese Communist Party who is a member of the board of directors of the registrant or the operating entity with respect to the registrant; and

(5)	Whether the articles of incorporation of the registrant (or equivalent organizing document) contains any charter of the Chinese Communist Party, including the text of any such charter.

Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

(a) If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)). If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrant’s audit committee as specified in Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. 78c(a)(58)(B)), so state.

(b) If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17CFR 240.10A-3(d)) regarding an exemption from the listing standards for all audit committees.

Not applicable.

ITEM 6. INVESTMENTS.

File Schedule I – Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in Section 210.12-12 of Regulation S-X, unless the schedule is included in the financial statements filed under Item 7 of this Form.

Included in Item 7.

ITEM 7. FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

Annual Financial Statements
JPMorgan Institutional Trust Funds
February 28, 2026
JPMorgan Core Bond Trust

Investments in a Fund are not bank deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. You could lose money if you sell when a Fund’s share price is lower than when you invested.
Past performance is no guarantee of future performance. The general market views expressed in this report are opinions based on market and other conditions through the end of the reporting period and are subject to change without notice. These views are not intended to predict the future performance of a Fund or the securities markets.
This report is intended for distribution only to accredited investors. Distribution of this document to anyone other than the intended user is expressly prohibited. This document may not be copied, faxed or otherwise distributed to the general public.

JPMorgan Core Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2026

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
U.S. Treasury Obligations — 37.0%
U.S. Treasury Bonds
6.13%, 11/15/2027	200	209
4.38%, 2/15/2038	160	165
3.50%, 2/15/2039	220	206
4.25%, 5/15/2039	30	30
4.50%, 8/15/2039	30	31
1.13%, 5/15/2040	1,175	771
4.38%, 5/15/2040	60	60
3.88%, 8/15/2040	45	43
4.25%, 11/15/2040	90	89
2.25%, 5/15/2041	14,975	11,376
4.38%, 5/15/2041	30	30
2.00%, 11/15/2041	515	372
3.00%, 5/15/2042	200	166
2.75%, 11/15/2042	12,650	10,039
4.00%, 11/15/2042	14,400	13,583
3.13%, 2/15/2043	455	380
3.88%, 2/15/2043	695	644
2.88%, 5/15/2043	15,720	12,606
3.63%, 8/15/2043	73,415	65,397
3.75%, 11/15/2043	24,928	22,532
3.63%, 2/15/2044	120	106
3.38%, 5/15/2044	29,995	25,594
4.13%, 8/15/2044	4,465	4,229
3.00%, 11/15/2044	8,200	6,565
3.00%, 5/15/2045	365	291
3.00%, 11/15/2045	630	499
2.25%, 8/15/2046	29,076	19,891
3.00%, 2/15/2047	548	428
3.00%, 2/15/2048	20	15
3.13%, 5/15/2048	3,764	2,965
3.00%, 8/15/2048	3,160	2,427
2.25%, 8/15/2049	14,665	9,569
2.38%, 11/15/2049	37,120	24,817
2.00%, 2/15/2050	5,674	3,470
1.25%, 5/15/2050	790	396
1.38%, 8/15/2050	38,289	19,710
1.63%, 11/15/2050	26,925	14,774
1.88%, 2/15/2051	18,386	10,730
2.38%, 5/15/2051	15,863	10,414
2.00%, 8/15/2051	1,015	607
2.25%, 2/15/2052	3,750	2,372
2.88%, 5/15/2052	24,390	17,723
3.00%, 8/15/2052	620	462
4.00%, 11/15/2052	220	198
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

4.13%, 8/15/2053	150	138
4.25%, 2/15/2054	335	314
4.25%, 8/15/2054	305	286
4.50%, 11/15/2054	1,505	1,470
4.75%, 5/15/2055	870	885
U.S. Treasury Inflation Indexed Bonds
1.75%, 1/15/2028	464	472
3.63%, 4/15/2028	1,601	1,691
2.50%, 1/15/2029	453	472
U.S. Treasury Notes
4.13%, 1/31/2027	63,900	64,230
0.38%, 9/30/2027	4,690	4,472
0.75%, 1/31/2028	4,500	4,282
3.75%, 4/15/2028	52,680	53,063
3.50%, 4/30/2028	50,370	50,480
2.88%, 5/15/2028	105	103
1.25%, 6/30/2028	13,470	12,831
1.00%, 7/31/2028	4,750	4,490
4.13%, 7/31/2028	38,000	38,653
1.13%, 8/31/2028	62,228	58,888
1.25%, 9/30/2028	1,595	1,511
1.75%, 1/31/2029	3,850	3,676
1.88%, 2/28/2029	18,000	17,224
2.38%, 3/31/2029	1,515	1,470
2.88%, 4/30/2029	25,060	24,663
2.75%, 5/31/2029	1,245	1,220
3.25%, 6/30/2029	37,270	37,075
3.50%, 1/31/2030	735	736
4.25%, 1/31/2030	39,680	40,821
3.75%, 5/31/2030	870	879
3.88%, 6/30/2030	32,145	32,646
3.88%, 7/31/2030	5,000	5,079
4.13%, 8/31/2030	57,274	58,739
3.63%, 10/31/2030	49,972	50,218
4.88%, 10/31/2030	17,985	19,033
1.25%, 8/15/2031	1,040	921
1.88%, 2/15/2032	53,070	48,091
4.13%, 2/29/2032	37,975	38,970
2.88%, 5/15/2032	15,725	15,041
4.00%, 7/31/2032	41,540	42,311
2.75%, 8/15/2032	3,490	3,304
3.88%, 12/31/2032	6,918	6,986
3.50%, 2/15/2033	27,483	27,106
3.88%, 8/15/2033	590	594
4.50%, 11/15/2033	41,008	42,957
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	JPMorgan Institutional Trust Funds	1

JPMorgan Core Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2026 (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
U.S. Treasury Obligations — continued
4.00%, 2/15/2034	46,466	47,078
3.88%, 8/15/2034	193,002	193,288
4.25%, 11/15/2034	53,050	54,503
4.63%, 2/15/2035	57,853	61,030
U.S. Treasury STRIPS Bonds
3.74%, 5/15/2028 (a)	200	186
4.67%, 8/15/2030 (a)	6,780	5,789
4.70%, 11/15/2030 (a)	6,865	5,810
4.18%, 2/15/2031 (a)	37,800	31,664
4.84%, 8/15/2031 (a)	29,215	23,984
4.38%, 11/15/2031 (a)	18,930	15,381
4.10%, 2/15/2032 (a)	815	655
4.14%, 5/15/2032 (a)	250	199
4.23%, 2/15/2033 (a)	60	46
4.29%, 8/15/2033 (a)	200	151
4.32%, 11/15/2033 (a)	505	376
4.36%, 2/15/2034 (a)	125	92
4.40%, 5/15/2034 (a)	230	167
4.32%, 11/15/2034 (a)	4,550	3,226
4.27%, 2/15/2035 (a)	6,410	4,489
4.53%, 5/15/2035 (a)	1,225	848
4.28%, 8/15/2035 (a)	16,462	11,251
4.40%, 2/15/2036 (a)	22,561	15,031
4.32%, 5/15/2036 (a)	9,364	6,157
4.41%, 8/15/2036 (a)	3,431	2,226
4.39%, 11/15/2036 (a)	24,537	15,718
4.28%, 2/15/2037 (a)	6,120	3,865
4.35%, 5/15/2037 (a)	2,951	1,839
4.33%, 8/15/2037 (a)	5,462	3,358
4.36%, 11/15/2037 (a)	11,537	6,997
4.75%, 8/15/2040 (a)	37,046	19,204
5.27%, 11/15/2040 (a)	5,430	2,776
5.30%, 2/15/2041 (a)	3,487	1,757
2.73%, 11/15/2041 (a)	500	241
4.94%, 2/15/2042 (a)	2,232	1,064
5.31%, 5/15/2046 (a)	3,560	1,339
5.03%, 11/15/2049 (a)	9,840	3,116
Total U.S. Treasury Obligations (Cost $1,687,261)		1,680,373
Corporate Bonds — 23.2%
Aerospace & Defense — 0.4%
Airbus SE (France) 3.95%, 4/10/2047 (b)	150	125
BAE Systems plc (United Kingdom)
1.90%, 2/15/2031 (b)	1,007	907
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Aerospace & Defense — continued
3.00%, 9/15/2050 (b)	502	344
Boeing Co. (The)
3.10%, 5/1/2026	320	320
5.04%, 5/1/2027	960	970
3.25%, 3/1/2028	840	830
6.30%, 5/1/2029	1,095	1,167
5.15%, 5/1/2030	1,540	1,595
6.39%, 5/1/2031	2,120	2,317
6.53%, 5/1/2034	1,177	1,320
5.71%, 5/1/2040	745	775
L3Harris Technologies, Inc.
3.85%, 12/15/2026	55	55
5.25%, 6/1/2031	1,130	1,184
5.40%, 7/31/2033	1,102	1,161
4.85%, 4/27/2035	10	10
Leidos, Inc.
2.30%, 2/15/2031	465	422
5.75%, 3/15/2033	630	669
5.00%, 3/15/2036 (c)	1,460	1,457
Lockheed Martin Corp.
4.50%, 5/15/2036	10	10
2.80%, 6/15/2050	35	23
Northrop Grumman Corp. 3.25%, 1/15/2028	15	15
RTX Corp.
5.15%, 2/27/2033	934	978
4.50%, 6/1/2042	2,799	2,579
4.15%, 5/15/2045	558	476
3.75%, 11/1/2046	140	111
4.35%, 4/15/2047	199	172
5.38%, 2/27/2053	65	63
		20,055
Air Freight & Logistics — 0.0% ^
FedEx Corp. 4.05%, 2/15/2048	140	111
Automobiles — 0.1%
Hyundai Capital America
1.50%, 6/15/2026 (b)	775	769
3.00%, 2/10/2027 (b)	355	352
2.38%, 10/15/2027 (b)	530	517
1.80%, 1/10/2028 (b)	805	773
		2,411
SEE NOTES TO FINANCIAL STATEMENTS.

2	JPMorgan Institutional Trust Funds	February 28, 2026

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Banks — 7.8%
ABN AMRO Bank NV (Netherlands)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.65%), 6.34%, 9/18/2027 (b) (d)	900	911
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.10%), 2.47%, 12/13/2029 (b) (d)	800	765
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.25%), 5.52%, 12/3/2035 (b) (d)	2,700	2,804
AIB Group plc (Ireland)
(SOFR + 1.65%), 5.32%, 5/15/2031 (b) (d)	6,490	6,742
(SOFRINDX + 1.91%), 5.87%, 3/28/2035 (b) (d)	1,500	1,598
Australia & New Zealand Banking Group Ltd. (Australia) 4.40%, 5/19/2026 (b) (e)	263	263
Banco Bilbao Vizcaya Argentaria SA (Spain) 5.13%, 3/3/2036	2,800	2,784
Banco Nacional de Panama (Panama) 2.50%, 8/11/2030 (b)	1,250	1,125
Banco Santander SA (Spain)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.90%), 1.72%, 9/14/2027 (d)	200	198
5.59%, 8/8/2028	2,600	2,695
6.61%, 11/7/2028	1,400	1,492
4.55%, 11/6/2030	1,800	1,814
5.13%, 11/6/2035	1,400	1,409
Bank of America Corp.
(3-MONTH CME TERM SOFR + 1.33%), 3.97%, 3/5/2029 (d)	70	70
(SOFR + 1.06%), 2.09%, 6/14/2029 (d)	210	201
(SOFR + 2.15%), 2.59%, 4/29/2031 (d)	3,410	3,206
(SOFR + 1.21%), 2.57%, 10/20/2032 (d)	1,120	1,020
(SOFR + 1.33%), 2.97%, 2/4/2033 (d)	435	402
(SOFR + 1.84%), 5.87%, 9/15/2034 (d)	3,040	3,264
(SOFR + 1.31%), 5.51%, 1/24/2036 (d)	2,710	2,844
(SOFR + 1.13%), 5.05%, 2/6/2037 (d)	3,600	3,652
(3-MONTH CME TERM SOFR + 2.08%), 4.24%, 4/24/2038 (d)	300	281
(SOFR + 1.93%), 2.68%, 6/19/2041 (d)	7,185	5,340
Bank of Ireland Group plc (Ireland)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.10%), 2.03%, 9/30/2027 (b) (d)	755	746
(SOFR + 1.62%), 5.60%, 3/20/2030 (b) (d)	895	931
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Banks — continued
Bank of Montreal (Canada)
(SOFRINDX + 1.08%), 4.35%, 9/22/2031 (d)	2,360	2,375
(USD Swap Semi 5 Year + 1.43%), 3.80%, 12/15/2032 (d) (e)	13	13
Bank of New Zealand (New Zealand) 5.08%, 1/30/2029 (b)	910	940
Bank of Nova Scotia (The) (Canada)
(SOFR + 0.89%), 4.93%, 2/14/2029 (d)	155	158
4.85%, 2/1/2030	472	486
(SOFR + 1.05%), 4.81%, 2/2/2034 (d)	2,375	2,402
Banque Federative du Credit Mutuel SA (France)
5.79%, 7/13/2028 (b)	2,405	2,498
5.54%, 1/22/2030 (b)	5,178	5,421
4.54%, 1/15/2031 (b)	4,335	4,360
5.11%, 1/15/2036 (b)	995	1,006
Barclays plc (United Kingdom)
(SOFR + 1.88%), 6.50%, 9/13/2027 (d)	2,840	2,876
(SOFR + 1.56%), 4.94%, 9/10/2030 (d)	838	857
(SOFR + 1.14%), 4.52%, 2/24/2032 (d)	875	877
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.30%), 2.89%, 11/24/2032 (d)	585	536
(SOFR + 2.98%), 6.22%, 5/9/2034 (d)	412	446
(SOFR + 1.59%), 5.79%, 2/25/2036 (d)	895	938
(SOFR + 1.51%), 5.21%, 2/24/2037 (d)	1,610	1,608
BNP Paribas SA (France)
(SOFR + 1.52%), 5.18%, 1/9/2030 (b) (d)	2,015	2,073
(SOFR + 1.59%), 5.50%, 5/20/2030 (b) (d)	1,222	1,269
(SOFR + 1.28%), 5.28%, 11/19/2030 (b) (d)	4,585	4,750
(SOFR + 1.68%), 5.09%, 5/9/2031 (b) (d)	3,895	4,005
(SOFR + 1.62%), 5.79%, 1/13/2033 (b) (d)	2,285	2,420
(SOFR + 1.56%), 3.13%, 1/20/2033 (b) (d)	765	707
(SOFR + 1.29%), 4.92%, 1/15/2034 (b) (d)	4,000	4,019
BPCE SA (France)
(SOFR + 2.27%), 6.71%, 10/19/2029 (b) (d)	1,600	1,699
(SOFR + 1.68%), 5.88%, 1/14/2031 (b) (d)	1,600	1,682
(SOFR + 1.58%), 5.39%, 5/28/2031 (b) (d)	3,605	3,729
(SOFR + 1.27%), 4.76%, 1/13/2032 (b) (d)	2,592	2,614
(SOFR + 1.31%), 2.28%, 1/20/2032 (b) (d)	730	657
(SOFR + 1.85%), 5.94%, 5/30/2035 (b) (d)	3,648	3,850
(SOFR + 2.04%), 6.29%, 1/14/2036 (b) (d)	6,485	6,985
(SOFR + 1.96%), 6.03%, 5/28/2036 (b) (d)	3,945	4,161
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	JPMorgan Institutional Trust Funds	3

JPMorgan Core Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2026 (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Banks — continued
CaixaBank SA (Spain)
(SOFRINDX + 1.78%), 5.67%, 3/15/2030 (b) (d)	634	661
(SOFR + 2.77%), 6.84%, 9/13/2034 (b) (d)	1,449	1,627
(SOFR + 2.26%), 6.04%, 6/15/2035 (b) (d)	4,960	5,323
(SOFR + 1.79%), 5.58%, 7/3/2036 (b) (d)	7,892	8,188
Canadian Imperial Bank of Commerce (Canada)
5.26%, 4/8/2029	630	654
(SOFR + 1.34%), 4.63%, 9/11/2030 (d)	2,800	2,850
(SOFR + 1.11%), 5.25%, 1/13/2031 (d)	150	156
Capital One NA 4.25%, 3/13/2026	1,205	1,205
Citigroup, Inc.
3.40%, 5/1/2026	30	30
4.30%, 11/20/2026	1,230	1,232
(3-MONTH CME TERM SOFR + 1.65%), 3.67%, 7/24/2028 (d)	1,628	1,620
(SOFR + 1.34%), 4.54%, 9/19/2030 (d)	1,938	1,961
(SOFR + 1.46%), 4.95%, 5/7/2031 (d)	2,000	2,051
(SOFR + 1.35%), 3.06%, 1/25/2033 (d)	719	665
(SOFR + 1.45%), 5.45%, 6/11/2035 (d)	6,140	6,404
(SOFR + 1.47%), 5.33%, 3/27/2036 (d)	4,240	4,371
(SOFR + 1.38%), 2.90%, 11/3/2042 (d)	298	222
4.75%, 5/18/2046	20	18
Cooperatieve Rabobank UA (Netherlands)
3.75%, 7/21/2026	945	944
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.92%), 4.99%, 5/27/2031 (b) (d)	2,545	2,622
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.00%), 5.71%, 1/21/2033 (b) (d)	1,700	1,808
Credit Agricole SA (France)
(SOFR + 1.13%), 5.23%, 1/9/2029 (b) (d)	639	652
(SOFR + 1.46%), 5.22%, 5/27/2031 (b) (d)	914	945
(SOFR + 1.36%), 4.82%, 9/25/2033 (b) (d)	2,120	2,136
(SOFR + 1.74%), 5.86%, 1/9/2036 (b) (d)	2,440	2,593
(SOFR + 1.43%), 5.26%, 1/12/2037 (b) (d)	5,030	5,081
Danske Bank A/S (Denmark)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.40%), 5.71%, 3/1/2030 (b) (d)	1,535	1,602
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.10%), 4.61%, 10/2/2030 (b) (d)	998	1,011
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Banks — continued
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.93%), 5.02%, 3/4/2031 (b) (d)	1,445	1,486
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.85%), 4.42%, 9/12/2031 (b) (d)	1,025	1,030
DNB Bank ASA (Norway)
(SOFR + 1.05%), 4.85%, 11/5/2030 (b) (d)	975	1,002
(SOFR + 1.05%), 4.38%, 11/4/2031 (b) (d)	945	950
Fifth Third Bancorp
(SOFR + 1.84%), 5.63%, 1/29/2032 (d)	155	164
(SOFR + 0.95%), 4.57%, 4/29/2032 (d)	1,195	1,202
(SOFR + 1.24%), 5.14%, 1/29/2037 (d)	1,965	1,971
HSBC Holdings plc (United Kingdom)
(SOFR + 1.73%), 2.01%, 9/22/2028 (d)	1,215	1,179
(SOFR + 1.29%), 2.21%, 8/17/2029 (d)	815	779
(SOFR + 1.29%), 5.29%, 11/19/2030 (d)	2,375	2,462
(SOFR + 1.29%), 5.13%, 3/3/2031 (d)	1,165	1,202
(SOFR + 1.57%), 5.24%, 5/13/2031 (d)	905	938
(SOFR + 1.95%), 2.36%, 8/18/2031 (d)	1,160	1,068
(SOFR + 1.19%), 4.62%, 11/6/2031 (d)	1,655	1,674
(SOFR + 1.43%), 5.13%, 11/6/2036 (d)	2,000	2,020
(SOFR + 2.65%), 6.33%, 3/9/2044 (d)	700	773
Huntington Bancshares, Inc. (SOFR + 1.28%), 5.27%, 1/15/2031 (d)	1,075	1,113
ING Groep NV (Netherlands)
(SOFR + 1.01%), 1.73%, 4/1/2027 (d)	705	704
(SOFR + 1.56%), 6.08%, 9/11/2027 (d)	361	365
KBC Group NV (Belgium)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.07%), 4.93%, 10/16/2030 (b) (d)	200	205
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.85%), 4.45%, 9/23/2031 (b) (d)	4,679	4,715
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.05%), 6.32%, 9/21/2034 (b) (d)	1,890	2,082
KeyCorp
(SOFRINDX + 1.23%), 5.12%, 4/4/2031 (d)	1,621	1,663
(SOFR + 1.37%), 5.31%, 1/28/2037 (d)	1,045	1,054
Lloyds Banking Group plc (United Kingdom)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.85%), 1.63%, 5/11/2027 (d)	980	975
SEE NOTES TO FINANCIAL STATEMENTS.

4	JPMorgan Institutional Trust Funds	February 28, 2026

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Banks — continued
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.38%), 5.46%, 1/5/2028 (d)	1,140	1,154
4.38%, 3/22/2028	475	479
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.75%), 5.68%, 1/5/2035 (d)	1,240	1,314
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.97%), 4.94%, 11/4/2036 (d)	2,800	2,784
M&T Bank Corp. (SOFR + 1.40%), 5.18%, 7/8/2031 (d)	2,240	2,313
Mitsubishi UFJ Financial Group, Inc. (Japan)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.75%), 1.54%, 7/20/2027 (d)	940	931
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.17%), 5.16%, 4/24/2031 (d)	800	830
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.93%), 5.19%, 9/12/2036 (d)	2,220	2,274
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.90%), 5.06%, 1/14/2037 (d)	2,395	2,423
Mizuho Financial Group, Inc. (Japan)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.67%), 1.23%, 5/22/2027 (d)	1,057	1,051
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.08%), 5.38%, 7/10/2030 (d)	2,725	2,834
(3-MONTH CME TERM SOFR + 1.57%), 2.87%, 9/13/2030 (d)	720	690
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.92%), 4.71%, 7/8/2031 (d)	2,130	2,172
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.07%), 5.32%, 7/8/2036 (d)	3,345	3,467
NatWest Group plc (United Kingdom)
4.80%, 4/5/2026	2,010	2,011
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.35%), 5.85%, 3/2/2027 (d)	1,480	1,480
(3-MONTH SOFR + 1.75%), 4.89%, 5/18/2029 (d)	690	703
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Banks — continued
(3-MONTH SOFR + 1.91%), 5.08%, 1/27/2030 (d)	905	929
(3-MONTH SOFR + 1.87%), 4.45%, 5/8/2030 (d)	6,240	6,292
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.22%), 4.96%, 8/15/2030 (d)	200	205
NatWest Markets plc (United Kingdom) 5.41%, 5/17/2029 (b)	2,500	2,603
PNC Financial Services Group, Inc. (The)
(SOFR + 1.26%), 4.81%, 10/21/2032 (d)	1,160	1,186
(SOFR + 2.28%), 6.88%, 10/20/2034 (d)	210	239
(SOFR + 1.42%), 5.37%, 7/21/2036 (d)	2,415	2,504
Royal Bank of Canada (Canada) (SOFRINDX + 1.08%), 4.65%, 10/18/2030 (d)	1,820	1,857
Santander Holdings USA, Inc.
(SOFR + 2.50%), 6.17%, 1/9/2030 (d)	1,500	1,566
(SOFR + 2.14%), 6.34%, 5/31/2035 (d)	670	722
Santander UK Group Holdings plc (United Kingdom)
(SOFR + 2.60%), 6.53%, 1/10/2029 (d)	2,100	2,191
(SOFRINDX + 1.55%), 4.86%, 9/11/2030 (d)	1,290	1,315
(SOFRINDX + 1.52%), 5.69%, 4/15/2031 (d)	3,300	3,465
Skandinaviska Enskilda Banken AB (Sweden)
5.38%, 3/5/2029 (b)	1,860	1,934
4.50%, 9/3/2030 (b)	1,615	1,636
Societe Generale SA (France)
5.25%, 2/19/2027 (b)	1,379	1,394
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.00%), 1.79%, 6/9/2027 (b) (d)	395	393
3.00%, 1/22/2030 (b)	235	224
(SOFR + 1.65%), 5.51%, 5/22/2031 (b) (d)	3,671	3,821
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.30%), 2.89%, 6/9/2032 (b) (d)	1,915	1,759
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.60%), 3.34%, 1/21/2033 (b) (d)	2,500	2,322
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.60%), 6.10%, 4/13/2033 (b) (d)	2,380	2,540
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.10%), 6.07%, 1/19/2035 (b) (d)	878	937
(SOFR + 1.73%), 5.44%, 10/3/2036 (b) (d)	5,500	5,574
(SOFR + 1.60%), 5.40%, 4/10/2037 (b) (d)	8,395	8,446
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	JPMorgan Institutional Trust Funds	5

JPMorgan Core Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2026 (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Banks — continued
Standard Chartered plc (United Kingdom)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.05%), 5.69%, 5/14/2028 (b) (d)	382	389
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.15%), 5.01%, 10/15/2030 (b) (d)	440	450
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.07%), 5.24%, 1/13/2037 (b) (d)	805	810
Sumitomo Mitsui Financial Group, Inc. (Japan)
3.36%, 7/12/2027	14	14
3.04%, 7/16/2029	1,315	1,274
5.71%, 1/13/2030	1,480	1,565
5.24%, 4/15/2030	1,500	1,566
(SOFR + 1.36%), 5.57%, 1/15/2047 (d)	2,820	2,872
Sumitomo Mitsui Trust Bank Ltd. (Japan) 4.80%, 3/5/2036 (b)	2,700	2,692
Toronto-Dominion Bank (The) (Canada)
5.16%, 1/10/2028	600	614
5.30%, 1/30/2032	1,410	1,484
4.46%, 6/8/2032	220	222
Truist Financial Corp.
(SOFR + 2.05%), 6.05%, 6/8/2027 (d)	720	724
(SOFR + 2.45%), 7.16%, 10/30/2029 (d)	806	868
(SOFR + 1.31%), 5.07%, 5/20/2031 (d)	1,585	1,636
(SOFR + 1.85%), 5.12%, 1/26/2034 (d)	765	785
(SOFR + 1.92%), 5.71%, 1/24/2035 (d)	824	874
(SOFR + 1.40%), 4.96%, 10/23/2036 (d)	2,440	2,437
UniCredit SpA (Italy) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.20%), 1.98%, 6/3/2027 (b) (d)	665	661
US Bancorp
(SOFR + 1.56%), 5.38%, 1/23/2030 (d)	965	1,001
(SOFR + 1.25%), 5.10%, 7/23/2030 (d)	80	83
(SOFR + 1.30%), 5.08%, 5/15/2031 (d)	1,960	2,028
(SOFR + 0.87%), 4.48%, 1/26/2032 (d)	4,500	4,550
(SOFR + 1.60%), 4.84%, 2/1/2034 (d)	150	152
Wells Fargo & Co.
(SOFR + 1.74%), 5.57%, 7/25/2029 (d)	1,269	1,313
(SOFR + 1.79%), 6.30%, 10/23/2029 (d)	570	601
(SOFR + 1.50%), 5.20%, 1/23/2030 (d)	1,385	1,428
(SOFR + 2.10%), 4.90%, 7/25/2033 (d)	1,236	1,260
(SOFR + 2.02%), 5.39%, 4/24/2034 (d)	1,935	2,016
(SOFR + 1.99%), 5.56%, 7/25/2034 (d)	2,355	2,478
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Banks — continued
(SOFR + 1.78%), 5.50%, 1/23/2035 (d)	6,060	6,348
(SOFR + 1.38%), 5.21%, 12/3/2035 (d)	5,960	6,120
(SOFR + 1.74%), 5.61%, 4/23/2036 (d)	7,589	7,982
(SOFR + 1.10%), 4.96%, 1/23/2037 (d)	1,120	1,124
(SOFR + 2.53%), 3.07%, 4/30/2041 (d)	5	4
5.38%, 11/2/2043	30	29
4.75%, 12/7/2046	24	21
		355,821
Beverages — 0.1%
Anheuser-Busch Cos. LLC (Belgium) 4.70%, 2/1/2036	2,604	2,611
Coca-Cola Femsa SAB de CV (Mexico) 1.85%, 9/1/2032	675	579
Constellation Brands, Inc.
4.75%, 5/9/2032	300	305
5.25%, 11/15/2048	220	207
		3,702
Biotechnology — 0.6%
AbbVie, Inc.
4.50%, 5/14/2035	15	15
4.75%, 3/15/2036	1,485	1,493
4.05%, 11/21/2039	4,909	4,444
4.63%, 10/1/2042	480	449
4.40%, 11/6/2042	790	717
4.45%, 5/14/2046	1,460	1,293
4.25%, 11/21/2049	80	67
5.55%, 3/15/2056	1,190	1,197
Amgen, Inc.
5.25%, 3/2/2030	80	83
5.25%, 3/2/2033	85	89
4.85%, 2/19/2036	1,520	1,528
3.15%, 2/21/2040	928	747
5.60%, 3/2/2043	426	435
4.66%, 6/15/2051	1,854	1,619
4.20%, 2/22/2052	55	45
5.65%, 3/2/2053	3,157	3,151
Biogen, Inc.
5.75%, 5/15/2035	1,299	1,385
3.25%, 2/15/2051	3,060	2,031
6.45%, 5/15/2055	1,925	2,065
Gilead Sciences, Inc.
4.00%, 9/1/2036	9	9
SEE NOTES TO FINANCIAL STATEMENTS.

6	JPMorgan Institutional Trust Funds	February 28, 2026

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Biotechnology — continued
2.60%, 10/1/2040	2,493	1,867
Regeneron Pharmaceuticals, Inc. 1.75%, 9/15/2030	1,270	1,145
		25,874
Broadline Retail — 0.0% ^
Amazon.com, Inc.
3.95%, 4/13/2052	110	87
4.25%, 8/22/2057	30	24
2.70%, 6/3/2060	10	6
		117
Building Products — 0.0% ^
Masco Corp.
2.00%, 10/1/2030	215	195
6.50%, 8/15/2032	620	687
Trane Technologies Financing Ltd. 5.25%, 3/3/2033	650	687
		1,569
Capital Markets — 1.8%
Bank of New York Mellon Corp. (The)
Series J, (SOFR + 1.61%), 4.97%, 4/26/2034 (d)	155	159
(SOFR + 1.85%), 6.47%, 10/25/2034 (d)	1,000	1,121
Blackstone Holdings Finance Co. LLC 4.45%, 7/15/2045 (b)	429	370
Brookfield Finance, Inc. (Canada)
3.90%, 1/25/2028	350	349
4.85%, 3/29/2029	411	419
4.70%, 9/20/2047	105	90
Charles Schwab Corp. (The) (SOFR + 2.01%), 6.14%, 8/24/2034 (d)	145	158
Deutsche Bank AG (Germany)
(SOFR + 2.52%), 7.15%, 7/13/2027 (d)	645	652
(SOFR + 1.22%), 2.31%, 11/16/2027 (d)	650	642
(SOFR + 1.32%), 2.55%, 1/7/2028 (d)	1,300	1,284
(SOFR + 1.21%), 5.37%, 1/10/2029 (d)	1,720	1,758
(SOFR + 3.18%), 6.72%, 1/18/2029 (d)	296	310
5.41%, 5/10/2029	1,005	1,048
(SOFR + 2.51%), 6.82%, 11/20/2029 (d)	410	437
(SOFR + 1.70%), 5.00%, 9/11/2030 (d)	665	679
(SOFR + 1.72%), 5.30%, 5/9/2031 (d)	3,910	4,038
(SOFR + 1.30%), 4.95%, 8/4/2031 (d)	1,820	1,854
(SOFR + 3.04%), 3.55%, 9/18/2031 (d)	1,775	1,705
(SOFR + 1.10%), 4.47%, 12/10/2031 (d)	775	779
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Capital Markets — continued
FMR LLC 6.45%, 11/15/2039 (b)	500	558
Goldman Sachs Group, Inc. (The)
(SOFR + 0.91%), 1.95%, 10/21/2027 (d)	870	858
(SOFR + 1.11%), 2.64%, 2/24/2028 (d)	1,260	1,243
(3-MONTH CME TERM SOFR + 1.42%), 3.81%, 4/23/2029 (d)	30	30
(SOFR + 1.77%), 6.48%, 10/24/2029 (d)	1,350	1,429
(SOFR + 1.21%), 5.05%, 7/23/2030 (d)	1,518	1,557
(SOFR + 1.14%), 4.69%, 10/23/2030 (d)	1,840	1,870
(SOFR + 1.58%), 5.22%, 4/23/2031 (d)	1,483	1,535
(SOFR + 0.96%), 4.52%, 1/21/2032 (d)	5,000	5,031
(SOFR + 1.09%), 1.99%, 1/27/2032 (d)	880	787
(SOFR + 1.28%), 2.62%, 4/22/2032 (d)	1,000	918
(SOFR + 1.25%), 2.38%, 7/21/2032 (d)	2,255	2,034
(SOFR + 1.55%), 5.33%, 7/23/2035 (d)	4,810	4,965
(SOFR + 1.38%), 5.54%, 1/28/2036 (d)	1,825	1,909
(SOFR + 1.33%), 4.94%, 10/21/2036 (d)	3,595	3,582
(SOFR + 1.19%), 5.07%, 1/21/2037 (d)	3,270	3,293
6.75%, 10/1/2037	685	769
(3-MONTH CME TERM SOFR + 1.63%), 4.02%, 10/31/2038 (d)	305	276
Jefferies Financial Group, Inc. 6.45%, 6/8/2027	771	791
Macquarie Bank Ltd. (Australia) (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.70%), 3.05%, 3/3/2036 (b) (d) (e)	575	530
Macquarie Group Ltd. (Australia)
(3-MONTH CME TERM SOFR + 1.63%), 3.76%, 11/28/2028 (b) (d)	30	30
(SOFR + 1.44%), 2.69%, 6/23/2032 (b) (d)	115	106
(SOFR + 1.53%), 2.87%, 1/14/2033 (b) (d)	70	64
Moody's Corp. 3.25%, 5/20/2050	45	31
Morgan Stanley
(SOFR + 0.88%), 1.59%, 5/4/2027 (d)	70	70
3.59%, 7/22/2028 (f)	71	71
(SOFR + 1.45%), 5.17%, 1/16/2030 (d)	2,470	2,539
(3-MONTH CME TERM SOFR + 1.89%), 4.43%, 1/23/2030 (d)	180	182
(SOFR + 1.22%), 5.04%, 7/19/2030 (d)	615	633
Series I, (SOFR + 1.07%), 4.36%, 10/22/2031 (d)	2,480	2,486
(SOFR + 1.03%), 1.79%, 2/13/2032 (d)	1,740	1,541
(SOFR + 1.87%), 5.25%, 4/21/2034 (d)	140	145
(SOFR + 1.88%), 5.42%, 7/21/2034 (d)	1,820	1,901
(SOFR + 1.56%), 5.32%, 7/19/2035 (d)	870	901
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	JPMorgan Institutional Trust Funds	7

JPMorgan Core Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2026 (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Capital Markets — continued
Series I, (SOFR + 1.31%), 4.89%, 10/22/2036 (d)	1,715	1,706
(SOFR + 1.18%), 5.07%, 1/30/2037 (d)	3,180	3,207
(3-MONTH CME TERM SOFR + 1.69%), 4.46%, 4/22/2039 (d)	1,265	1,197
(SOFR + 1.49%), 3.22%, 4/22/2042 (d)	35	28
4.30%, 1/27/2045	485	423
Nasdaq, Inc. 5.55%, 2/15/2034	392	413
Nomura Holdings, Inc. (Japan) 2.68%, 7/16/2030	700	655
Northern Trust Corp. (3-MONTH SOFR + 1.13%), 3.38%, 5/8/2032 (d)	8	8
State Street Corp.
(SOFR + 1.61%), 4.42%, 5/13/2033 (d)	40	40
(SOFR + 1.73%), 4.16%, 8/4/2033 (d)	70	69
(SOFR + 1.22%), 4.78%, 10/23/2036 (d)	1,050	1,049
UBS Group AG (Switzerland)
(3-MONTH SOFR + 1.41%), 3.87%, 1/12/2029 (b) (d)	1,200	1,196
(SOFR + 1.06%), 4.40%, 9/23/2031 (b) (d)	1,020	1,023
(SOFR + 1.73%), 3.09%, 5/14/2032 (b) (d)	1,115	1,043
(SOFR + 1.29%), 4.84%, 11/6/2033 (b) (d)	3,010	3,035
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.00%), 6.30%, 9/22/2034 (b) (d)	539	591
(SOFR + 1.34%), 5.01%, 3/23/2037 (b) (d)	2,925	2,915
(SOFR + 1.34%), 5.20%, 8/10/2037 (b) (d)	2,630	2,654
		83,769
Chemicals — 0.2%
Albemarle Corp. 5.45%, 12/1/2044	10	9
CF Industries, Inc. 5.30%, 11/26/2035	770	783
Chevron Phillips Chemical Co. LLC 3.70%, 6/1/2028 (b)	30	30
DuPont de Nemours, Inc. 5.32%, 11/15/2038	4,004	4,065
Ecolab, Inc. 2.75%, 8/18/2055	6	4
International Flavors & Fragrances, Inc. 2.30%, 11/1/2030 (b)	3,500	3,192
Nutrien Ltd. (Canada)
4.20%, 4/1/2029	175	176
4.13%, 3/15/2035	470	442
5.00%, 4/1/2049	230	210
5.80%, 3/27/2053	70	72
		8,983
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Commercial Services & Supplies — 0.1%
Element Fleet Management Corp. (Canada)
5.64%, 3/13/2027 (b)	2,690	2,729
6.32%, 12/4/2028 (b)	2,010	2,121
5.04%, 3/25/2030 (b)	1,120	1,148
Ford Foundation (The) Series 2020, 2.82%, 6/1/2070	365	217
		6,215
Communications Equipment — 0.0% ^
Cisco Systems, Inc. 5.30%, 2/26/2054	1,550	1,508
Motorola Solutions, Inc. 4.85%, 8/15/2030	155	159
		1,667
Construction & Engineering — 0.1%
Quanta Services, Inc.
2.90%, 10/1/2030	1,440	1,362
2.35%, 1/15/2032	1,095	979
5.10%, 8/9/2035	1,730	1,762
		4,103
Construction Materials — 0.0% ^
CRH America, Inc. 5.13%, 5/18/2045 (b)	893	856
Eagle Materials, Inc. 2.50%, 7/1/2031	95	87
		943
Consumer Finance — 1.1%
AerCap Ireland Capital DAC (Ireland)
2.45%, 10/29/2026	1,560	1,545
6.10%, 1/15/2027	1,560	1,587
5.10%, 1/19/2029	235	241
5.38%, 12/15/2031	230	240
3.30%, 1/30/2032	3,145	2,939
4.75%, 1/15/2033	970	972
5.00%, 11/15/2035	760	759
Aircastle Ltd.
5.25%, 3/15/2030 (b)	811	837
5.00%, 9/15/2030 (b)	714	730
American Express Co.
5.85%, 11/5/2027	1,470	1,517
(SOFR + 1.00%), 5.10%, 2/16/2028 (d)	1,500	1,515
(SOFR + 1.22%), 4.92%, 7/20/2033 (d)	665	681
(SOFRINDX + 1.32%), 5.44%, 1/30/2036 (d)	1,410	1,470
(SOFR + 1.79%), 5.67%, 4/25/2036 (d)	61	65
(SOFR + 1.24%), 4.80%, 10/24/2036 (d)	1,205	1,193
Avolon Holdings Funding Ltd. (Ireland)
4.25%, 4/15/2026 (b)	1,200	1,199
SEE NOTES TO FINANCIAL STATEMENTS.

8	JPMorgan Institutional Trust Funds	February 28, 2026

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Consumer Finance — continued
4.38%, 5/1/2026 (b)	1,270	1,270
2.53%, 11/18/2027 (b)	2,220	2,157
4.95%, 1/15/2028 (b)	1,871	1,896
5.75%, 3/1/2029 (b)	575	598
4.20%, 4/15/2029 (b)	1,210	1,207
5.75%, 11/15/2029 (b)	235	245
5.15%, 1/15/2030 (b)	2,345	2,401
4.90%, 10/10/2030 (b)	795	807
4.70%, 1/30/2031 (b)	1,370	1,374
4.85%, 4/1/2033 (b)	4,200	4,167
Capital One Financial Corp.
3.75%, 7/28/2026	24	24
(SOFR + 2.64%), 6.31%, 6/8/2029 (d)	780	816
(SOFR + 1.91%), 5.70%, 2/1/2030 (d)	1,060	1,104
(SOFR + 1.27%), 2.62%, 11/2/2032 (d)	920	833
(SOFR + 1.63%), 5.20%, 9/11/2036 (d)	2,135	2,129
(SOFR + 1.51%), 5.40%, 1/30/2037 (d)	3,090	3,118
General Motors Financial Co., Inc. 5.80%, 6/23/2028	110	114
Macquarie Airfinance Holdings Ltd. (United Kingdom)
5.20%, 3/27/2028 (b)	700	712
5.15%, 3/17/2030 (b)	4,613	4,713
Mitsubishi HC Finance America LLC (Japan) 5.81%, 9/12/2028 (b)	445	463
Synchrony Financial (SOFRINDX + 2.13%), 5.94%, 8/2/2030 (d)	1,500	1,557
		49,195
Consumer Staples Distribution & Retail — 0.0% ^
Alimentation Couche-Tard, Inc. (Canada) 3.55%, 7/26/2027 (b)	60	60
Kroger Co. (The)
5.00%, 9/15/2034	510	519
5.00%, 4/15/2042	1,100	1,048
5.50%, 9/15/2054	440	425
		2,052
Containers & Packaging — 0.1%
Graphic Packaging International LLC 1.51%, 4/15/2026 (b)	1,246	1,241
Packaging Corp. of America 4.05%, 12/15/2049	845	682
Sonoco Products Co. 4.60%, 9/1/2029	155	157
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Containers & Packaging — continued
WRKCo, Inc.
3.90%, 6/1/2028	170	170
4.90%, 3/15/2029	20	21
		2,271
Diversified — 0.1%
Ygrene Frn 8.50%, 7/25/2045 ‡ (b)	2,711	2,724
Diversified Consumer Services — 0.0% ^
Pepperdine University Series 2020, 3.30%, 12/1/2059	600	392
President and Fellows of Harvard College 3.30%, 7/15/2056	21	15
University of Miami Series 2022, 4.06%, 4/1/2052	480	394
University of Southern California Series A, 3.23%, 10/1/2120	570	343
		1,144
Diversified REITs — 0.1%
Equinix Europe 2 Financing Corp. LLC
4.60%, 11/15/2030	2,985	3,021
4.70%, 3/15/2033 (c)	550	552
Safehold GL Holdings LLC
2.80%, 6/15/2031	977	902
2.85%, 1/15/2032	70	64
WP Carey, Inc.
4.25%, 10/1/2026	350	350
2.40%, 2/1/2031	65	59
2.25%, 4/1/2033	1,180	1,007
		5,955
Diversified Telecommunication Services — 0.4%
AT&T, Inc.
1.65%, 2/1/2028	250	240
5.40%, 2/15/2034	230	241
5.13%, 4/30/2036	1,160	1,177
3.50%, 6/1/2041	1,646	1,321
3.50%, 9/15/2053	113	77
3.55%, 9/15/2055	5,551	3,758
Comcast Corp.
5.17%, 1/15/2037 (b)	565	569
3.90%, 3/1/2038	82	73
3.25%, 11/1/2039	1,800	1,437
3.45%, 2/1/2050	754	519
2.89%, 11/1/2051	3,286	1,984
5.35%, 5/15/2053	1,160	1,068
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	JPMorgan Institutional Trust Funds	9

JPMorgan Core Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2026 (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Diversified Telecommunication Services — continued
2.94%, 11/1/2056	1,729	1,008
2.99%, 11/1/2063	259	144
Orange SA (France) 5.00%, 1/13/2036 (b)	4,100	4,118
Telefonica Emisiones SA (Spain) 7.05%, 6/20/2036	40	45
Verizon Communications, Inc. 3.40%, 3/22/2041	1,060	844
		18,623
Electric Utilities — 2.3%
AEP Texas, Inc. Series H, 3.45%, 1/15/2050	95	67
Alabama Power Co. 6.13%, 5/15/2038	250	278
Arizona Public Service Co. 5.05%, 9/1/2041	200	195
Baltimore Gas and Electric Co.
3.50%, 8/15/2046	395	299
2.90%, 6/15/2050	475	310
5.40%, 6/1/2053	65	63
CenterPoint Energy Houston Electric LLC 3.95%, 3/1/2048	15	12
Connecticut Light and Power Co. (The) 4.00%, 4/1/2048	12	10
DTE Electric Co. Series B, 3.25%, 4/1/2051	2,000	1,407
Duke Energy Carolinas LLC 4.25%, 12/15/2041	129	115
Duke Energy Corp.
2.55%, 6/15/2031	105	97
3.75%, 9/1/2046	985	757
6.10%, 9/15/2053	1,360	1,407
5.70%, 9/15/2055	1,260	1,235
Duke Energy Florida LLC 5.95%, 11/15/2052	1,414	1,481
Duke Energy Indiana LLC 3.75%, 5/15/2046	30	24
Duke Energy Progress LLC
4.10%, 5/15/2042	273	236
4.10%, 3/15/2043	125	108
2.90%, 8/15/2051	820	525
Duquesne Light Holdings, Inc.
3.62%, 8/1/2027 (b)	750	744
2.78%, 1/7/2032 (b)	85	77
Edison International
5.45%, 6/15/2029	1,830	1,881
6.95%, 11/15/2029	1,020	1,098
Electricite de France SA (France) 5.95%, 4/22/2034 (b)	1,025	1,104
Emera US Finance LP (Canada)
3.55%, 6/15/2026	145	145
4.75%, 6/15/2046	2,900	2,507
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Electric Utilities — continued
Enel Finance International NV (Italy)
5.13%, 6/26/2029 (b)	770	793
5.50%, 6/26/2034 (b)	1,160	1,210
5.00%, 9/30/2035 (b)	1,155	1,154
Entergy Arkansas LLC 2.65%, 6/15/2051	415	251
Entergy Corp. 2.95%, 9/1/2026	346	344
Entergy Louisiana LLC
3.05%, 6/1/2031	629	597
2.90%, 3/15/2051	490	313
5.80%, 3/15/2055	1,040	1,058
Entergy Mississippi LLC 5.85%, 6/1/2054	635	641
Entergy Texas, Inc.
4.00%, 3/30/2029	85	85
5.80%, 9/1/2053	450	460
Evergy Kansas Central, Inc. 5.25%, 3/15/2035	120	123
Evergy Metro, Inc.
5.40%, 4/1/2034	461	486
5.30%, 10/1/2041	35	35
Evergy Missouri West Storm Funding I LLC Series A-1, 5.10%, 12/1/2038	1,503	1,565
Evergy, Inc. 2.90%, 9/15/2029	524	504
Exelon Corp. 5.30%, 3/15/2033	1,000	1,048
Fells Point Funding Trust 3.05%, 1/31/2027 (b)	2,405	2,383
FirstEnergy Pennsylvania Electric Co.
3.25%, 3/15/2028 (b)	158	156
3.60%, 6/1/2029 (b)	60	59
FirstEnergy Transmission LLC 4.55%, 4/1/2049 (b)	240	208
Florida Power & Light Co. 5.40%, 9/1/2035	10	11
Fortis, Inc. (Canada) 3.06%, 10/4/2026	371	369
Georgia Power Co. 5.13%, 5/15/2052	75	71
Interstate Power and Light Co.
4.95%, 9/30/2034	480	486
5.45%, 9/30/2054	765	735
ITC Holdings Corp.
4.95%, 9/22/2027 (b)	1,565	1,585
2.95%, 5/14/2030 (b)	505	481
5.30%, 7/1/2043	940	908
Jersey Central Power & Light Co.
5.10%, 1/15/2035	460	472
6.15%, 6/1/2037	10	11
Massachusetts Electric Co. 5.90%, 11/15/2039 (b)	15	16
MidAmerican Energy Co. 5.85%, 9/15/2054	620	646
Mid-Atlantic Interstate Transmission LLC 4.10%, 5/15/2028 (b)	10	10
SEE NOTES TO FINANCIAL STATEMENTS.

10	JPMorgan Institutional Trust Funds	February 28, 2026

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Electric Utilities — continued
Monongahela Power Co. 5.85%, 2/15/2034 (b)	420	452
Nevada Power Co.
Series N, 6.65%, 4/1/2036	100	114
5.38%, 9/15/2040	26	26
5.45%, 5/15/2041	305	311
6.00%, 3/15/2054	560	579
New England Power Co. 3.80%, 12/5/2047 (b)	11	9
NextEra Energy Capital Holdings, Inc.
3.55%, 5/1/2027	13	13
2.25%, 6/1/2030	30	28
5.55%, 3/15/2054	2,400	2,329
Niagara Mohawk Power Corp.
1.96%, 6/27/2030 (b)	1,000	916
5.66%, 1/17/2054 (b)	460	451
6.00%, 7/3/2055 (b)	470	480
NRG Energy, Inc.
2.45%, 12/2/2027 (b)	795	770
4.45%, 6/15/2029 (b)	615	615
5.41%, 10/15/2035 (b)	2,500	2,527
Oncor Electric Delivery Co. LLC 5.75%, 3/15/2029	110	115
Pacific Gas and Electric Co.
2.95%, 3/1/2026	2,560	2,560
6.40%, 6/15/2033	1,011	1,102
5.80%, 5/15/2034	2,280	2,406
5.70%, 3/1/2035	8,045	8,388
6.00%, 8/15/2035	3,090	3,292
4.20%, 6/1/2041	695	586
3.75%, 8/15/2042 (g)	308	239
4.30%, 3/15/2045	525	425
6.75%, 1/15/2053	70	76
5.90%, 10/1/2054	260	253
PECO Energy Co. 2.80%, 6/15/2050	410	261
Pepco Holdings LLC 7.45%, 8/15/2032	316	366
PG&E Recovery Funding LLC
Series A-2, 5.23%, 6/1/2042	1,510	1,556
Series A-3, 5.54%, 7/15/2047	1,360	1,395
Series A-3, 5.53%, 6/1/2049	1,345	1,391
PG&E Wildfire Recovery Funding LLC
Series A-2, 4.26%, 6/1/2036	640	635
Series A-4, 5.21%, 12/1/2047	420	417
Series A-5, 5.10%, 6/1/2052	795	762
PNM Energy Transition Bond Co. I LLC Series A-2, 6.03%, 8/15/2048	2,605	2,728
Potomac Electric Power Co. 6.50%, 11/15/2037	1,085	1,231
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Electric Utilities — continued
PPL Capital Funding, Inc.
3.10%, 5/15/2026	155	155
5.25%, 9/1/2034	765	790
PPL Electric Utilities Corp. 5.25%, 5/15/2053	890	857
Progress Energy, Inc. 7.00%, 10/30/2031	300	339
Public Service Co. of Colorado 3.55%, 6/15/2046	214	160
Public Service Co. of Oklahoma
5.25%, 1/15/2033	970	1,005
5.20%, 1/15/2035	343	350
Series G, 6.63%, 11/15/2037	2,490	2,830
Series K, 3.15%, 8/15/2051	25	17
Public Service Electric and Gas Co.
5.38%, 11/1/2039	317	325
3.00%, 3/1/2051	1,925	1,283
SCE Recovery Funding LLC
Series A-1, 4.70%, 6/15/2040	1,055	1,063
5.34%, 3/15/2045	1,480	1,520
Series A-2, 5.11%, 12/15/2047	505	496
Sierra Pacific Power Co. 5.90%, 3/15/2054	1,030	1,050
Sigeco Securitization I LLC
Series A1, 5.03%, 11/15/2036	794	819
Series A2, 5.17%, 5/15/2041	107	109
Southern California Edison Co.
5.85%, 11/1/2027	1,695	1,742
Series B, 3.65%, 3/1/2028	400	397
Series 05-B, 5.55%, 1/15/2036	10	10
Series 08-A, 5.95%, 2/1/2038	200	209
4.05%, 3/15/2042	567	462
5.88%, 12/1/2053	1,566	1,539
5.75%, 4/15/2054	1,755	1,689
5.90%, 3/1/2055	805	793
Southern Co. (The) 5.70%, 3/15/2034	1,825	1,941
Southwestern Public Service Co. 4.50%, 8/15/2041	200	180
Toledo Edison Co. (The) 6.15%, 5/15/2037	300	331
Virginia Electric and Power Co. 5.70%, 8/15/2053	2,120	2,103
Vistra Operations Co. LLC
6.00%, 4/15/2034 (b)	221	234
5.70%, 12/30/2034 (b)	610	632
5.25%, 10/15/2035 (b)	3,360	3,367
5.35%, 1/31/2036 (b)	1,265	1,274
Wisconsin Public Service Corp. 3.30%, 9/1/2049	50	35
		105,366
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	JPMorgan Institutional Trust Funds	11

JPMorgan Core Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2026 (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Electronic Equipment, Instruments & Components — 0.1%
Amphenol Corp. 5.30%, 11/15/2055	2,030	1,966
Arrow Electronics, Inc.
3.88%, 1/12/2028	11	11
2.95%, 2/15/2032	60	54
Corning, Inc. 3.90%, 11/15/2049	1,043	824
		2,855
Energy Equipment & Services — 0.0% ^
Halliburton Co. 4.75%, 8/1/2043	540	490
NOV, Inc. 3.60%, 12/1/2029	155	152
Schlumberger Holdings Corp.
3.90%, 5/17/2028 (b)	20	20
4.30%, 5/1/2029 (b)	35	35
		697
Financial Services — 0.9%
BG Beta I Ltd. (Cayman Islands) 0.00%, 7/16/2054 ‡ (f)	3,960	3,996
CFIN 2022-RTL1 Issuer LLC Class A, 0.00%, 8/17/2027 ‡	8,665	8,654
Corebridge Financial, Inc.
3.65%, 4/5/2027	770	766
3.85%, 4/5/2029	545	539
Fidelity National Information Services, Inc. 3.10%, 3/1/2041	50	37
Fiserv, Inc.
3.20%, 7/1/2026	395	394
2.65%, 6/1/2030	125	116
5.15%, 8/12/2034	3,200	3,191
4.40%, 7/1/2049	375	297
Global Payments, Inc.
3.20%, 8/15/2029	945	906
5.30%, 8/15/2029	371	381
2.90%, 5/15/2030	273	254
2.90%, 11/15/2031	647	583
5.20%, 11/15/2032	3,135	3,153
5.55%, 11/15/2035	1,560	1,552
Goodleap LLC Class A, 0.00%, 7/15/2038 ‡	9,958	10,207
Jackson Financial, Inc. 4.00%, 11/23/2051	85	57
Nationwide Building Society (United Kingdom)
(SOFR + 1.29%), 2.97%, 2/16/2028 (b) (d)	200	198
(SOFR + 1.65%), 5.54%, 7/14/2036 (b) (d)	2,650	2,751
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Financial Services — continued
Siemens Financieringsmaatschappij NV (Germany) 4.40%, 5/27/2045 (b)	513	463
Street Capital Group, Inc. (Canada) 0.00%, 2/15/2030 ‡	2,935	2,935
		41,430
Food Products — 0.6%
Bimbo Bakeries USA, Inc. (Mexico)
6.05%, 1/15/2029 (b)	200	210
5.38%, 1/9/2036 (b)	200	207
Bunge Ltd. Finance Corp.
3.20%, 4/21/2031	1,500	1,426
2.75%, 5/14/2031	1,725	1,605
4.65%, 9/17/2034	1,410	1,404
JBS NV
3.75%, 12/1/2031	1,305	1,245
6.75%, 3/15/2034	1,347	1,502
5.95%, 4/20/2035	545	578
5.50%, 1/15/2036	1,725	1,770
6.50%, 12/1/2052	1,240	1,310
6.38%, 2/25/2055	1,345	1,390
6.38%, 4/15/2066	1,840	1,873
Kraft Heinz Foods Co.
5.00%, 7/15/2035	2,000	2,007
4.63%, 10/1/2039	850	778
4.38%, 6/1/2046	3,129	2,568
4.88%, 10/1/2049	2,080	1,793
Mars, Inc.
5.20%, 3/1/2035 (b)	90	93
5.65%, 5/1/2045 (b)	2,335	2,390
Tyson Foods, Inc. 5.70%, 3/15/2034	920	979
		25,128
Gas Utilities — 0.1%
Atmos Energy Corp.
4.15%, 1/15/2043	828	725
4.13%, 10/15/2044	140	120
Boston Gas Co. 4.49%, 2/15/2042 (b)	308	270
Brooklyn Union Gas Co. (The) 4.27%, 3/15/2048 (b)	460	376
ONE Gas, Inc. 2.00%, 5/15/2030	15	14
Southern California Gas Co.
Series VV, 4.30%, 1/15/2049	65	54
6.35%, 11/15/2052	1,370	1,493
SEE NOTES TO FINANCIAL STATEMENTS.

12	JPMorgan Institutional Trust Funds	February 28, 2026

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Gas Utilities — continued
Southern Natural Gas Co. LLC 4.80%, 3/15/2047 (b)	6	5
Southwest Gas Corp. 3.80%, 9/29/2046	9	7
		3,064
Ground Transportation — 0.1%
Burlington Northern Santa Fe LLC
7.29%, 6/1/2036	25	30
5.40%, 6/1/2041	70	72
4.38%, 9/1/2042	375	338
3.55%, 2/15/2050	465	347
Canadian Pacific Railway Co. (Canada) 4.70%, 5/1/2048	712	647
CSX Corp.
4.10%, 3/15/2044	190	163
4.30%, 3/1/2048	105	90
3.35%, 9/15/2049	95	68
Norfolk Southern Corp.
2.90%, 8/25/2051	40	26
4.05%, 8/15/2052	730	575
Penske Truck Leasing Co. LP 5.55%, 5/1/2028 (b)	40	41
Triton Container International Ltd. (Bermuda) 2.05%, 4/15/2026 (b)	120	119
Uber Technologies, Inc.
4.80%, 9/15/2034	720	722
5.35%, 9/15/2054	240	229
Union Pacific Corp. 4.10%, 9/15/2067	10	8
		3,475
Health Care Equipment & Supplies — 0.1%
Abbott Laboratories 4.75%, 11/30/2036	380	384
Boston Scientific Corp. 6.25%, 11/15/2035 (g)	900	1,021
Solventum Corp. 5.60%, 3/23/2034	3,190	3,335
		4,740
Health Care Providers & Services — 0.8%
Aetna, Inc. 6.75%, 12/15/2037	475	529
Ascension Health Series B, 2.53%, 11/15/2029	430	410
Beth Israel Lahey Health, Inc. Series L, 3.08%, 7/1/2051	35	24
Cardinal Health, Inc.
5.35%, 11/15/2034	75	78
5.15%, 9/15/2035	2,780	2,846
Cencora, Inc.
2.70%, 3/15/2031	150	140
4.60%, 2/13/2033	3,000	3,022
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Health Care Providers & Services — continued
5.13%, 2/15/2034	1,650	1,712
Children's Hospital Series 2020, 2.93%, 7/15/2050	650	434
Children's Hospital Corp. (The) Series 2020, 2.59%, 2/1/2050	580	367
Cigna Group (The)
5.13%, 5/15/2031	1,080	1,124
5.25%, 1/15/2036	1,925	1,977
3.20%, 3/15/2040	1,238	989
3.40%, 3/15/2051	50	35
CommonSpirit Health
2.78%, 10/1/2030	550	517
3.91%, 10/1/2050	545	419
CVS Health Corp.
4.30%, 3/25/2028	171	172
5.25%, 2/21/2033	1,400	1,454
4.78%, 3/25/2038	108	103
CVS Pass-Through Trust Series 2013, 4.70%, 1/10/2036 (b)	462	449
Elevance Health, Inc.
4.63%, 5/15/2042	500	455
4.65%, 1/15/2043	535	484
4.65%, 8/15/2044	100	89
Hackensack Meridian Health, Inc. Series 2020, 2.68%, 9/1/2041	1,430	1,065
HCA, Inc.
3.63%, 3/15/2032	651	620
5.60%, 4/1/2034	1,175	1,234
5.75%, 3/1/2035	1,259	1,333
4.90%, 11/15/2035	1,880	1,872
5.13%, 6/15/2039	725	707
5.50%, 6/15/2047	650	620
3.50%, 7/15/2051	589	407
4.63%, 3/15/2052	1,385	1,147
5.95%, 9/15/2054	600	597
6.10%, 4/1/2064	1,075	1,076
Mayo Clinic Series 2016, 4.13%, 11/15/2052	225	190
Memorial Health Services 3.45%, 11/1/2049	1,340	1,003
Memorial Sloan-Kettering Cancer Center Series 2015, 4.20%, 7/1/2055	200	168
MyMichigan Health Series 2020, 3.41%, 6/1/2050	310	223
Quest Diagnostics, Inc.
2.95%, 6/30/2030	25	24
2.80%, 6/30/2031	60	56
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	JPMorgan Institutional Trust Funds	13

JPMorgan Core Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2026 (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Health Care Providers & Services — continued
Texas Health Resources 4.33%, 11/15/2055	300	252
Triad Holdings III LLC 0.00%, 4/1/2052 ‡	5,624	5,680
UnitedHealth Group, Inc.
3.50%, 8/15/2039	815	684
3.25%, 5/15/2051	560	384
5.88%, 2/15/2053	650	661
Yale-New Haven Health Services Corp. Series 2020, 2.50%, 7/1/2050	780	474
		38,306
Health Care REITs — 0.1%
Alexandria Real Estate Equities, Inc.
3.80%, 4/15/2026	135	135
2.75%, 12/15/2029	60	57
2.00%, 5/18/2032	980	842
1.88%, 2/1/2033	130	108
DOC DR LLC
3.95%, 1/15/2028	55	55
2.63%, 11/1/2031	505	459
Healthpeak OP LLC 3.50%, 7/15/2029	772	757
Ventas Realty LP
3.25%, 10/15/2026	299	298
3.85%, 4/1/2027	560	559
2.50%, 9/1/2031	120	109
Welltower OP LLC
2.80%, 6/1/2031	110	103
6.50%, 3/15/2041	350	397
		3,879
Hotels, Restaurants & Leisure — 0.0% ^
McDonald's Corp.
6.30%, 10/15/2037	8	9
5.15%, 9/9/2052	65	61
5.45%, 8/14/2053	1,060	1,045
Starbucks Corp.
4.90%, 2/15/2031	1,000	1,036
4.45%, 8/15/2049	115	98
		2,249
Independent Power and Renewable Electricity Producers — 0.1%
AES Corp. (The) 5.80%, 3/15/2032	1,620	1,692
Alexander Funding Trust II 7.47%, 7/31/2028 (b)	1,280	1,363
Constellation Energy Generation LLC
5.80%, 3/1/2033	280	300
5.75%, 10/1/2041	235	244
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Independent Power and Renewable Electricity Producers — continued
5.60%, 6/15/2042	150	153
6.50%, 10/1/2053	1,190	1,313
Southern Power Co. 5.15%, 9/15/2041	15	15
		5,080
Industrial REITs — 0.0% ^
Goodman US Finance Three LLC (Australia) 3.70%, 3/15/2028 (b)	22	22
Prologis LP
2.88%, 11/15/2029	380	366
3.00%, 4/15/2050	905	610
		998
Insurance — 0.4%
AIA Group Ltd. (Hong Kong) 3.20%, 9/16/2040 (b)	520	419
AIG SunAmerica Global Financing X 6.90%, 3/15/2032 (b)	520	583
Aon Corp.
5.35%, 2/28/2033	65	68
2.90%, 8/23/2051	140	87
Aon North America, Inc.
5.45%, 3/1/2034	1,990	2,076
5.75%, 3/1/2054	590	584
Athene Global Funding
2.95%, 11/12/2026 (b)	3,475	3,447
5.32%, 11/13/2031 (b)	115	117
Berkshire Hathaway Finance Corp.
4.30%, 5/15/2043	100	91
3.85%, 3/15/2052	845	657
CNO Global Funding 4.95%, 9/9/2029 (b)	1,400	1,425
Corebridge Global Funding
5.20%, 6/24/2029 (b)	1,290	1,325
4.90%, 8/21/2032 (b)	95	96
F&G Annuities & Life, Inc.
7.40%, 1/13/2028	563	584
6.50%, 6/4/2029	1,525	1,570
F&G Global Funding 1.75%, 6/30/2026 (b)	750	744
Great-West Lifeco Finance Delaware LP (Canada) 4.15%, 6/3/2047 (b)	20	17
Guardian Life Insurance Co. of America (The) 4.85%, 1/24/2077 (b)	208	175
Hanover Insurance Group, Inc. (The) 2.50%, 9/1/2030	500	462
Hartford Insurance Group, Inc. (The) 4.30%, 4/15/2043	420	371
SEE NOTES TO FINANCIAL STATEMENTS.

14	JPMorgan Institutional Trust Funds	February 28, 2026

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Insurance — continued
Jackson National Life Global Funding 3.05%, 4/29/2026 (b)	40	40
Liberty Mutual Insurance Co. 7.88%, 10/15/2026 (b)	15	15
Manulife Financial Corp. (Canada) (USD ICE Swap Rate 5 Year + 1.65%), 4.06%, 2/24/2032 (d)	30	30
Markel Group, Inc. 5.00%, 5/20/2049	20	18
MetLife, Inc. 5.00%, 7/15/2052	30	27
Pacific Life Insurance Co. (3-MONTH SOFR + 2.80%), 4.30%, 10/24/2067 (b) (d)	266	214
Principal Financial Group, Inc. 4.11%, 2/15/2028 (b)	838	838
Principal Life Global Funding II 5.10%, 1/25/2029 (b)	800	820
Prudential Financial, Inc. 3.91%, 12/7/2047	300	231
Swiss Re Finance Luxembourg SA (Switzerland) (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.58%), 5.00%, 4/2/2049 (b) (d)	200	202
Teachers Insurance & Annuity Association of America
4.90%, 9/15/2044 (b)	10	9
4.27%, 5/15/2047 (b)	415	348
		17,690
Interactive Media & Services — 0.3%
Alphabet, Inc.
5.50%, 2/15/2046	1,435	1,461
5.65%, 2/15/2056	2,110	2,159
5.75%, 2/15/2066	1,295	1,319
Meta Platforms, Inc.
4.88%, 11/15/2035	2,960	2,990
5.50%, 11/15/2045	2,950	2,915
5.60%, 5/15/2053	1,350	1,314
5.40%, 8/15/2054	875	826
5.63%, 11/15/2055	1,775	1,737
		14,721
IT Services — 0.1%
Accenture Capital, Inc. 4.50%, 10/4/2034	510	504
CGI, Inc. (Canada)
1.45%, 9/14/2026	843	831
2.30%, 9/14/2031	1,515	1,350
		2,685
Life Sciences Tools & Services — 0.1%
Thermo Fisher Scientific, Inc. 4.90%, 2/12/2036	2,485	2,528
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Machinery — 0.0% ^
Cummins, Inc. 2.60%, 9/1/2050	50	31
nVent Finance SARL (United Kingdom) 4.55%, 4/15/2028	465	468
Parker-Hannifin Corp.
4.45%, 11/21/2044	592	532
4.10%, 3/1/2047	8	7
		1,038
Media — 0.2%
Charter Communications Operating LLC
6.38%, 10/23/2035	528	552
4.80%, 3/1/2050	1,475	1,124
3.70%, 4/1/2051	3,220	2,078
Cox Communications, Inc.
4.80%, 2/1/2035 (b)	30	28
2.95%, 10/1/2050 (b)	635	360
Time Warner Cable Enterprises LLC 8.38%, 7/15/2033	735	859
Time Warner Cable LLC
6.55%, 5/1/2037	400	412
5.88%, 11/15/2040	2,720	2,551
5.50%, 9/1/2041	359	321
		8,285
Metals & Mining — 0.1%
Anglo American Capital plc (South Africa) 5.75%, 4/5/2034 (b)	2,635	2,797
Corp. Nacional del Cobre de Chile (Chile) 6.44%, 1/26/2036 (b)	917	1,002
Glencore Funding LLC (Australia)
2.63%, 9/23/2031 (b)	40	36
5.63%, 4/4/2034 (b)	1,080	1,142
Nucor Corp. 2.98%, 12/15/2055	20	13
Rio Tinto Finance USA plc (Australia) 4.88%, 3/14/2030	157	162
Steel Dynamics, Inc. 5.38%, 8/15/2034	40	42
Vale Overseas Ltd. (Brazil) 3.75%, 7/8/2030	675	653
		5,847
Mortgage Real Estate Investment Trusts (REITs) — 0.1%
Resurgent 6.78%, 7/1/2030 ‡	3,000	3,000
Multi-Utilities — 0.2%
Ameren Corp. 3.50%, 1/15/2031	125	121
Ameren Illinois Co. 5.55%, 7/1/2054	1,650	1,646
CenterPoint Energy, Inc. 2.95%, 3/1/2030	40	38
CMS Energy Corp. 3.00%, 5/15/2026	475	474
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	JPMorgan Institutional Trust Funds	15

JPMorgan Core Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2026 (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Multi-Utilities — continued
Consolidated Edison Co. of New York, Inc.
Series 12-A, 4.20%, 3/15/2042	9	8
3.20%, 12/1/2051	1,090	736
Delmarva Power & Light Co. 4.00%, 6/1/2042	235	201
Dominion Energy, Inc. Series F, 5.25%, 8/1/2033	940	973
New York State Electric & Gas Corp. 3.25%, 12/1/2026 (b)	11	11
NiSource, Inc. 1.70%, 2/15/2031	765	678
PG&E Energy Recovery Funding LLC Series A-3, 2.82%, 7/15/2046	50	38
Public Service Enterprise Group, Inc. 1.60%, 8/15/2030	40	36
Puget Energy, Inc.
2.38%, 6/15/2028	20	19
5.73%, 3/15/2035	715	740
San Diego Gas & Electric Co.
3.95%, 11/15/2041	379	320
2.95%, 8/15/2051	1,050	688
5.35%, 4/1/2053	75	71
Southern Co. Gas Capital Corp.
3.25%, 6/15/2026	254	254
5.75%, 9/15/2033	760	812
Series B, 5.10%, 9/15/2035	975	993
5.88%, 3/15/2041	11	12
4.40%, 6/1/2043	23	20
3.95%, 10/1/2046	9	7
Series 21A, 3.15%, 9/30/2051	420	279
WEC Energy Group, Inc. 5.60%, 9/12/2026	28	28
		9,203
Office REITs — 0.0% ^
COPT Defense Properties LP 2.00%, 1/15/2029	335	316
Oil, Gas & Consumable Fuels — 1.2%
Aker BP ASA (Norway)
5.13%, 10/1/2034 (b)	660	659
5.80%, 10/1/2054 (b)	360	338
BP Capital Markets America, Inc.
4.81%, 2/13/2033	210	215
2.94%, 6/4/2051	1,995	1,304
Cameron LNG LLC 3.70%, 1/15/2039 (b)	961	836
Cheniere Energy Partners LP 5.55%, 10/30/2035	780	809
Cheniere Energy, Inc. 5.65%, 4/15/2034	690	726
Columbia Pipelines Holding Co. LLC 5.10%, 10/1/2031 (b)	481	495
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Oil, Gas & Consumable Fuels — continued
Columbia Pipelines Operating Co. LLC
5.44%, 2/15/2035 (b)	3,565	3,713
5.96%, 2/15/2055 (b)	2,415	2,453
ConocoPhillips Co.
5.05%, 9/15/2033	95	99
5.50%, 1/15/2055	1,500	1,473
Coterra Energy, Inc.
3.90%, 5/15/2027	935	934
5.60%, 3/15/2034	75	79
5.40%, 2/15/2035	1,250	1,289
Devon Energy Corp. 5.75%, 9/15/2054	558	544
DT Midstream, Inc. 4.30%, 4/15/2032 (b)	900	881
Eastern Energy Gas Holdings LLC 6.20%, 1/15/2055	760	808
Eastern Gas Transmission & Storage, Inc. 3.90%, 11/15/2049	807	605
Enbridge, Inc. (Canada)
5.70%, 3/8/2033	1,090	1,158
5.63%, 4/5/2034	1,350	1,429
4.50%, 6/10/2044	110	95
Energy Transfer LP
4.95%, 5/15/2028	80	81
5.25%, 7/1/2029	1,450	1,504
4.15%, 9/15/2029	1,006	1,009
6.05%, 6/1/2041	30	31
6.10%, 2/15/2042	420	430
5.30%, 4/1/2044	170	159
6.00%, 6/15/2048	775	764
6.25%, 4/15/2049	800	809
Eni SpA (Italy) 5.70%, 10/1/2040 (b)	925	946
Eni USA, Inc. (Italy) 7.30%, 11/15/2027	15	16
Enterprise Products Operating LLC
4.95%, 2/15/2035	2,380	2,438
5.20%, 1/15/2036	1,280	1,320
5.10%, 2/15/2045	100	96
4.95%, 10/15/2054	6	5
EOG Resources, Inc. 5.35%, 1/15/2036	80	83
Exxon Mobil Corp.
3.00%, 8/16/2039	1,015	830
3.57%, 3/6/2045	1,215	976
4.11%, 3/1/2046	15	13
Galaxy Pipeline Assets Bidco Ltd. (United Arab Emirates) 2.94%, 9/30/2040 (b)	953	817
SEE NOTES TO FINANCIAL STATEMENTS.

16	JPMorgan Institutional Trust Funds	February 28, 2026

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Oil, Gas & Consumable Fuels — continued
Kinder Morgan, Inc.
7.80%, 8/1/2031	1,151	1,347
5.05%, 2/15/2046	1,910	1,759
3.25%, 8/1/2050	20	13
Marathon Petroleum Corp. 4.75%, 9/15/2044	65	57
MPLX LP
4.50%, 4/15/2038	8	7
4.95%, 3/14/2052	520	447
Northern Natural Gas Co. 5.63%, 2/1/2054 (b)	240	237
Occidental Petroleum Corp. 4.30%, 8/15/2039	352	309
ONEOK Partners LP 6.65%, 10/1/2036	370	411
ONEOK, Inc.
4.75%, 10/15/2031	2,125	2,155
5.20%, 7/15/2048	30	27
Phillips 66 Co. 4.90%, 10/1/2046	11	10
Pioneer Natural Resources Co.
1.90%, 8/15/2030	1,050	963
2.15%, 1/15/2031	4,300	3,958
Plains All American Pipeline LP 4.70%, 1/15/2031	630	640
Shell Finance US, Inc. 3.13%, 11/7/2049 (b)	60	42
South Bow USA Infrastructure Holdings LLC (Canada)
4.91%, 9/1/2027	375	379
5.03%, 10/1/2029	430	440
Suncor Energy, Inc. (Canada) 6.80%, 5/15/2038	677	766
Targa Resources Corp. 4.90%, 9/15/2030	2,388	2,452
TC PipeLines LP 3.90%, 5/25/2027	7	7
TotalEnergies Capital International SA (France)
3.46%, 2/19/2029	40	40
2.99%, 6/29/2041	1,200	926
3.46%, 7/12/2049	815	598
3.13%, 5/29/2050	1,180	808
Valero Energy Corp.
7.50%, 4/15/2032	10	12
3.65%, 12/1/2051	115	82
Western Midstream Operating LP 5.25%, 2/1/2050 (g)	415	360
Williams Cos., Inc. (The)
5.60%, 3/15/2035	1,365	1,435
5.30%, 9/30/2035	145	149
4.85%, 3/1/2048	14	12
5.80%, 11/15/2054	2,000	1,989
6.00%, 3/15/2055	380	390
		56,496
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Passenger Airlines — 0.0% ^
United Airlines Pass-Through Trust Series 2016-2, Class A, 3.10%, 10/7/2028	804	776
Pharmaceuticals — 0.2%
AstraZeneca plc (United Kingdom)
6.45%, 9/15/2037	300	344
4.00%, 9/18/2042	240	210
Bristol-Myers Squibb Co.
5.90%, 11/15/2033	35	39
4.25%, 10/26/2049	1,004	835
3.70%, 3/15/2052	1,015	758
5.55%, 2/22/2054	1,160	1,151
Eli Lilly & Co. 5.00%, 2/9/2054	960	902
Merck & Co., Inc.
4.00%, 3/7/2049	860	700
2.90%, 12/10/2061	965	572
Pfizer Investment Enterprises Pte. Ltd. 5.34%, 5/19/2063	1,935	1,816
Shire Acquisitions Investments Ireland DAC 3.20%, 9/23/2026	5	5
Takeda Pharmaceutical Co. Ltd. (Japan)
3.03%, 7/9/2040	234	183
5.65%, 7/5/2044	422	431
3.18%, 7/9/2050	1,486	1,019
		8,965
Residential REITs — 0.1%
ERP Operating LP 4.95%, 6/15/2032	101	104
Essex Portfolio LP 2.65%, 3/15/2032	2,000	1,804
Mid-America Apartments LP
3.95%, 3/15/2029	920	920
1.70%, 2/15/2031	30	27
4.65%, 1/15/2033	790	795
UDR, Inc.
2.95%, 9/1/2026	388	386
3.00%, 8/15/2031	305	286
2.10%, 8/1/2032	710	618
3.10%, 11/1/2034	30	26
		4,966
Retail REITs — 0.1%
Brixmor Operating Partnership LP
2.25%, 4/1/2028	840	811
2.50%, 8/16/2031	470	427
Kimco Realty OP LLC 1.90%, 3/1/2028	160	154
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	JPMorgan Institutional Trust Funds	17

JPMorgan Core Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2026 (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Retail REITs — continued
NNN REIT, Inc.
3.60%, 12/15/2026	16	16
4.30%, 10/15/2028	620	624
5.60%, 10/15/2033	600	633
5.50%, 6/15/2034	170	178
Realty Income Corp.
3.25%, 1/15/2031	35	34
4.65%, 3/15/2047	8	7
		2,884
Semiconductors & Semiconductor Equipment — 0.6%
Broadcom, Inc.
1.95%, 2/15/2028	2,500	2,417
4.75%, 4/15/2029	25	26
5.05%, 7/12/2029	2,650	2,742
4.55%, 2/15/2032	1,904	1,930
3.14%, 11/15/2035 (b)	1,413	1,235
4.80%, 2/15/2036	241	242
3.50%, 2/15/2041	3,950	3,272
Intel Corp.
3.73%, 12/8/2047	580	420
3.25%, 11/15/2049	1,390	910
5.70%, 2/10/2053	590	560
KLA Corp.
3.30%, 3/1/2050	600	426
4.95%, 7/15/2052	135	125
Marvell Technology, Inc.
5.75%, 2/15/2029	1,360	1,421
2.95%, 4/15/2031	1,405	1,313
5.45%, 7/15/2035	4,818	5,016
Micron Technology, Inc. 5.30%, 1/15/2031	1,862	1,956
NXP BV (Netherlands)
4.40%, 6/1/2027	25	25
3.25%, 5/11/2041	1,445	1,109
3.25%, 11/30/2051	682	457
		25,602
Software — 0.5%
Cadence Design Systems, Inc.
4.30%, 9/10/2029	10	10
4.70%, 9/10/2034	1,899	1,916
Microsoft Corp. 2.92%, 3/17/2052	26	17
Oracle Corp.
4.80%, 9/26/2032	2,120	2,072
4.90%, 2/6/2033	1,300	1,271
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Software — continued
4.30%, 7/8/2034	10	9
3.90%, 5/15/2035	8	7
5.70%, 2/4/2036	1,830	1,831
3.85%, 7/15/2036	12	10
3.80%, 11/15/2037	20	16
3.60%, 4/1/2040	1,000	756
5.88%, 9/26/2045	1,425	1,291
6.55%, 2/4/2046	700	682
3.60%, 4/1/2050	355	222
3.95%, 3/25/2051	700	463
4.38%, 5/15/2055	4,900	3,387
6.70%, 2/4/2056	2,825	2,740
6.85%, 2/4/2066	1,595	1,528
Roper Technologies, Inc.
3.80%, 12/15/2026	7	7
2.00%, 6/30/2030	25	23
4.90%, 10/15/2034	1,940	1,928
Synopsys, Inc.
5.15%, 4/1/2035	158	162
5.70%, 4/1/2055	1,415	1,414
VMware LLC
1.80%, 8/15/2028	30	29
2.20%, 8/15/2031	160	143
		21,934
Specialized REITs — 0.2%
American Tower Corp.
3.38%, 10/15/2026	312	311
3.80%, 8/15/2029	90	89
2.10%, 6/15/2030	630	579
1.88%, 10/15/2030	1,090	984
4.70%, 12/15/2032	1,235	1,249
3.10%, 6/15/2050	496	333
2.95%, 1/15/2051	324	210
Crown Castle, Inc.
1.05%, 7/15/2026	260	257
4.00%, 3/1/2027	264	264
2.10%, 4/1/2031	2,000	1,784
Equinix, Inc. 3.20%, 11/18/2029	65	63
Extra Space Storage LP
3.50%, 7/1/2026	50	50
3.90%, 4/1/2029	30	30
SEE NOTES TO FINANCIAL STATEMENTS.

18	JPMorgan Institutional Trust Funds	February 28, 2026

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Specialized REITs — continued
4.00%, 6/15/2029	869	866
2.40%, 10/15/2031	45	40
		7,109
Specialty Retail — 0.0% ^
AutoZone, Inc.
1.65%, 1/15/2031	765	678
5.40%, 7/15/2034	760	794
Home Depot, Inc. (The) 4.25%, 4/1/2046	150	129
Lowe's Cos., Inc. 4.05%, 5/3/2047	130	105
O'Reilly Automotive, Inc.
3.60%, 9/1/2027	432	430
1.75%, 3/15/2031	55	49
		2,185
Technology Hardware, Storage & Peripherals — 0.2%
Apple, Inc.
3.45%, 2/9/2045	20	16
3.85%, 8/4/2046	26	21
3.75%, 9/12/2047	50	40
4.10%, 8/8/2062	1,200	957
Dell International LLC
6.02%, 6/15/2026	107	107
4.90%, 10/1/2026	1,265	1,269
5.25%, 2/1/2028	1,245	1,274
5.30%, 4/1/2032	3,215	3,339
3.45%, 12/15/2051	61	43
		7,066
Tobacco — 0.1%
Altria Group, Inc. 2.45%, 2/4/2032	1,700	1,525
BAT Capital Corp. (United Kingdom)
4.39%, 8/15/2037	1,730	1,616
4.54%, 8/15/2047	14	12
Reynolds American, Inc. (United Kingdom)
7.00%, 8/4/2041	100	112
5.85%, 8/15/2045	180	181
		3,446
Trading Companies & Distributors — 0.1%
Air Lease Corp. 1.88%, 8/15/2026	175	173
Aviation Capital Group LLC
1.95%, 9/20/2026 (b)	120	119
3.50%, 11/1/2027 (b)	30	30
5.38%, 7/15/2029 (b)	2,400	2,479
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Trading Companies & Distributors — continued
5.13%, 4/10/2030 (b)	825	848
WW Grainger, Inc. 4.60%, 6/15/2045	7	6
		3,655
Water Utilities — 0.1%
American Water Capital Corp.
3.45%, 5/1/2050	1,096	792
5.45%, 3/1/2054	2,300	2,257
		3,049
Wireless Telecommunication Services — 0.1%
T-Mobile USA, Inc.
3.88%, 4/15/2030	2,980	2,957
5.15%, 4/15/2034	230	238
4.50%, 4/15/2050	30	25
3.30%, 2/15/2051	125	85
3.40%, 10/15/2052	1,525	1,040
3.60%, 11/15/2060	915	616
Vodafone Group plc (United Kingdom)
5.63%, 2/10/2053	250	243
5.75%, 6/28/2054	1,400	1,381
		6,585
Total Corporate Bonds (Cost $1,061,835)		1,054,602
Mortgage-Backed Securities — 19.7%
FHLMC
Pool # 846812, ARM, 6.28%, 4/1/2030 (f)	—	—
Pool # 420195, ARM, 5.45%, 11/1/2030 (f)	2	2
Pool # 789262, ARM, 6.47%, 12/1/2031 (f)	4	4
Pool # 781087, ARM, 5.86%, 12/1/2033 (f)	39	40
Pool # 1B1665, ARM, 6.75%, 4/1/2034 (f)	37	37
Pool # 847356, ARM, 6.19%, 12/1/2034 (f)	38	39
Pool # 782979, ARM, 5.87%, 1/1/2035 (f)	50	52
Pool # 1Q0001, ARM, 6.44%, 1/1/2036 (f)	1	1
Pool # 1Q0025, ARM, 6.18%, 2/1/2036 (f)	16	16
Pool # 848431, ARM, 6.19%, 2/1/2036 (f)	25	26
Pool # 1J1380, ARM, 7.37%, 3/1/2036 (f)	1	1
Pool # 1K1233, ARM, 6.24%, 5/1/2036 (f)	1	2
Pool # 1L1286, ARM, 6.50%, 5/1/2036 (f)	7	7
Pool # 848365, ARM, 6.23%, 7/1/2036 (f)	30	31
Pool # 1A1096, ARM, 6.27%, 10/1/2036 (f)	64	65
Pool # 1G2539, ARM, 6.35%, 10/1/2036 (f)	8	9
Pool # 1J1348, ARM, 6.69%, 10/1/2036 (f)	31	33
Pool # 1G2671, ARM, 5.96%, 11/1/2036 (f)	49	50
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	JPMorgan Institutional Trust Funds	19

JPMorgan Core Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2026 (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # 782760, ARM, 6.29%, 11/1/2036 (f)	29	30
Pool # 1G2552, ARM, 6.30%, 11/1/2036 (f)	7	7
Pool # 1J1400, ARM, 6.50%, 11/1/2036 (f)	1	2
Pool # 1J1634, ARM, 6.23%, 12/1/2036 (f)	39	41
Pool # 1N0368, ARM, 6.49%, 1/1/2037 (f)	3	3
Pool # 1J1516, ARM, 6.27%, 2/1/2037 (f)	1	1
Pool # 1Q0196, ARM, 6.32%, 2/1/2037 (f)	2	2
Pool # 1Q0739, ARM, 6.13%, 3/1/2037 (f)	35	36
Pool # 1J1522, ARM, 7.05%, 3/1/2037 (f)	6	6
Pool # 1H1390, ARM, 6.26%, 4/1/2037 (f)	3	3
Pool # 1G1678, ARM, 6.76%, 4/1/2037 (f)	1	1
Pool # 1J0336, ARM, 6.90%, 4/1/2037 (f)	4	4
Pool # 1G3616, ARM, 6.16%, 5/1/2037 (f)	2	2
Pool # 1J2919, ARM, 5.84%, 8/1/2037 (f)	1	1
Pool # 847834, ARM, 6.60%, 12/1/2037 (f)	1	2
Pool # 848699, ARM, 6.45%, 7/1/2040 (f)	52	54
FHLMC Gold Pools, 20 Year
Pool # C91005, 6.00%, 12/1/2026	1	1
Pool # C91403, 3.50%, 3/1/2032	55	54
Pool # C91849, 3.50%, 9/1/2035	92	90
FHLMC Gold Pools, 30 Year
Pool # G00981, 8.50%, 7/1/2028	1	1
Pool # G04626, 6.00%, 5/1/2031	1	1
Pool # C68485, 7.00%, 7/1/2032	5	5
Pool # G01448, 7.00%, 8/1/2032	16	17
Pool # G60433, 4.50%, 9/1/2033	134	135
Pool # A13845, 5.50%, 9/1/2033	4	4
Pool # A13625, 5.50%, 10/1/2033	56	57
Pool # A16107, 6.00%, 12/1/2033	42	44
Pool # A16779, 6.50%, 12/1/2033	13	14
Pool # A17537, 6.00%, 1/1/2034	30	31
Pool # A61572, 5.00%, 9/1/2034	184	188
Pool # A28796, 6.50%, 11/1/2034	2	2
Pool # G03369, 6.50%, 1/1/2035	62	64
Pool # A46987, 5.50%, 7/1/2035	150	157
Pool # G01919, 4.00%, 9/1/2035	119	118
Pool # C02641, 7.00%, 10/1/2036	27	28
Pool # C02660, 6.50%, 11/1/2036	46	49
Pool # G04386, 7.50%, 2/1/2038	4	4
Pool # A93383, 5.00%, 8/1/2040	137	141
Pool # A93511, 5.00%, 8/1/2040	141	146
Pool # G06493, 4.50%, 5/1/2041	626	635
Pool # Z40179, 4.00%, 7/1/2048	1,535	1,516
FHLMC Gold Pools, Other
Pool # P20570, 7.00%, 7/1/2029	17	18
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Pool # WN2258, 3.80%, 9/1/2029	398	398
Pool # G20027, 10.00%, 10/1/2030	1	1
Pool # U50105, 4.00%, 1/1/2032	195	194
Pool # N30129, 6.00%, 5/1/2032	—	—
Pool # WN2725, 4.10%, 7/1/2032	8,000	8,077
Pool # U80254, 3.00%, 3/1/2033	126	124
Pool # P20409, 5.50%, 10/1/2033	33	33
Pool # WN4013, 4.47%, 12/1/2033	1,225	1,250
Pool # WA2226, 2.86%, 6/1/2037	442	394
Pool # H09079, 5.50%, 6/1/2037	1	1
Pool # H09069, 6.50%, 9/1/2037	6	7
Pool # U90975, 4.00%, 6/1/2042	606	602
Pool # U90673, 4.00%, 1/1/2043	159	158
Pool # U91253, 4.00%, 4/1/2043	47	47
Pool # U91484, 4.00%, 5/1/2043	38	38
Pool # U99134, 4.00%, 1/1/2046	3,260	3,247
Pool # U69030, 4.50%, 1/1/2046	1,099	1,115
Pool # RE0006, 3.50%, 1/1/2050	1,940	1,778
FHLMC UMBS, 15 Year Pool # ZS8056, 4.00%, 7/1/2033	84	84
FHLMC UMBS, 20 Year
Pool # ZS9065, 4.00%, 6/1/2033	115	115
Pool # SC0104, 3.50%, 8/1/2035	915	897
Pool # ZA2434, 3.00%, 10/1/2036	185	179
FHLMC UMBS, 30 Year
Pool # QB4648, 2.50%, 10/1/2050	222	195
Pool # SD3301, 2.50%, 1/1/2051	2,717	2,402
Pool # RA5680, 2.00%, 8/1/2051	7,482	6,225
Pool # SD0781, 3.00%, 11/1/2051	4,605	4,202
Pool # RA6652, 2.50%, 1/1/2052	4,704	4,103
Pool # SD0923, 2.50%, 1/1/2052	906	801
Pool # SD1076, 3.00%, 1/1/2052	682	624
Pool # QD7332, 2.50%, 2/1/2052	241	211
Pool # RA6702, 3.00%, 2/1/2052	3,335	3,018
Pool # SD3952, 2.50%, 3/1/2052	4,661	4,111
Pool # SD2864, 3.00%, 3/1/2052	231	209
Pool # QE3414, 3.00%, 5/1/2052	3,750	3,405
Pool # SD3781, 4.00%, 7/1/2052	3,005	2,934
Pool # QF0379, 5.00%, 8/1/2052	1,047	1,058
Pool # RJ1781, 6.00%, 6/1/2054	6,798	7,088
Pool # SL1998, 4.00%, 1/1/2055	6,652	6,496
FNMA
Pool # 54844, ARM, 4.24%, 9/1/2027 (f)	1	1
Pool # 303532, ARM, 4.40%, 3/1/2029 (f)	1	1
Pool # 555258, ARM, 5.65%, 1/1/2033 (f)	101	102
SEE NOTES TO FINANCIAL STATEMENTS.

20	JPMorgan Institutional Trust Funds	February 28, 2026

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # 722985, ARM, 6.15%, 7/1/2033 (f)	5	5
Pool # 746299, ARM, 6.64%, 9/1/2033 (f)	32	34
Pool # 766610, ARM, 5.91%, 1/1/2034 (f)	11	11
Pool # 920467, ARM, 7.00%, 2/1/2034 (f)	53	55
Pool # 770377, ARM, 6.29%, 4/1/2034 (f)	17	17
Pool # 751531, ARM, 6.21%, 5/1/2034 (f)	44	45
Pool # 782306, ARM, 5.67%, 7/1/2034 (f)	4	5
Pool # 735332, ARM, 6.14%, 8/1/2034 (f)	44	45
Pool # 790235, ARM, 6.23%, 8/1/2034 (f)	36	37
Pool # 791961, ARM, 5.31%, 9/1/2034 (f)	11	12
Pool # 803599, ARM, 6.05%, 10/1/2034 (f)	31	31
Pool # 803594, ARM, 6.09%, 10/1/2034 (f)	44	45
Pool # 896463, ARM, 6.45%, 10/1/2034 (f)	20	21
Pool # 806776, ARM, 5.91%, 11/1/2034 (f)	39	40
Pool # 806778, ARM, 6.36%, 11/1/2034 (f)	95	97
Pool # 810896, ARM, 5.87%, 1/1/2035 (f)	73	75
Pool # 802692, ARM, 6.00%, 1/1/2035 (f)	40	41
Pool # 816597, ARM, 5.67%, 2/1/2035 (f)	9	10
Pool # 735539, ARM, 6.08%, 4/1/2035 (f)	129	132
Pool # 745862, ARM, 6.29%, 4/1/2035 (f)	24	25
Pool # 821378, ARM, 6.04%, 5/1/2035 (f)	29	29
Pool # 823660, ARM, 6.59%, 5/1/2035 (f)	28	29
Pool # 745766, ARM, 6.04%, 6/1/2035 (f)	57	58
Pool # 843026, ARM, 5.66%, 9/1/2035 (f)	51	52
Pool # 832801, ARM, 6.46%, 9/1/2035 (f)	2	2
Pool # 863729, ARM, 5.89%, 1/1/2036 (f)	5	5
Pool # 849251, ARM, 5.92%, 1/1/2036 (f)	26	26
Pool # 877009, ARM, 7.07%, 3/1/2036 (f)	2	2
Pool # 868952, ARM, 6.81%, 5/1/2036 (f)	—	—
Pool # 895141, ARM, 5.82%, 7/1/2036 (f)	35	36
Pool # 894452, ARM, 6.57%, 9/1/2036 (f)	2	2
Pool # 900197, ARM, 6.78%, 10/1/2036 (f)	30	32
Pool # 909377, ARM, 5.89%, 2/1/2037 (f)	6	6
Pool # 995521, ARM, 6.82%, 5/1/2037 (f)	2	2
Pool # 946362, ARM, 6.51%, 9/1/2037 (f)	—	—
Pool # 995615, ARM, 6.19%, 10/1/2037 (f)	1	1
Pool # 952182, ARM, 6.20%, 11/1/2037 (f)	2	2
Pool # 889028, ARM, 4.85%, 1/1/2038 (f)	2	2
FNMA UMBS, 20 Year
Pool # 256351, 6.00%, 8/1/2026	—	—
Pool # 256946, 6.50%, 10/1/2027	—	—
Pool # 256962, 6.00%, 11/1/2027	1	1
Pool # 257126, 6.00%, 3/1/2028	1	1
Pool # AD0329, 6.50%, 9/1/2028	—	—
Pool # MA1138, 3.50%, 8/1/2032	142	141
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

FNMA UMBS, 30 Year
Pool # 689977, 8.00%, 3/1/2027	1	1
Pool # 695533, 8.00%, 6/1/2027	1	1
Pool # 453258, 6.00%, 11/1/2028	5	5
Pool # 755973, 8.00%, 11/1/2028	16	16
Pool # 455759, 6.00%, 12/1/2028	2	2
Pool # 745630, 5.50%, 1/1/2029	3	3
Pool # 252211, 6.00%, 1/1/2029	3	3
Pool # 323994, 8.00%, 10/1/2029	2	2
Pool # 889020, 6.50%, 11/1/2029	38	39
Pool # 578569, 5.50%, 4/1/2031	3	3
Pool # 598559, 6.50%, 8/1/2031	11	11
Pool # 622542, 5.50%, 9/1/2031	51	53
Pool # 781893, 4.50%, 11/1/2031	6	6
Pool # 788150, 6.00%, 3/1/2032	6	6
Pool # 675555, 6.00%, 12/1/2032	10	10
Pool # AL0045, 6.00%, 12/1/2032	81	84
Pool # 689103, 5.50%, 2/1/2033	8	9
Pool # 674349, 6.00%, 3/1/2033	1	1
Pool # 688625, 6.00%, 3/1/2033	5	5
Pool # 695584, 6.00%, 3/1/2033	2	2
Pool # 702901, 6.00%, 5/1/2033	27	27
Pool # 723852, 5.00%, 7/1/2033	34	34
Pool # 729296, 5.00%, 7/1/2033	68	68
Pool # 729379, 6.00%, 8/1/2033	10	10
Pool # 737825, 6.00%, 9/1/2033	13	13
Pool # 750977, 4.50%, 11/1/2033	21	21
Pool # 725017, 5.50%, 12/1/2033	122	126
Pool # 751341, 5.50%, 3/1/2034	17	17
Pool # AB0054, 4.50%, 12/1/2034	116	117
Pool # 888568, 5.00%, 12/1/2034	3	3
Pool # 815426, 4.50%, 2/1/2035	—	—
Pool # AD0755, 7.00%, 6/1/2035	899	958
Pool # 820347, 5.00%, 9/1/2035	26	27
Pool # 845549, 5.50%, 1/1/2036	16	16
Pool # 976871, 6.50%, 8/1/2036	2	2
Pool # 833657, 7.50%, 8/1/2036	11	12
Pool # 885704, 6.00%, 10/1/2036	1	1
Pool # 888696, 6.50%, 7/1/2037	4	4
Pool # 986648, 6.00%, 9/1/2037	54	57
Pool # 888892, 7.50%, 11/1/2037	12	12
Pool # 889883, 6.50%, 3/1/2038	2	3
Pool # 257510, 7.00%, 12/1/2038	56	61
Pool # AD0753, 7.00%, 1/1/2039	32	34
Pool # AD9151, 5.00%, 8/1/2040	8	9
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	JPMorgan Institutional Trust Funds	21

JPMorgan Core Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2026 (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # AO9370, 3.50%, 7/1/2042	236	228
Pool # AT5891, 3.00%, 6/1/2043	1,174	1,106
Pool # AL7527, 4.50%, 9/1/2043	421	426
Pool # AS3163, 4.00%, 8/1/2044	41	41
Pool # BE5039, 3.50%, 7/1/2046	149	144
Pool # BM3500, 4.00%, 9/1/2047	1,247	1,251
Pool # BJ1778, 4.50%, 10/1/2047	476	480
Pool # BM3499, 4.00%, 12/1/2047	83	82
Pool # BN9180, 4.00%, 6/1/2049	322	318
Pool # BK8753, 4.50%, 6/1/2049	556	557
Pool # BO1219, 4.50%, 6/1/2049	1,407	1,411
Pool # CA4018, 3.00%, 8/1/2049	216	198
Pool # BO7077, 3.00%, 9/1/2049	1,614	1,486
Pool # CA5549, 3.00%, 4/1/2050	3,551	3,265
Pool # CA5702, 2.50%, 5/1/2050	4,705	4,152
Pool # CA6079, 2.50%, 6/1/2050	2,713	2,356
Pool # BP6439, 2.50%, 7/1/2050	5,994	5,206
Pool # BP6474, 2.50%, 7/1/2050	10,162	8,902
Pool # CA6361, 2.50%, 7/1/2050	3,471	3,072
Pool # CA6989, 2.50%, 9/1/2050	4,124	3,648
Pool # FS1553, 2.50%, 11/1/2050	231	204
Pool # FS3599, 2.50%, 1/1/2051	3,905	3,430
Pool # BQ4516, 2.00%, 2/1/2051	5,571	4,655
Pool # FS5759, 3.50%, 2/1/2051	7,705	7,349
Pool # FS0730, 4.00%, 2/1/2051	3,319	3,254
Pool # FM8651, 2.50%, 4/1/2051	7,071	6,178
Pool # CB0047, 3.00%, 4/1/2051	818	740
Pool # CB1275, 2.50%, 8/1/2051	222	194
Pool # CB1301, 2.50%, 8/1/2051	223	197
Pool # FM8642, 2.50%, 9/1/2051	382	337
Pool # BU0070, 2.50%, 10/1/2051	4,025	3,512
Pool # CB1908, 2.50%, 10/1/2051	9,433	8,300
Pool # MA4466, 2.50%, 11/1/2051	3,758	3,281
Pool # FS1172, 3.00%, 11/1/2051	349	318
Pool # CB2275, 2.50%, 12/1/2051	219	192
Pool # FS2559, 3.00%, 12/1/2051	2,039	1,861
Pool # FS4108, 4.00%, 12/1/2051	3,137	3,067
Pool # CB2637, 2.50%, 1/1/2052	3,276	2,891
Pool # MA4512, 2.50%, 1/1/2052	474	413
Pool # CB2664, 3.00%, 1/1/2052	1,677	1,523
Pool # MA4513, 3.00%, 1/1/2052	526	476
Pool # CB2684, 3.50%, 1/1/2052	273	258
Pool # FS5986, 2.50%, 2/1/2052	4,081	3,599
Pool # FS0845, 3.00%, 2/1/2052	7,808	7,081
Pool # FS3345, 3.00%, 2/1/2052	3,793	3,444
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Pool # FS7749, 3.00%, 2/1/2052	4,078	3,729
Pool # MA4549, 3.00%, 2/1/2052	541	491
Pool # FA0097, 2.50%, 3/1/2052	6,695	5,906
Pool # FS5446, 2.50%, 3/1/2052	5,198	4,542
Pool # FS8041, 2.50%, 3/1/2052	3,957	3,478
Pool # CB3236, 3.00%, 3/1/2052	206	187
Pool # FS0751, 3.00%, 3/1/2052	781	709
Pool # FA1671, 2.50%, 4/1/2052	7,137	6,299
Pool # BV5389, 3.00%, 4/1/2052	1,956	1,776
Pool # CB3426, 3.50%, 4/1/2052	180	170
Pool # CB3383, 4.00%, 4/1/2052	3,819	3,727
Pool # FS4720, 2.50%, 5/1/2052	3,877	3,427
Pool # CB3494, 3.00%, 5/1/2052	7,321	6,680
Pool # FS7204, 3.00%, 5/1/2052	1,485	1,355
Pool # CB3679, 4.00%, 5/1/2052	3,912	3,819
Pool # CB3913, 4.00%, 5/1/2052	1,566	1,529
Pool # BV2531, 3.00%, 6/1/2052	20,413	18,502
Pool # BV5631, 3.00%, 6/1/2052	6,038	5,482
Pool # CB3891, 3.00%, 6/1/2052	23,729	21,681
Pool # FA1709, 3.00%, 6/1/2052	9,306	8,511
Pool # CB4124, 4.00%, 6/1/2052	2,029	1,979
Pool # MA4656, 4.50%, 7/1/2052	231	229
Pool # CB4608, 4.00%, 9/1/2052	4,269	4,167
Pool # FS2898, 4.50%, 9/1/2052	2,592	2,578
Pool # BW8524, 5.00%, 9/1/2052	1,654	1,669
Pool # BW9985, 5.00%, 9/1/2052	3,586	3,626
Pool # CB4622, 5.00%, 9/1/2052	166	168
Pool # BV6789, 4.00%, 10/1/2052	1,249	1,219
Pool # BX0091, 5.00%, 10/1/2052	1,618	1,632
Pool # BV6794, 5.00%, 11/1/2052	1,404	1,437
Pool # CB5896, 5.00%, 3/1/2053	2,386	2,407
Pool # FS4687, 5.50%, 5/1/2053	184	187
Pool # BY4714, 5.00%, 6/1/2053	5,427	5,470
Pool # BY7027, 5.00%, 8/1/2053	4,655	4,683
FNMA, 30 Year
Pool # 252409, 6.50%, 3/1/2029	8	8
Pool # 252481, 6.50%, 4/1/2029	7	7
Pool # 685946, 6.00%, 9/1/2032	8	8
Pool # 725350, 6.00%, 1/1/2033	4	4
Pool # 653815, 7.00%, 2/1/2033	3	3
Pool # 752786, 6.00%, 9/1/2033	23	23
Pool # 801357, 5.50%, 8/1/2034	10	10
Pool # 813839, 6.00%, 11/1/2034	26	27
Pool # 827816, 6.00%, 1/1/2035	1	1
Pool # 827804, 6.00%, 3/1/2035	4	4
SEE NOTES TO FINANCIAL STATEMENTS.

22	JPMorgan Institutional Trust Funds	February 28, 2026

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # 931717, 6.50%, 8/1/2039	110	114
FNMA, Other
Pool # AN0890, 2.63%, 3/1/2026	253	252
Pool # 468645, 4.54%, 7/1/2026	2,165	2,165
Pool # AM8803, 2.78%, 6/1/2027	4,251	4,199
Pool # AM8987, 2.79%, 6/1/2027	1,557	1,537
Pool # BL9574, 1.00%, 12/1/2027	3,743	3,572
Pool # AM4758, 4.02%, 11/1/2028	77	78
Pool # BL1040, 3.81%, 12/1/2028	3,000	3,008
Pool # BL0907, 3.88%, 12/1/2028	264	265
Pool # BS4959, 2.30%, 3/1/2029	450	432
Pool # AN4975, 3.21%, 3/1/2029	275	272
Pool # AN5527, 3.02%, 7/1/2029	188	185
Pool # BS8075, 5.00%, 9/1/2029	1,879	1,947
Pool # BZ1715, 4.48%, 10/1/2029	2,325	2,378
Pool # BL4364, 2.24%, 11/1/2029	5,143	4,890
Pool # BL4333, 2.52%, 11/1/2029	5,592	5,366
Pool # AM7785, 3.17%, 2/1/2030	2,539	2,480
Pool # AM7516, 3.55%, 2/1/2030	2,000	1,982
Pool # AM8544, 3.08%, 4/1/2030	6,768	6,600
Pool # AM8889, 2.92%, 5/1/2030	8,000	7,746
Pool # AM8700, 2.93%, 6/1/2030	1,771	1,717
Pool # AM9020, 2.97%, 6/1/2030	3,404	3,302
Pool # BZ1291, 4.82%, 8/1/2030	5,000	5,180
Pool # BZ2136, 4.59%, 9/1/2030	808	833
Pool # BS7241, 5.05%, 9/1/2030	5,000	5,230
Pool # BL9251, 1.45%, 10/1/2030	4,253	3,852
Pool # BL9839, 1.48%, 12/1/2030	263	237
Pool # BS1213, 1.28%, 2/1/2031	455	406
Pool # BS0920, 1.50%, 2/1/2031	225	202
Pool # BZ5796, 4.89%, 3/1/2031	3,593	3,734
Pool # BZ1791, 4.61%, 8/1/2031	4,443	4,577
Pool # BL4315, 2.39%, 9/1/2031	4,189	3,906
Pool # BS5153, 2.53%, 9/1/2031	971	907
Pool # BS5071, 2.63%, 9/1/2031	2,993	2,792
Pool # BS3637, 1.73%, 11/1/2031	3,784	3,403
Pool # BS4510, 1.93%, 12/1/2031	450	408
Pool # BS4313, 1.98%, 1/1/2032	8,350	7,523
Pool # BS8294, 4.44%, 1/1/2032	2,429	2,489
Pool # BS8214, 4.62%, 1/1/2032	1,904	1,967
Pool # BM7037, 1.75%, 3/1/2032 (f)	6,707	5,968
Pool # BS4708, 2.17%, 3/1/2032	275	250
Pool # BS5117, 2.58%, 3/1/2032	3,790	3,529
Pool # BZ6147, 4.39%, 4/1/2032	6,000	6,104
Pool # BS9519, 5.44%, 4/1/2032	4,077	4,364
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Pool # BS5760, 2.43%, 5/1/2032	2,776	2,561
Pool # BS5987, 3.55%, 6/1/2032	397	389
Pool # BZ3982, 4.66%, 6/1/2032	7,442	7,687
Pool # BL7538, 1.52%, 7/1/2032	7,182	6,294
Pool # AN6149, 3.14%, 7/1/2032	3,050	2,915
Pool # BS5530, 3.30%, 7/1/2032	435	419
Pool # BS6243, 3.87%, 8/1/2032	2,156	2,144
Pool # BZ4466, 4.45%, 8/1/2032	5,000	5,116
Pool # BS5887, 3.51%, 9/1/2032	2,000	1,942
Pool # BS6597, 3.67%, 9/1/2032	820	800
Pool # BS6339, 3.80%, 9/1/2032	3,844	3,802
Pool # BS6423, 3.81%, 9/1/2032	450	445
Pool # BS6505, 3.54%, 10/1/2032	3,300	3,211
Pool # BS6822, 3.81%, 10/1/2032	5,575	5,525
Pool # BS6759, 3.97%, 10/1/2032	4,735	4,702
Pool # AP9632, 4.00%, 10/1/2032	93	93
Pool # AP9762, 4.00%, 10/1/2032	53	52
Pool # BZ4871, 4.23%, 10/1/2032	6,120	6,197
Pool # BS6926, 4.51%, 10/1/2032	3,984	4,105
Pool # BS6928, 4.55%, 10/1/2032	2,065	2,136
Pool # 650230, 6.00%, 10/1/2032	2	2
Pool # BM6492, 1.51%, 11/1/2032 (f)	15,643	13,498
Pool # BS6601, 3.54%, 11/1/2032	6,715	6,522
Pool # BS7115, 3.81%, 11/1/2032	10,120	10,021
Pool # AQ7084, 3.50%, 12/1/2032	190	186
Pool # BL9886, 1.47%, 1/1/2033	399	344
Pool # BS0391, 1.63%, 1/1/2033	293	254
Pool # BZ6279, 4.20%, 1/1/2033	10,530	10,589
Pool # AT2703, 3.50%, 5/1/2033	437	429
Pool # AT2954, 3.50%, 5/1/2033	281	276
Pool # AT4180, 3.50%, 5/1/2033	247	243
Pool # AT4939, 3.50%, 5/1/2033	219	216
Pool # BS8470, 4.52%, 6/1/2033	1,972	2,035
Pool # BS9351, 4.70%, 9/1/2033	3,907	4,023
Pool # BS9384, 5.04%, 9/1/2033	3,200	3,389
Pool # 754922, 5.50%, 9/1/2033	22	22
Pool # 762520, 4.00%, 11/1/2033	111	110
Pool # 255020, 5.50%, 11/1/2033	9	10
Pool # BS4198, 2.16%, 12/1/2033	8,624	7,617
Pool # BL1011, 4.02%, 12/1/2033	250	250
Pool # BZ5847, 4.83%, 1/1/2034	5,594	5,788
Pool # BZ5848, 4.90%, 1/1/2034	3,521	3,659
Pool # BL3756, 2.92%, 9/1/2034	2,469	2,276
Pool # BZ1884, 4.23%, 9/1/2034	4,250	4,264
Pool # BZ2030, 4.39%, 10/1/2034	3,000	3,032
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	JPMorgan Institutional Trust Funds	23

JPMorgan Core Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2026 (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # BS7097, 4.67%, 11/1/2034	7,251	7,465
Pool # 735881, 6.00%, 11/1/2034	14	15
Pool # AM8922, 3.03%, 6/1/2035	1,940	1,869
Pool # AM9188, 3.12%, 6/1/2035	6,927	6,399
Pool # BZ4852, 4.49%, 9/1/2035	10,117	10,283
Pool # BZ4781, 5.25%, 9/1/2035	2,061	2,204
Pool # AN0375, 3.76%, 12/1/2035	206	200
Pool # BS7789, 4.62%, 1/1/2036	7,868	8,013
Pool # 849215, 6.50%, 1/1/2036	11	11
Pool # 886320, 6.50%, 7/1/2036	6	6
Pool # 256526, 6.00%, 12/1/2036	2	2
Pool # BS4368, 2.29%, 1/1/2037	4,899	4,175
Pool # 888373, 7.00%, 3/1/2037	1	1
Pool # 256860, 6.50%, 8/1/2037	2	2
Pool # 888796, 6.00%, 9/1/2037	37	39
Pool # 257172, 5.50%, 4/1/2038	1	1
Pool # AO7225, 4.00%, 7/1/2042	193	191
Pool # AO9352, 4.00%, 7/1/2042	300	298
Pool # MA1125, 4.00%, 7/1/2042	249	247
Pool # AR1397, 3.00%, 1/1/2043	599	565
Pool # MA1711, 4.50%, 12/1/2043	983	994
Pool # MA1828, 4.50%, 3/1/2044	755	764
Pool # MA2793, 3.50%, 10/1/2046	49	47
Pool # BF0558, 5.00%, 12/1/2049	2,954	3,027
Pool # BF0091, 3.50%, 5/1/2056	827	776
Pool # BF0101, 3.50%, 6/1/2056	2,648	2,488
Pool # BM6545, 3.50%, 5/1/2058	2,587	2,420
Pool # BF0300, 4.00%, 8/1/2058	7,063	6,920
Pool # BF0464, 3.50%, 3/1/2060	2,111	1,975
Pool # BF0546, 2.50%, 7/1/2061	3,125	2,640
Pool # BF0560, 2.50%, 9/1/2061	3,837	3,241
Pool # BF0590, 2.50%, 12/1/2061	6,201	5,238
Pool # BF0579, 3.00%, 12/1/2061	5,320	4,702
Pool # BF0583, 4.00%, 12/1/2061	3,611	3,467
Pool # BF0759, 2.50%, 5/1/2062	5,316	4,491
FNMA/FHLMC UMBS, Single Family, 30 Year
TBA, 4.00%, 3/25/2056 (c)	4,500	4,373
TBA, 5.00%, 3/25/2056 (c)	30,000	30,135
GNMA I, 30 Year
Pool # 554108, 6.50%, 3/15/2028	8	9
Pool # 486537, 7.50%, 9/15/2028	1	1
Pool # 486631, 6.50%, 10/15/2028	1	1
Pool # 531500, 6.50%, 10/15/2030	39	39
Pool # 591882, 6.50%, 7/15/2032	8	8
Pool # 607645, 6.50%, 2/15/2033	17	18
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Pool # 607724, 7.00%, 2/15/2033	21	22
Pool # 604209, 6.50%, 4/15/2033	24	25
Pool # 781614, 7.00%, 6/15/2033	21	23
Pool # BM2141, 5.00%, 7/15/2049	303	310
Pool # CO1916, 5.00%, 9/15/2052	2,654	2,772
GNMA II
Pool # CE5524, ARM, 5.29%, 8/20/2071 (f)	2,489	2,610
Pool # CH7776, ARM, 5.10%, 10/20/2071 (f)	3,014	3,139
Pool # CE5546, ARM, 5.25%, 10/20/2071 (f)	4,960	5,183
Pool # CK7234, ARM, 5.04%, 2/20/2072 (f)	2,549	2,650
Pool # CK2783, ARM, 5.21%, 2/20/2072 (f)	4,860	5,089
Pool # CK2799, ARM, 5.21%, 3/20/2072 (f)	4,018	4,213
Pool # CK2810, ARM, 5.18%, 4/20/2072 (f)	4,851	5,084
Pool # CP1819, ARM, 5.33%, 7/20/2072 (f)	3,786	4,010
Pool # CG5357, ARM, 5.11%, 8/20/2072 (f)	890	937
Pool # CP4923, ARM, 5.43%, 8/20/2072 (f)	5,236	5,522
GNMA II, 30 Year
Pool # 2234, 8.00%, 6/20/2026	—	—
Pool # 2270, 8.00%, 8/20/2026	—	—
Pool # 2285, 8.00%, 9/20/2026	—	—
Pool # 2324, 8.00%, 11/20/2026	—	—
Pool # 2499, 8.00%, 10/20/2027	1	1
Pool # 2512, 8.00%, 11/20/2027	1	1
Pool # 2525, 8.00%, 12/20/2027	—	—
Pool # 2549, 7.50%, 2/20/2028	—	—
Pool # 2630, 6.50%, 8/20/2028	1	1
Pool # 2646, 7.50%, 9/20/2028	2	2
Pool # 2808, 6.50%, 9/20/2029	7	7
Pool # 3025, 6.50%, 1/20/2031	8	9
Pool # 3068, 6.50%, 4/20/2031	9	9
Pool # 3362, 6.00%, 3/20/2033	17	18
Pool # 3427, 4.50%, 8/20/2033	30	30
Pool # 4840, 7.50%, 9/20/2037	2	2
Pool # 4245, 6.00%, 9/20/2038	263	283
Pool # AK8806, 4.25%, 3/20/2045	616	606
Pool # BA7567, 4.50%, 5/20/2048	34	33
Pool # BO0535, 4.00%, 7/20/2049	1,084	1,036
Pool # BO8227, 5.00%, 7/20/2049	662	684
Pool # BO8229, 5.00%, 7/20/2049	462	479
Pool # BM9734, 4.00%, 10/20/2049	1,044	1,014
Pool # BQ4115, 3.00%, 3/20/2050	2,167	1,989
Pool # 785294, 3.50%, 1/20/2051	2,896	2,684
Pool # CB1543, 3.00%, 2/20/2051	2,171	1,993
Pool # 785445, 2.50%, 3/20/2051	7,425	6,465
Pool # MA7705, 2.50%, 11/20/2051	17,254	15,236
SEE NOTES TO FINANCIAL STATEMENTS.

24	JPMorgan Institutional Trust Funds	February 28, 2026

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # MA7768, 3.00%, 12/20/2051	420	385
Pool # MA7829, 3.50%, 1/20/2052	519	493
Pool # CK2698, 3.00%, 2/20/2052	1,186	1,089
Pool # CK2716, 3.50%, 2/20/2052	3,495	3,241
Pool # MA7936, 2.50%, 3/20/2052	10,387	9,172
Pool # CM2161, 3.00%, 3/20/2052	1,975	1,812
Pool # CM2213, 3.00%, 3/20/2052	400	368
Pool # 786743, 3.50%, 4/20/2052	7,037	6,537
Pool # CN2859, 4.50%, 6/20/2052	3,474	3,436
Pool # CO4824, 5.00%, 6/20/2052	1,283	1,313
Pool # MA8148, 3.00%, 7/20/2052	15,110	13,884
Pool # CO4865, 5.00%, 7/20/2052	1,786	1,802
Pool # MA8200, 4.00%, 8/20/2052	7,338	7,121
Pool # MA8265, 3.00%, 9/20/2052	2,248	2,070
Pool # CO8413, 4.50%, 9/20/2052	4,285	4,238
Pool # MA8343, 2.50%, 10/20/2052	4,273	3,777
Pool # MA8346, 4.00%, 10/20/2052	10,799	10,503
Pool # MA8485, 2.50%, 12/20/2052	7,206	6,370
Pool # MA8721, 3.00%, 3/20/2053	5,120	4,714
Pool # MA8797, 3.50%, 4/20/2053	10,135	9,699
Pool # CT7445, 6.00%, 4/20/2053	1,055	1,088
Pool # MA9011, 2.50%, 7/20/2053	199	176
Pool # MA9301, 3.50%, 11/20/2053	2,779	2,648
Pool # MA9484, 3.50%, 2/20/2054	2,294	2,175
Pool # MA9720, 3.00%, 6/20/2054	196	180
Pool # MB0142, 3.00%, 1/20/2055	9,159	8,408
Pool # MB0360, 2.50%, 5/20/2055	7,780	6,872
GNMA II, Other
Pool # 4385, 5.00%, 3/20/2039	7	7
Pool # 787980, 4.00%, 5/20/2065	6,335	6,130
Pool # 788066, 4.00%, 7/20/2065	9,054	8,795
Total Mortgage-Backed Securities (Cost $884,918)		896,162
Asset-Backed Securities — 10.2%
Academic Loan Funding Trust Series 2013-1A, Class A, 4.58%, 12/26/2044 (b) (f)	334	329
Air Canada Pass-Through Trust (Canada)
Series 2015-2, Class AA, 3.75%, 12/15/2027 (b)	146	145
Series 2017-1, Class AA, 3.30%, 1/15/2030 (b)	311	301
Series 2017-1, Class A, 3.55%, 1/15/2030 (b)	440	423
American Airlines Pass-Through Trust
Series 2014-1, Class A, 3.70%, 10/1/2026	15	15
Series 2016-3, Class AA, 3.00%, 10/15/2028	127	124
Series 2019-1, Class A, 3.50%, 2/15/2032	2,023	1,891
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

American Credit Acceptance Receivables Trust Series 2025-2, Class C, 5.11%, 3/12/2031 (b)	100	101
AmeriCredit Automobile Receivables Trust Series 2023-2, Class A3, 5.81%, 5/18/2028	342	344
AMSR Trust
Series 2021-SFR1, Class D, 2.60%, 6/17/2038 (b)	850	807
Series 2021-SFR3, Class C, 1.80%, 10/17/2038 (b)	1,600	1,573
Series 2021-SFR3, Class E1, 2.33%, 10/17/2038 (b)	2,296	2,257
Series 2024-SFR2, Class A, 4.15%, 11/17/2041 (b)	115	114
Series 2025-SFR1, Class B, 3.66%, 6/17/2042 (b)	2,700	2,604
Ansley Park Capital LLC Series 2025-A, Class C, 4.82%, 4/20/2035 (b)	3,395	3,432
Aqua Finance Issuer Trust Series 2025-A, Class B, 5.56%, 12/19/2050 (b)	3,112	3,191
Avis Budget Rental Car Funding AESOP LLC
Series 2024-1A, Class A, 5.36%, 6/20/2030 (b)	115	119
Series 2025-2A, Class B, 5.51%, 8/20/2031 (b)	1,500	1,556
Bastion Funding I LLC Series 2023-1A, Class A2, 7.12%, 4/25/2038 ‡ (b)	1,678	1,693
BG Beta Ltd. (Cayman Islands) 6.28%, 7/16/2054 ‡	2,716	2,797
Bridge Trust
Series 2024-SFR1, Class A, 4.00%, 8/17/2040 (b)	202	197
Series 2025-SFR1, Class C, 4.20%, 9/17/2042 (b)	1,797	1,729
Bridgecrest Lending Auto Securitization Trust Series 2024-3, Class B, 5.37%, 10/16/2028	2,240	2,248
British Airways Pass-Through Trust (United Kingdom)
Series 2018-1, Class AA, 3.80%, 9/20/2031 (b)	304	300
Series 2018-1, Class A, 4.13%, 9/20/2031 (b)	488	478
Series 2019-1, Class AA, 3.30%, 12/15/2032 (b)	499	476
Business Jet Securities LLC Series 2022-1A, Class A, 4.46%, 6/15/2037 ‡ (b)	167	166
Carmax Auto Owner Trust Series 2025-2, Class A4, 4.65%, 11/15/2030	3,730	3,816
Cars Net Lease Mortgage Notes Series 2020-1A, Class A3, 3.10%, 12/15/2050 (b)	784	759
Carvana Auto Receivables Trust
Series 2021-P4, Class A4, 1.64%, 12/10/2027	176	175
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	JPMorgan Institutional Trust Funds	25

JPMorgan Core Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2026 (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Series 2023-P3, Class A3, 5.82%, 8/10/2028 (b)	434	436
CFIN Issuer LLC Series 2022-RTL1, Class AA, 4.75%, 2/16/2026 ‡ (b) (g)	442	440
Chase Funding Trust Series 2003-6, Class 1A7, 4.85%, 11/25/2034 (g)	155	156
Citibank Credit Card Issuance Trust Series 2007-A3, Class A3, 6.15%, 6/15/2039	800	911
CNH Equipment Trust Series 2022-C, Class A3, 5.15%, 4/17/2028	56	57
Consumer Portfolio Services Auto Trust Series 2025-B, Class C, 5.12%, 7/15/2031 (b)	3,276	3,321
Continental Finance Credit Card ABS Master Trust Series 2022-A, Class A, 6.19%, 10/15/2030 (b)	1,326	1,329
CoreVest American Finance Trust
Series 2019-2, Class B, 3.42%, 6/15/2052 (b)	188	184
Series 2019-2, Class D, 4.22%, 6/15/2052 (b)	2,000	1,929
Series 2020-3, Class B, 2.20%, 8/15/2053 (b)	3,180	3,043
CPS Auto Receivables Trust Series 2022-D, Class C, 7.69%, 1/16/2029 (b)	1,906	1,920
Credit Acceptance Auto Loan Trust
Series 2022-3A, Class C, 8.45%, 2/15/2033 (b)	376	377
Series 2023-1A, Class B, 7.02%, 5/16/2033 (b)	2,588	2,600
Series 2023-3A, Class A, 6.39%, 8/15/2033 (b)	996	1,000
Series 2023-5A, Class A, 6.13%, 12/15/2033 (b)	3,071	3,089
6.95%, 2/15/2034 ‡	6,000	6,067
Series 2024-1A, Class A, 5.68%, 3/15/2034 (b)	3,085	3,105
Series 2024-2A, Class A, 5.95%, 6/15/2034 (b)	4,500	4,568
Series 2024-3A, Class C, 5.39%, 1/16/2035 (b)	4,200	4,263
Series 2025-2A, Class C, 5.38%, 3/17/2036 (b)	7,751	7,900
Credit One 6.47%, 2/25/2029 ‡ (b)	4,000	4,072
CVS Pass-Through Trust 5.93%, 1/10/2034 (b)	570	588
CWABS, Inc. Asset-Backed Certificates Trust Series 2004-6, Class M1, 4.69%, 10/25/2034 (f)	17	17
Deephaven Residential Mortgage Trust Series 2025-CES1, Class A1A, 5.22%, 10/25/2055 (b) (g)	6,443	6,510
Delta Air Lines Pass-Through Trust
Series 2015-1, Class AA, 3.63%, 7/30/2027	179	178
Series 2020-1, Class AA, 2.00%, 6/10/2028	234	224
Diversified ABS Holdings LLC Series 2024-2A, Class A, 6.56%, 9/30/2044 ‡ (b)	2,647	2,672
Diversified ABS Phase LLC
Series VI, Class A, 7.50%, 11/28/2039 ‡	1,431	1,435
Series 2024-1A, Class A1, 7.08%, 5/30/2044 (b)	3,015	3,047
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

DP Lion Holdco LLC Series 2023-1A, Class A, 8.24%, 11/30/2043	1,192	1,226
Drive Auto Receivables Trust
Series 2025-1, Class C, 4.99%, 9/15/2032	135	137
Series 2025-2, Class D, 4.90%, 12/15/2032	4,950	4,998
DT Auto Owner Trust
Series 2022-3A, Class D, 8.14%, 7/17/2028 (b)	3,157	3,228
Series 2023-1A, Class C, 5.55%, 10/16/2028 (b)	54	54
Energy Assets 8.11%, 6/26/2044 ‡	951	979
Enterprise Fleet Financing LLC Series 2025-2, Class A4, 4.58%, 12/22/2031 (b)	2,880	2,944
Exeter Automobile Receivables Trust
Series 2025-4A, Class C, 4.57%, 6/16/2031	300	303
Series 2025-3A, Class C, 5.09%, 10/15/2031	195	199
Series 2025-4A, Class D, 5.23%, 1/15/2032	6,400	6,511
Series 2025-5A, Class C, 4.68%, 3/15/2032	3,400	3,446
Series 2025-5A, Class D, 5.16%, 3/15/2032	2,898	2,946
FirstKey Homes Trust
Series 2022-SFR3, Class C, 4.50%, 7/17/2038 (b)	3,466	3,457
Series 2021-SFR1, Class D, 2.19%, 8/17/2038 (b)	4,000	3,952
Series 2021-SFR1, Class E2, 2.49%, 8/17/2038 (b)	8,600	8,488
FMC GMSR Issuer Trust
Series 2021-GT1, Class A, 3.62%, 7/25/2026 (b) (f)	4,300	4,175
Series 2021-GT2, Class A, 3.85%, 10/25/2026 (b) (f)	3,370	3,283
Series 2024-SAT1, Class A, 6.50%, 3/26/2027 (b) (f)	5,950	6,059
Series 2022-GT1, Class A, 6.19%, 4/25/2027 (b)	6,000	6,045
Series 2020-GT1, Class A, 4.45%, 1/25/2028 (b) (f)	5,000	4,985
Fortiva Retail Credit Master Note Business Trust Series 2025-TWO, Class A, 5.92%, 5/15/2031 ‡ (b)	4,320	4,331
Foundation Finance Trust Series 2024-2A, Class A, 4.60%, 3/15/2050 (b)	151	152
FW Energy Asset Issuer LLC 7.15%, 6/26/2044 ‡	3,065	3,152
GE Capital Mortgage Services, Inc. Trust Series 1999-HE1, Class M, 6.71%, 4/25/2029 (f)	13	11
GLS Auto Receivables Issuer Trust
Series 2022-3A, Class D, 6.42%, 6/15/2028 (b)	2,008	2,025
Series 2023-3A, Class C, 6.01%, 5/15/2029 (b)	2,007	2,020
SEE NOTES TO FINANCIAL STATEMENTS.

26	JPMorgan Institutional Trust Funds	February 28, 2026

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Series 2025-2A, Class C, 5.11%, 1/15/2031 (b)	190	194
Series 2025-2A, Class D, 5.59%, 1/15/2031 (b)	6,980	7,183
Series 2024-3A, Class C, 5.21%, 2/18/2031 (b)	2,500	2,536
Series 2025-3A, Class D, 5.16%, 6/16/2031 (b)	2,970	3,023
Series 2025-4A, Class D, 5.13%, 8/15/2031 (b)	6,000	6,081
GM Financial Consumer Automobile Receivables Trust Series 2023-1, Class A3, 4.66%, 2/16/2028	35	35
Goodgreen
Series 2019-2A, Class A, 2.76%, 4/15/2055 (b)	983	877
Series 2023-1A, Class A, 5.90%, 1/17/2061 (b)	2,374	2,413
Goodgreen Trust Series 2017-1A, Class A, 3.74%, 10/15/2052 (b)	202	191
Grene Energy Senio 11.00%, 1/25/2027 ‡	192	156
GS Mortgage-Backed Securities Trust Series 2025-SL1, Class A1, 5.85%, 11/25/2067 (b) (f)	5,194	5,261
HERO Funding (Cayman Islands)
Series 2017-3A, Class A2, 3.95%, 9/20/2048 (b)	527	500
Series 2018-1A, Class A2, 4.67%, 9/20/2048 (b)	57	56
HERO Funding Trust
Series 2016-2A, Class A, 3.75%, 9/20/2041 (b)	13	12
Series 2016-3A, Class A1, 3.08%, 9/20/2042 (b)	206	195
Series 2017-1A, Class A2, 4.46%, 9/20/2047 (b)	540	522
Hilton Grand Vacations Trust
Series 2022-1D, Class A, 3.61%, 6/20/2034 (b)	26	26
Series 2024-2A, Class B, 5.65%, 3/25/2038 (b)	68	69
Series 2024-1B, Class A, 5.75%, 9/15/2039 (b)	49	50
Series 2025-2A, Class A, 4.54%, 5/25/2044 (b)	5,304	5,348
HINNT LLC Series 2024-A, Class B, 5.84%, 3/15/2043 (b)	1,913	1,956
Huntington Bank Auto Credit-Linked Notes Series 2025-2, Class B1, 4.84%, 9/20/2033 (b)	6,647	6,699
Identity Digital Capital LLC 6.79%, 3/20/2065 ‡	5,000	5,080
Invitation Homes Trust
Series 2024-SFR1, Class A, 4.00%, 9/17/2041 (b)	199	198
Series 2024-SFR1, Class D, 4.25%, 9/17/2041 (b)	3,525	3,447
Jonah 7.80%, 11/10/2037 ‡ (b)	1,993	2,024
Jonah Energy ABS LLC
Series 2022-1, Class A1, 7.20%, 12/10/2037 ‡ (b)	1,136	1,159
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2025-1A, Class A1, 6.59%, 12/10/2040 (b)	2,519	2,553
KGS-Alpha SBA COOF Trust
Series 2012-2, Class A, IO, 1.16%, 8/25/2038 (b) (f)	548	9
Series 2013-2, Class A, IO, 1.59%, 3/25/2039 (b) (f)	478	12
Series 2015-2, Class A, IO, 3.36%, 7/25/2041 ‡ (b) (f)	378	37
Lending Funding Trust Series 2020-2A, Class C, 4.30%, 4/21/2031 (b)	1,795	1,778
Lendingpoint Asset Securitization Trust Series 2022-B, Class B, 5.99%, 10/15/2029 (b)	586	586
Mariner Finance Issuance Trust Series 2024-AA, Class A, 5.13%, 9/22/2036 (b)	250	253
Mercedes-Benz Auto Receivables Trust Series 2023-1, Class A3, 4.51%, 11/15/2027	21	21
Mercury Financial Credit Card Master Trust
Series 2024-2A, Class A, 6.56%, 7/20/2029 (b)	4,220	4,232
Series 2026-1A, Class A, 5.34%, 2/20/2032 (b)	9,060	9,097
Series 2026-1A, Class B, 6.31%, 2/20/2032 (b)	1,180	1,185
Midcon Energy Asset Issuer LLC 5.31%, 2/27/2051 ‡ (f)	5,000	5,000
Mid-State Capital Corp. Trust Series 2006-1, Class M1, 6.08%, 10/15/2040 (b)	200	202
MMAF Equipment Finance LLC Series 2024-A, Class A4, 5.10%, 7/13/2049 (b)	1,206	1,254
MNR ABS Issuer I LLC 8.95%, 12/15/2038 ‡	1,591	1,644
MVW LLC
Series 2019-2A, Class B, 2.44%, 10/20/2038 (b)	441	441
Series 2025-1A, Class B, 5.21%, 9/22/2042 (b)	3,580	3,652
Series 2025-2A, Class B, 4.72%, 10/20/2044 (b)	6,881	6,929
Series 2025-2A, Class C, 4.97%, 10/20/2044 (b)	3,675	3,702
New Century Home Equity Loan Trust
Series 2003-5, Class AI6, 4.84%, 11/25/2033 (g)	153	153
Series 2003-5, Class AI7, 4.84%, 11/25/2033 (f)	—	—
Nexgen, Inc. 0.00%, 11/16/2033 ‡ (f)	1,519	1,518
NMABS Issuer LLC Series 2025-1A, Class A, 5.14%, 11/22/2055 (b)	7,021	7,034
NRZ Excess Spread-Collateralized Notes
Series 2021-FHT1, Class A, 3.10%, 7/25/2026 (b)	1,816	1,800
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	JPMorgan Institutional Trust Funds	27

JPMorgan Core Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2026 (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Series 2021-GNT1, Class A, 3.47%, 11/25/2026 (b)	817	805
OneMain Direct Auto Receivables Trust
Series 2019-1A, Class B, 3.95%, 11/14/2028 (b)	2,673	2,671
Series 2025-1A, Class D, 6.10%, 7/14/2037 (b)	4,000	4,190
Oportun Issuance Trust
Series 2025-D, Class B, 5.31%, 2/8/2033 (b)	8,375	8,429
Series 2025-B, Class B, 5.28%, 5/9/2033 (b)	2,000	2,012
PEAC Solutions Receivables LLC Series 2024-1A, Class A3, 5.64%, 11/20/2030 (b)	5,900	6,042
Perimeter Master Note Business Trust Series 2025-1A, Class A, 5.58%, 12/16/2030 (b)	6,550	6,591
Piper ABS Issuer LLC Series 2025-1A, Class A1, 5.29%, 1/15/2046 ‡	6,000	6,000
Porsche Innovative Lease Owner Trust Series 2024-1A, Class A4, 4.66%, 2/20/2030 (b)	4,230	4,259
PowerPay Issuance Trust Series 2025-1A, Class A, 5.23%, 11/18/2041 (b)	5,655	5,711
Prestige Auto Receivables Trust Series 2022-1A, Class C, 7.09%, 8/15/2028 (b)	317	318
Progress Residential Trust
Series 2022-SFR2, Class E1, 4.55%, 4/17/2027 (b)	4,000	3,965
Series 2024-SFR5, Class A, 3.00%, 8/9/2029 (b)	248	237
Series 2024-SFR5, Class D, 3.38%, 8/9/2029 (b) (f)	1,892	1,795
Series 2021-SFR6, Class E1, 2.43%, 7/17/2038 (b)	3,446	3,416
Series 2022-SFR3, Class E2, 5.60%, 4/17/2039 (b)	2,685	2,686
Series 2024-SFR1, Class A, 3.35%, 2/17/2041 (b)	543	529
Series 2024-SFR1, Class E1, 3.85%, 2/17/2041 (b)	4,000	3,886
Series 2024-SFR3, Class A, 3.00%, 6/17/2041 (b)	239	230
Series 2024-SFR4, Class A, 3.10%, 7/17/2041 (b)	359	347
Series 2025-SFR2, Class C, 3.56%, 4/17/2042 (b)	7,411	7,064
Series 2025-SFR3, Class B, 3.39%, 7/17/2042 (b)	4,250	4,033
Series 2025-SFR5, Class C, 4.00%, 10/17/2042 (b)	1,749	1,687
Series 2025-SFR5, Class D, 4.00%, 10/17/2042 (b)	2,539	2,435
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2025-SFR6, Class C, 4.00%, 12/17/2042 (b)	3,200	3,086
Purewest ABS Issuer LLC Series 2025-1, Class A2, 6.53%, 4/5/2040 ‡ (b)	4,951	5,077
Renaissance Home Equity Loan Trust Series 2007-2, Class AF2, 5.68%, 6/25/2037 (g)	287	68
Renew (Cayman Islands)
Series 2017-1A, Class A, 3.67%, 9/20/2052 (b)	292	277
Series 2017-2A, Class A, 3.22%, 9/22/2053 (b)	23	21
Series 2024-1A, Class A, 6.21%, 11/20/2059 (b)	3,807	3,898
Revolution ABS LLC Series 2026-1, 6.18%, 3/28/2046 ‡	4,290	4,290
Santander Drive Auto Receivables Trust
Series 2024-2, Class C, 5.84%, 6/17/2030	120	123
Series 2022-5, Class D, 5.67%, 12/16/2030	4,700	4,741
Series 2022-6, Class D, 5.69%, 2/18/2031	5,800	5,866
Series 2022-7, Class C, 6.69%, 3/17/2031	146	149
Series 2024-2, Class D, 6.28%, 8/15/2031	4,700	4,880
Series 2024-4, Class D, 5.32%, 12/15/2031	1,550	1,582
Series 2025-4, Class C, 4.52%, 1/15/2032	2,740	2,774
SCF Equipment Leasing LLC
Series 2024-1A, Class A3, 5.52%, 1/20/2032 (b)	200	204
Series 2024-1A, Class B, 5.56%, 4/20/2032 (b)	2,280	2,370
Series 2023-1A, Class C, 6.77%, 8/22/2033 (b)	3,815	3,985
Series 2025-1A, Class A3, 5.11%, 11/21/2033 (b)	3,500	3,596
Series 2025-2A, Class C, 4.82%, 6/20/2036 (b)	4,460	4,556
Series 2025-2A, Class D, 5.33%, 6/20/2036 (b)	2,705	2,758
Securitized Asset-Backed Receivables LLC Trust Series 2006-CB1, Class AF2, 2.80%, 1/25/2036 (g)	131	114
Sierra Timeshare Receivables Funding LLC Series 2024-2A, Class A, 5.14%, 6/20/2041 (b)	96	98
Stellantis Financial Underwritten Enhanced Lease Trust Series 2025-AA, Class A3, 4.47%, 7/20/2028 (b)	100	101
Stream Innovations Issuer Trust Series 2024-1A, Class A, 6.27%, 7/15/2044 (b)	2,431	2,543
Towd Point Mortgage Trust Series 2026-CES2, Class A1A, 4.72%, 2/25/2066 (b) (g)	4,220	4,219
Tricon Residential Trust Series 2022-SFR1, Class D, 4.75%, 4/17/2039 (b)	1,837	1,828
Ucielo 2025-assic 8.01%, 8/9/2033 ‡	125	125
United Airlines Pass-Through Trust
Series 2018-1, Class B, 4.60%, 3/1/2026	287	287
SEE NOTES TO FINANCIAL STATEMENTS.

28	JPMorgan Institutional Trust Funds	February 28, 2026

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Series 2016-1, Class A, 3.45%, 7/7/2028	433	423
Series 2018-1, Class AA, 3.50%, 3/1/2030	487	480
Series 2018-1, Class A, 3.70%, 3/1/2030	1,064	1,025
Series 2019-1, Class AA, 4.15%, 8/25/2031	685	681
Series 2019-1, Class A, 4.55%, 8/25/2031	613	601
Series 2019-2, Class AA, 2.70%, 5/1/2032	961	901
Series 2024-1, Class AA, 5.45%, 2/15/2037	1,395	1,459
UOG ABS Issuer LLC Series 2023-1, Class A1, 8.35%, 6/5/2040 ‡ (b)	1,333	1,387
US Auto Funding Trust Series 2022-1A, Class B, 5.13%, 12/15/2026 ‡ (b)	4,297	1,378
VFI ABS LLC Series 2025-1A, Class B, 4.97%, 12/24/2030 (b)	1,590	1,606
vMobo, Inc. 7.46%, 7/18/2027 ‡	5,998	5,740
Western Funding Auto Loan Trust Series 2025-1, Class A, 4.75%, 7/16/2035 (b)	200	202
Westgate Resorts LLC Series 2022-1A, Class A, 1.79%, 8/20/2036 (b)	29	29
Westlake Automobile Receivables Trust
Series 2022-2A, Class D, 5.48%, 9/15/2027 (b)	2,444	2,449
Series 2023-3A, Class C, 6.02%, 9/15/2028 (b)	3,400	3,430
Series 2023-4A, Class C, 6.64%, 11/15/2028 (b)	2,632	2,676
Series 2023-2A, Class D, 7.01%, 11/15/2028 (b)	3,047	3,102
Wingspire Equipment Finance LLC Series 2024-1A, Class B, 5.06%, 9/20/2032 (b)	4,000	4,043
Wolf Energy Asset Issuer LLC 5.70%, 7/25/2050 ‡	2,733	2,733
Total Asset-Backed Securities (Cost $461,218)		464,386
Collateralized Mortgage Obligations — 4.8%
Alternative Loan Trust
Series 2004-2CB, Class 1A9, 5.75%, 3/25/2034	1,750	1,806
Series 2005-1CB, Class 1A6, IF, IO, 3.31%, 3/25/2035 (f)	228	28
Series 2005-22T1, Class A2, IF, IO, 1.28%, 6/25/2035 (f)	2,507	235
Series 2005-20CB, Class 3A8, IF, IO, 0.96%, 7/25/2035 (f)	830	52
Series 2005-28CB, Class 1A4, 5.50%, 8/25/2035	761	656
Series 2005-28CB, Class 3A5, 6.00%, 8/25/2035	46	17
Series 2005-37T1, Class A2, IF, IO, 1.26%, 9/25/2035 (f)	1,785	152
Series 2005-54CB, Class 1A2, IF, IO, 1.06%, 11/25/2035 (f)	1,225	82
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2005-54CB, Class 1A11, 5.50%, 11/25/2035	487	373
Series 2005-57CB, Class 3A2, IF, IO, 1.31%, 12/25/2035 (f)	370	35
Series 2005-64CB, Class 1A9, 5.50%, 12/25/2035	211	189
Series 2006-26CB, Class A9, 6.50%, 9/25/2036	833	397
Anchor Mortgage Trust
8.23%, 3/25/2031 ‡ (f)	4,000	4,026
Series 2025-RTL1, Class A1, 5.72%, 5/25/2040 (b) (g)	3,515	3,535
Banc of America Alternative Loan Trust
Series 2004-6, Class 15, PO, 7/25/2019	5	2
Series 2006-4, Class 1A4, 6.00%, 5/25/2046	184	171
Banc of America Funding Trust
Series 2004-1, PO, 3/25/2034	40	29
Series 2004-2, Class 30, PO, 9/20/2034	55	43
Series 2005-6, Class 2A7, 5.50%, 10/25/2035	97	90
Series 2005-7, Class 30, PO, 11/25/2035	44	45
Series 2005-8, Class 30, PO, 1/25/2036	26	17
Series 2006-A, Class 3A2, 4.59%, 2/20/2036 (f)	70	63
Banc of America Mortgage Trust Series 2004-A, Class 2A2, 5.29%, 2/25/2034 (f)	16	16
Bear Stearns ARM Trust
Series 2003-7, Class 3A, 6.83%, 10/25/2033 (f)	8	8
Series 2004-1, Class 12A1, 5.08%, 4/25/2034 (f)	106	95
Series 2004-2, Class 14A, 4.47%, 5/25/2034 (f)	16	15
Series 2006-1, Class A1, 5.95%, 2/25/2036 (f)	202	197
BVRT LLC Series 2025-1, Class B, 3.66%, 5/10/2033 ‡ (b) (f)	3,610	3,483
CAFL Issuer LP
Series 2025-RRTL1, Class A1, 5.68%, 5/28/2040 (b) (g)	7,170	7,247
Series 2025-RRTL2, Class A1, 5.18%, 11/28/2040 (b) (g)	3,565	3,588
Center Street Lending Resi-Investor ABS Mortgage Trust Series 2026-RTL1, Class A1, 5.38%, 12/25/2030 ‡ (b) (g)	4,341	4,359
CFIN LLC Series 2024-1A, Class A, 6.50%, 11/27/2028 ‡ (b)	4,700	4,785
CHL Mortgage Pass-Through Trust
Series 2004-HYB1, Class 2A, 4.95%, 5/20/2034 (f)	20	19
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	JPMorgan Institutional Trust Funds	29

JPMorgan Core Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2026 (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2004-HYB3, Class 2A, 4.63%, 6/20/2034 (f)	71	67
Series 2004-7, Class 2A1, 5.23%, 6/25/2034 (f)	58	53
Series 2004-HYB6, Class A3, 5.27%, 11/20/2034 (f)	75	73
Series 2005-16, Class A23, 5.50%, 9/25/2035	168	102
Series 2005-22, Class 2A1, 4.79%, 11/25/2035 (f)	465	385
Citicorp Mortgage Securities REMIC Pass-Through Certificates Trust
Series 2005-5, Class A, PO, 8/25/2035 ‡	23	14
Series 2005-8, Class A, PO, 11/25/2035	44	26
Citigroup Global Markets Mortgage Securities VII, Inc.
Series 2003-UP2, Class 1, PO, 6/25/2033	1	1
Series 2003-HYB1, Class A, 6.74%, 9/25/2033 (f)	8	7
Citigroup Mortgage Loan Trust
Series 2004-UST1, Class A6, 6.22%, 8/25/2034 (f)	6	6
Series 2015-A, Class B2, 4.50%, 6/25/2058 (b) (f)	81	81
Citigroup Mortgage Loan Trust, Inc.
Series 2003-1, Class 3, PO, 9/25/2033	5	4
Series 2003-1, Class 2, PO, 10/25/2033	—	—
Series 2003-1, Class 2A6, PO, 10/25/2033	4	3
Series 2003-1, Class 2A5, 5.25%, 10/25/2033	7	7
Series 2005-1, Class 2A1A, 3.12%, 2/25/2035 (f)	105	92
Series 2005-2, Class 2A11, 5.50%, 5/25/2035	61	62
Series 2005-5, Class 1A2, 4.14%, 8/25/2035 (f)	126	107
Credit Suisse First Boston Mortgage Securities Corp. (Switzerland)
Series 2003-1, Class DB1, 6.68%, 2/25/2033 (f)	117	122
Series 2003-21, Class 1A4, 5.25%, 9/25/2033	23	24
Series 2003-25, Class 1P, PO, 10/25/2033	57	45
CSFB Mortgage-Backed Pass-Through Certificates
Series 2005-4, Class 3A18, 5.50%, 6/25/2035	354	359
Series 2005-4, Class 3A23, 5.50%, 6/25/2035	746	757
CVS Pass-Through Trust, 5.77%, 1/10/2033 (b)	23	23
EQV Abs Issuer I LLC, 5.85%, 12/15/2040 ‡	2,602	2,616
FHLMC Seasoned Credit Risk Transfer Trust
Series 2017-4, Class HT, 3.25%, 6/25/2057 (g)	5,387	5,022
Series 2017-4, Class M45T, 4.50%, 6/25/2057	2,431	2,413
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2019-1, Class MT, 3.50%, 7/25/2058	2,133	1,970
Series 2019-3, Class MB, 3.50%, 10/25/2058	1,722	1,484
Series 2019-4, Class M55D, 4.00%, 2/25/2059	65	62
Series 2020-1, Class MA, 2.50%, 8/25/2059	4,151	3,875
Series 2022-1, Class MTU, 3.25%, 11/25/2061	2,811	2,502
Series 2023-1, Class MT, 3.00%, 10/25/2062	4,170	3,605
Series 2024-1, Class MT, 3.00%, 11/25/2063	1,954	1,699
Series 2024-2, Class MT, 3.50%, 5/25/2064	6,135	5,586
FHLMC, REMIC
Series 3131, Class BK, 5.50%, 3/15/2026	—	—
Series 1890, Class H, 7.50%, 9/15/2026	—	—
Series 1899, Class ZE, 8.00%, 9/15/2026	1	1
Series 3229, Class HE, 5.00%, 10/15/2026	—	—
Series 1963, Class Z, 7.50%, 1/15/2027	1	1
Series 1935, Class FL, 4.47%, 2/15/2027 (f)	—	—
Series 1981, Class Z, 6.00%, 5/15/2027	—	—
Series 1970, Class PG, 7.25%, 7/15/2027	—	—
Series 1987, Class PE, 7.50%, 9/15/2027	2	2
Series 2019, Class Z, 6.50%, 12/15/2027	4	4
Series 2038, Class PN, IO, 7.00%, 3/15/2028	4	—
Series 2040, Class PE, 7.50%, 3/15/2028	7	7
Series 4251, Class KW, 2.50%, 4/15/2028	475	469
Series 2043, Class CJ, 6.50%, 4/15/2028	1	2
Series 2054, Class PV, 7.50%, 5/15/2028	4	4
Series 2075, Class PM, 6.25%, 8/15/2028	17	17
Series 2075, Class PH, 6.50%, 8/15/2028	15	15
Series 2086, Class GB, 6.00%, 9/15/2028	3	3
Series 2089, Class PJ, IO, 7.00%, 10/15/2028	8	—
Series 2095, Class PE, 6.00%, 11/15/2028	20	21
Series 2125, Class JZ, 6.00%, 2/15/2029	9	9
Series 2136, Class PG, 6.00%, 3/15/2029	9	9
Series 2132, Class SB, IF, 14.10%, 3/15/2029 (f)	2	2
Series 2141, IO, 7.00%, 4/15/2029	2	—
Series 2169, Class TB, 7.00%, 6/15/2029	24	25
Series 2163, Class PC, IO, 7.50%, 6/15/2029	2	—
Series 2172, Class QC, 7.00%, 7/15/2029	22	22
Series 2176, Class OJ, 7.00%, 8/15/2029	20	20
Series 2201, Class C, 8.00%, 11/15/2029	3	4
Series 2209, Class TC, 8.00%, 1/15/2030	8	8
Series 2210, Class Z, 8.00%, 1/15/2030	20	21
Series 2224, Class CB, 8.00%, 3/15/2030	5	5
Series 2230, Class Z, 8.00%, 4/15/2030	10	10
Series 2234, Class PZ, 7.50%, 5/15/2030	10	11
Series 2247, Class Z, 7.50%, 8/15/2030	12	13
SEE NOTES TO FINANCIAL STATEMENTS.

30	JPMorgan Institutional Trust Funds	February 28, 2026

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2256, Class MC, 7.25%, 9/15/2030	8	8
Series 2259, Class ZM, 7.00%, 10/15/2030	22	23
Series 2262, Class Z, 7.50%, 10/15/2030	2	2
Series 2271, Class PC, 7.25%, 12/15/2030	24	25
Series 2296, Class PD, 7.00%, 3/15/2031	15	15
Series 2319, Class FD, 4.47%, 5/15/2031 (f)	1	1
Series 2313, Class LA, 6.50%, 5/15/2031	6	6
Series 2325, Class PM, 7.00%, 6/15/2031	12	12
Series 2359, Class ZB, 8.50%, 6/15/2031	36	39
Series 2344, Class ZD, 6.50%, 8/15/2031	122	127
Series 2344, Class ZJ, 6.50%, 8/15/2031	17	18
Series 2345, Class NE, 6.50%, 8/15/2031	15	15
Series 2351, Class PZ, 6.50%, 8/15/2031	10	11
Series 2353, Class AZ, 6.00%, 9/15/2031	61	63
Series 2367, Class ME, 6.50%, 10/15/2031	29	30
Series 2396, Class FM, 4.22%, 12/15/2031 (f)	7	7
Series 2399, Class OH, 6.50%, 1/15/2032	30	31
Series 2399, Class TH, 6.50%, 1/15/2032	38	40
Series 2464, Class SI, IF, IO, 4.23%, 2/15/2032 (f)	68	6
Series 2410, Class QX, IF, IO, 4.88%, 2/15/2032 (f)	11	1
Series 2410, Class NG, 6.50%, 2/15/2032	32	34
Series 2420, Class XK, 6.50%, 2/15/2032	43	44
Series 2412, Class SP, IF, 8.55%, 2/15/2032 (f)	32	35
Series 2410, Class QS, IF, 9.69%, 2/15/2032 (f)	29	32
Series 2444, Class ES, IF, IO, 4.18%, 3/15/2032 (f)	26	2
Series 2450, Class SW, IF, IO, 4.23%, 3/15/2032 (f)	21	2
Series 2448, Class FT, 4.77%, 3/15/2032 (f)	6	6
Series 2430, Class WF, 6.50%, 3/15/2032	71	75
Series 2423, Class MC, 7.00%, 3/15/2032	37	38
Series 2423, Class MT, 7.00%, 3/15/2032	30	31
Series 2435, Class CJ, 6.50%, 4/15/2032	41	43
Series 2434, Class TC, 7.00%, 4/15/2032	38	40
Series 2436, Class MC, 7.00%, 4/15/2032	12	13
Series 2455, Class GK, 6.50%, 5/15/2032	85	90
Series 2450, Class GZ, 7.00%, 5/15/2032	26	27
Series 2462, Class JG, 6.50%, 6/15/2032	38	41
Series 2466, Class PH, 6.50%, 6/15/2032	67	70
Series 2474, Class NR, 6.50%, 7/15/2032	39	41
Series 2484, Class LZ, 6.50%, 7/15/2032	41	44
Series 2505, Class D, 5.50%, 9/15/2032	14	15
Series 2500, Class MC, 6.00%, 9/15/2032	29	30
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2501, Class PW, 6.00%, 9/15/2032	7	7
Series 2835, Class QO, PO, 12/15/2032	6	5
Series 2543, Class YX, 6.00%, 12/15/2032	83	87
Series 2544, Class HC, 6.00%, 12/15/2032	42	44
Series 2552, Class ME, 6.00%, 1/15/2033	100	104
Series 2567, Class QD, 6.00%, 2/15/2033	109	115
Series 2575, Class ME, 6.00%, 2/15/2033	256	268
Series 2596, Class QG, 6.00%, 3/15/2033	53	56
Series 2586, Class WI, IO, 6.50%, 3/15/2033	24	3
Series 2631, Class SA, IF, 7.93%, 6/15/2033 (f)	2	2
Series 2692, Class SC, IF, 5.74%, 7/15/2033 (f)	19	21
Series 4240, Class B, 3.00%, 8/15/2033	1,689	1,648
Series 2733, Class SB, IF, 4.61%, 10/15/2033 (f)	17	17
Series 2780, Class SY, IF, 8.20%, 11/15/2033 (f)	1	1
Series 3920, Class LP, 5.00%, 1/15/2034	220	227
Series 2744, Class PE, 5.50%, 2/15/2034	1	1
Series 3611, PO, 7/15/2034	18	16
Series 2990, Class UZ, 5.75%, 6/15/2035	585	619
Series 3004, Class EK, 5.50%, 7/15/2035	1,072	1,121
Series 3014, Class OD, PO, 8/15/2035	16	15
Series 3085, Class WF, 4.57%, 8/15/2035 (f)	40	40
Series 3012, Class ZE, 5.75%, 8/15/2035	40	43
Series 3047, Class OD, 5.50%, 10/15/2035	140	144
Series 3074, Class BH, 5.00%, 11/15/2035	38	38
Series 3064, Class MC, 5.50%, 11/15/2035	2,149	2,241
Series 3102, Class FB, 4.07%, 1/15/2036 (f)	6	6
Series 3102, Class HS, IF, 10.73%, 1/15/2036 (f)	6	7
Series 3117, Class EO, PO, 2/15/2036	95	86
Series 3117, Class OK, PO, 2/15/2036	59	53
Series 3134, PO, 3/15/2036	15	12
Series 3152, Class MO, PO, 3/15/2036	73	65
Series 3122, Class ZB, 6.00%, 3/15/2036	35	38
Series 3138, PO, 4/15/2036	77	68
Series 3607, Class BO, PO, 4/15/2036	40	36
Series 3219, Class DI, IO, 6.00%, 4/15/2036	52	8
Series 3819, Class ZQ, 6.00%, 4/15/2036	317	337
Series 3149, Class SO, PO, 5/15/2036	14	12
Series 3233, Class OP, PO, 5/15/2036	22	18
Series 3171, Class MO, PO, 6/15/2036	8	7
Series 3179, Class OA, PO, 7/15/2036	55	49
Series 3194, Class SA, IF, IO, 3.33%, 7/15/2036 (f)	17	2
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	JPMorgan Institutional Trust Funds	31

JPMorgan Core Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2026 (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 3211, Class SO, PO, 9/15/2036	74	67
Series 3218, Class AO, PO, 9/15/2036	35	29
Series 3232, Class ST, IF, IO, 2.93%, 10/15/2036 (f)	110	9
Series 3256, PO, 12/15/2036	47	41
Series 4476, Class CM, 3.50%, 12/15/2036	198	196
Series 3261, Class OA, PO, 1/15/2037	60	52
Series 3260, Class CS, IF, IO, 2.37%, 1/15/2037 (f)	104	10
Series 3274, Class JO, PO, 2/15/2037	17	16
Series 3275, Class FL, 4.21%, 2/15/2037 (f)	14	14
Series 3290, Class SB, IF, IO, 2.68%, 3/15/2037 (f)	140	12
Series 3318, Class AO, PO, 5/15/2037	3	2
Series 3607, PO, 5/15/2037	71	60
Series 3315, Class HZ, 6.00%, 5/15/2037	58	62
Series 3326, Class JO, PO, 6/15/2037	5	4
Series 3331, PO, 6/15/2037	59	52
Series 3607, Class OP, PO, 7/15/2037	168	146
Series 4048, Class FJ, 4.31%, 7/15/2037 (f)	155	153
Series 3385, Class SN, IF, IO, 2.23%, 11/15/2037 (f)	22	2
Series 3387, Class SA, IF, IO, 2.65%, 11/15/2037 (f)	88	7
Series 3422, Class AI, IO, 0.25%, 1/15/2038 (g)	367	3
Series 3404, Class SC, IF, IO, 2.23%, 1/15/2038 (f)	130	13
Series 3424, Class PI, IF, IO, 3.03%, 4/15/2038 (f)	116	12
Series 3461, Class LZ, 6.00%, 6/15/2038	4	4
Series 3481, Class SJ, IF, IO, 2.08%, 8/15/2038 (f)	124	12
Series 3511, Class SA, IF, IO, 2.23%, 2/15/2039 (f)	90	8
Series 4701, Class CH, 3.00%, 7/15/2039	79	77
Series 3549, Class FA, 4.97%, 7/15/2039 (f)	7	7
Series 3621, Class BO, PO, 1/15/2040	54	47
Series 3632, Class BS, IF, 4.92%, 2/15/2040 (f)	17	17
Series 3747, Class PY, 4.00%, 10/15/2040	482	482
Series 3925, Class FL, 4.22%, 1/15/2041 (f)	9	9
Series 3844, Class DB, 4.50%, 4/15/2041	32	33
Series 3852, Class QN, IF, 5.50%, 5/15/2041 (f)	50	49
Series 3852, Class TP, IF, 5.50%, 5/15/2041 (f)	163	163
Series 3871, Class JB, 5.50%, 6/15/2041	20	21
Series 3924, Class LC, 4.00%, 9/15/2041	179	177
Series 3957, Class B, 4.00%, 11/15/2041	59	59
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 3966, Class NA, 4.00%, 12/15/2041	151	151
Series 4217, Class KY, 3.00%, 6/15/2043	2,300	2,099
Series 4928, Class PB, 2.50%, 9/25/2048	329	311
Series 4902, Class BA, 3.00%, 1/25/2049	204	192
Series 4865, Class PE, 3.00%, 3/15/2049	169	164
FHLMC, STRIPS
Series 233, Class 11, IO, 5.00%, 9/15/2035	115	18
Series 233, Class 13, IO, 5.00%, 9/15/2035	158	22
Series 269, Class 30, 3.00%, 8/15/2042	32	30
Series 299, Class 300, 3.00%, 1/15/2043	838	783
Series 310, PO, 9/15/2043	465	368
Series 323, Class 300, 3.00%, 1/15/2044	662	619
FHLMC, Structured Pass-Through Certificates, Whole Loan
Series T-41, Class 3A, 4.46%, 7/25/2032 (f)	155	146
Series T-76, Class 2A, 2.12%, 10/25/2037 (f)	407	378
Series T-51, Class 2A, 7.50%, 8/25/2042 (f)	131	134
Series T-54, Class 2A, 6.50%, 2/25/2043	718	729
Series T-54, Class 3A, 7.00%, 2/25/2043	199	210
Series T-58, Class A, PO, 9/25/2043	45	37
Series T-59, Class 1AP, PO, 10/25/2043	110	57
First Horizon Alternative Mortgage Securities Trust
Series 2004-AA4, Class A1, 5.05%, 10/25/2034 (f)	46	45
Series 2005-FA8, Class 1A19, 5.50%, 11/25/2035	306	132
Series 2007-FA4, Class 1A2, IF, IO, 1.86%, 8/25/2037 (f)	788	73
FNMA REMIC Trust Series 2007-42, Class AO, PO, 5/25/2037	3	3
FNMA Trust, Whole Loan
Series 2004-W1, Class 2A2, 7.00%, 12/25/2033	40	42
Series 2004-W2, Class 2A2, 7.00%, 2/25/2044	51	53
Series 2004-W15, Class 2AF, 4.03%, 8/25/2044 (f)	81	80
Series 2005-W3, Class 2AF, 4.00%, 3/25/2045 (f)	228	226
Series 2006-W2, Class 1AF1, 4.00%, 2/25/2046 (f)	73	72
FNMA, Grantor Trust Series 2017-T1, Class A, 2.90%, 6/25/2027	4,803	4,739
FNMA, Grantor Trust, Whole Loan
Series 2002-T19, Class A2, 7.00%, 7/25/2042	303	323
Series 2004-T3, Class 1A3, 7.00%, 2/25/2044	157	162
SEE NOTES TO FINANCIAL STATEMENTS.

32	JPMorgan Institutional Trust Funds	February 28, 2026

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
FNMA, REMIC
Series 1997-27, Class J, 7.50%, 4/18/2027	—	—
Series 1997-29, Class J, 7.50%, 4/20/2027	1	1
Series 1997-39, Class PD, 7.50%, 5/20/2027	5	5
Series 1997-42, Class ZC, 6.50%, 7/18/2027	—	—
Series 2012-98, Class KY, 3.50%, 9/25/2027	317	315
Series 1997-81, Class PI, IO, 7.00%, 12/18/2027	2	—
Series 1998-36, Class ZB, 6.00%, 7/18/2028	4	4
Series 1999-17, Class C, 6.35%, 4/25/2029	3	3
Series 1999-62, Class PB, 7.50%, 12/18/2029	3	3
Series 2000-2, Class ZE, 7.50%, 2/25/2030	16	17
Series 2010-136, Class BA, 3.50%, 12/25/2030	161	160
Series 2000-52, IO, 8.50%, 1/25/2031	3	—
Series 2001-7, Class PF, 7.00%, 3/25/2031	3	3
Series 2011-31, Class DB, 3.50%, 4/25/2031	429	424
Series 2001-33, Class ID, IO, 6.00%, 7/25/2031	28	3
Series 2001-30, Class PM, 7.00%, 7/25/2031	21	22
Series 2001-36, Class DE, 7.00%, 8/25/2031	27	29
Series 2001-49, Class Z, 6.50%, 9/25/2031	9	9
Series 2001-44, Class MY, 7.00%, 9/25/2031	58	61
Series 2001-44, Class PD, 7.00%, 9/25/2031	5	6
Series 2001-44, Class PU, 7.00%, 9/25/2031	10	11
Series 2001-52, Class KB, 6.50%, 10/25/2031	10	10
Series 2003-52, Class SX, IF, 11.60%, 10/25/2031 (f)	13	15
Series 2001-61, Class Z, 7.00%, 11/25/2031	88	92
Series 2001-72, Class SX, IF, 8.66%, 12/25/2031 (f)	1	1
Series 2002-1, Class SA, IF, 12.90%, 2/25/2032 (f)	5	7
Series 2002-13, Class SJ, IF, IO, 1.60%, 3/25/2032 (f)	38	1
Series 2002-11, Class QF, 4.28%, 3/25/2032 (f)	1	1
Series 2002-13, Class ST, IF, 10.00%, 3/25/2032 (f)	1	1
Series 2002-21, Class LO, PO, 4/25/2032	2	2
Series 2002-21, Class PE, 6.50%, 4/25/2032	23	24
Series 2002-28, Class PK, 6.50%, 5/25/2032	58	61
Series 2012-66, Class CB, 3.00%, 6/25/2032	1,455	1,424
Series 2002-37, Class Z, 6.50%, 6/25/2032	17	18
Series 2006-130, Class GI, IO, 6.50%, 7/25/2032	38	2
Series 2002-51, Class FZ, 4.28%, 8/25/2032 (f)	3	3
Series 2002-48, Class GH, 6.50%, 8/25/2032	80	84
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2002-52, Class FG, 4.28%, 9/25/2032 (f)	2	2
Series 2002-68, Class FT, 4.07%, 10/18/2032 (f)	—	—
Series 2002-64, Class FE, 4.12%, 10/18/2032 (f)	—	—
Series 2004-61, Class SK, IF, 8.50%, 11/25/2032 (f)	10	10
Series 2004-59, Class BG, PO, 12/25/2032	32	29
Series 2002-77, Class S, IF, 7.55%, 12/25/2032 (f)	14	15
Series 2002-95, Class FT, 4.28%, 1/25/2033 (f)	1	1
Series 2002-97, Class GB, 5.50%, 1/25/2033	3	3
Series 2003-22, Class UD, 4.00%, 4/25/2033	338	337
Series 2003-35, Class UC, 3.75%, 5/25/2033	1	1
Series 2003-42, Class GB, 4.00%, 5/25/2033	27	27
Series 2003-34, Class AX, 6.00%, 5/25/2033	58	61
Series 2003-34, Class ED, 6.00%, 5/25/2033	248	258
Series 2003-39, IO, 6.00%, 5/25/2033 (f)	11	2
Series 2003-33, Class IA, IO, 6.50%, 5/25/2033	93	11
Series 2007-97, Class KI, IO, 7.00%, 5/25/2033	186	12
Series 2003-47, Class PE, 5.75%, 6/25/2033	50	52
Series 2003-64, Class SX, IF, 4.26%, 7/25/2033 (f)	13	13
Series 2003-87, Class SL, IF, 5.32%, 7/25/2033 (f)	22	23
Series 2003-132, Class OA, PO, 8/25/2033	1	1
Series 2003-71, Class DS, IF, 2.41%, 8/25/2033 (f)	124	119
Series 2003-74, Class SH, IF, 3.36%, 8/25/2033 (f)	31	28
Series 2003-72, Class IE, IO, 5.50%, 8/25/2033	120	13
Series 2003-91, Class SD, IF, 6.20%, 9/25/2033 (f)	21	22
Series 2013-101, Class AE, 3.00%, 10/25/2033	1,501	1,465
Series 2013-101, Class E, 3.00%, 10/25/2033	1,434	1,401
Series 2013-108, Class GU, 3.00%, 10/25/2033	1,762	1,717
Series 2003-116, Class SB, IF, IO, 3.82%, 11/25/2033 (f)	118	10
Series 2006-44, Class P, PO, 12/25/2033	275	245
Series 2003-131, Class CH, 5.50%, 1/25/2034	17	17
Series 2003-130, Class SX, IF, 5.85%, 1/25/2034 (f)	1	1
Series 2004-25, Class SA, IF, 9.13%, 4/25/2034 (f)	39	43
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	JPMorgan Institutional Trust Funds	33

JPMorgan Core Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2026 (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2004-46, Class SK, IF, 6.10%, 5/25/2034 (f)	62	67
Series 2004-46, Class QB, IF, 8.87%, 5/25/2034 (f)	46	49
Series 2004-36, Class SA, IF, 9.13%, 5/25/2034 (f)	114	128
Series 2004-51, Class SY, IF, 6.68%, 7/25/2034 (f)	23	24
Series 2005-56, Class S, IF, IO, 2.93%, 7/25/2035 (f)	136	10
Series 2005-66, Class SG, IF, 7.92%, 7/25/2035 (f)	44	49
Series 2005-68, Class PG, 5.50%, 8/25/2035	94	97
Series 2005-72, Class SB, IF, 7.42%, 8/25/2035 (f)	1	1
Series 2005-84, Class XM, 5.75%, 10/25/2035	202	209
Series 2005-110, Class GL, 5.50%, 12/25/2035	1,077	1,121
Series 2005-109, Class PC, 6.00%, 12/25/2035	48	49
Series 2006-16, Class OA, PO, 3/25/2036	39	35
Series 2006-22, Class AO, PO, 4/25/2036	71	65
Series 2006-23, Class KO, PO, 4/25/2036	9	8
Series 2006-44, Class GO, PO, 6/25/2036	107	96
Series 2006-53, Class US, IF, IO, 2.80%, 6/25/2036 (f)	154	12
Series 2006-56, PO, 7/25/2036	74	66
Series 2006-58, PO, 7/25/2036	48	43
Series 2006-58, Class AP, PO, 7/25/2036	103	85
Series 2006-65, Class QO, PO, 7/25/2036	71	62
Series 2006-56, Class FC, 4.07%, 7/25/2036 (f)	133	132
Series 2006-58, Class FL, 4.24%, 7/25/2036 (f)	12	12
Series 2006-60, Class DZ, 6.50%, 7/25/2036	1,743	1,854
Series 2011-19, Class ZY, 6.50%, 7/25/2036	6	6
Series 2006-72, Class TO, PO, 8/25/2036	13	11
Series 2006-79, Class DO, PO, 8/25/2036	53	45
Series 2007-7, Class SG, IF, IO, 2.72%, 8/25/2036 (f)	782	81
Series 2006-77, Class PC, 6.50%, 8/25/2036	97	100
Series 2006-90, Class AO, PO, 9/25/2036	25	23
Series 2008-42, Class AO, PO, 9/25/2036	25	22
Series 2009-19, Class IP, IO, 5.50%, 10/25/2036	293	47
Series 2006-109, PO, 11/25/2036	26	23
Series 2006-110, PO, 11/25/2036	126	111
Series 2006-111, Class EO, PO, 11/25/2036	17	14
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2006-124, Class HB, 6.10%, 11/25/2036 (f)	279	295
Series 2006-119, PO, 12/25/2036	20	18
Series 2006-118, Class A2, 3.87%, 12/25/2036 (f)	78	76
Series 2009-70, Class CO, PO, 1/25/2037	140	117
Series 2006-128, Class BP, 5.50%, 1/25/2037	11	11
Series 2007-14, Class ES, IF, IO, 2.66%, 3/25/2037 (f)	204	23
Series 2007-77, Class FG, 4.28%, 3/25/2037 (f)	21	21
Series 2007-16, Class FC, 4.53%, 3/25/2037 (f)	29	29
Series 2007-14, Class GZ, 5.50%, 3/25/2037	4	5
Series 2007-48, PO, 5/25/2037	28	25
Series 2007-60, Class AX, IF, IO, 3.37%, 7/25/2037 (f)	583	80
Series 2007-81, Class GE, 6.00%, 8/25/2037	71	76
Series 2007-88, Class VI, IF, IO, 2.76%, 9/25/2037 (f)	405	35
Series 2007-91, Class ES, IF, IO, 2.68%, 10/25/2037 (f)	308	33
Series 2007-116, Class HI, IO, 1.88%, 1/25/2038 (f)	161	11
Series 2008-1, Class BI, IF, IO, 2.13%, 2/25/2038 (f)	101	8
Series 2008-16, Class IS, IF, IO, 2.42%, 3/25/2038 (f)	45	4
Series 2008-10, Class XI, IF, IO, 2.45%, 3/25/2038 (f)	106	10
Series 2008-27, Class SN, IF, IO, 3.12%, 4/25/2038 (f)	53	6
Series 2008-44, PO, 5/25/2038	4	4
Series 2008-53, Class CI, IF, IO, 3.42%, 7/25/2038 (f)	53	5
Series 2008-80, Class SA, IF, IO, 2.07%, 9/25/2038 (f)	145	13
Series 2008-81, Class SB, IF, IO, 2.07%, 9/25/2038 (f)	193	15
Series 2009-6, Class GS, IF, IO, 2.77%, 2/25/2039 (f)	123	10
Series 2009-52, Class PI, IO, 5.00%, 7/25/2039	4	1
Series 2009-60, Class HT, 6.00%, 8/25/2039	127	135
Series 2009-99, Class SC, IF, IO, 2.40%, 12/25/2039 (f)	38	3
Series 2009-103, Class MB, 6.55%, 12/25/2039 (f)	61	61
SEE NOTES TO FINANCIAL STATEMENTS.

34	JPMorgan Institutional Trust Funds	February 28, 2026

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2009-112, Class ST, IF, IO, 2.47%, 1/25/2040 (f)	5	1
Series 2010-49, Class SC, IF, 5.10%, 3/25/2040 (f)	96	97
Series 2010-64, Class DM, 5.00%, 6/25/2040	29	30
Series 2010-80, Class HZ, 5.00%, 7/25/2040	218	226
Series 2010-71, Class HJ, 5.50%, 7/25/2040	79	82
Series 2010-147, Class SA, IF, IO, 2.75%, 1/25/2041 (f)	431	51
Series 2011-30, Class LS, IO, 1.96%, 4/25/2041 (f)	137	11
Series 2011-75, Class FA, 4.33%, 8/25/2041 (f)	22	22
Series 2011-118, Class MT, 7.00%, 11/25/2041	107	115
Series 2011-130, Class CA, 6.00%, 12/25/2041	313	334
Series 2012-83, Class AC, 3.00%, 8/25/2042	192	179
Series 2013-2, Class AD, 1.50%, 2/25/2043	126	117
Series 2013-6, Class PY, 2.00%, 2/25/2043	97	67
Series 2013-81, Class TA, 3.00%, 2/25/2043	283	281
Series 2017-49, Class LA, 3.00%, 6/25/2043	99	98
Series 2013-92, PO, 9/25/2043	376	298
Series 2013-90, Class PM, 3.50%, 9/25/2043	1,694	1,610
Series 2013-101, Class DO, PO, 10/25/2043	669	501
Series 2013-104, Class CY, 5.00%, 10/25/2043	250	261
Series 2013-128, PO, 12/25/2043	687	533
Series 2018-3, Class LP, 3.00%, 2/25/2047	160	155
Series 2018-47, Class VC, 3.00%, 12/25/2047	377	372
Series 2019-25, Class PA, 3.00%, 5/25/2048	97	92
Series 2019-60, Class DA, 2.50%, 3/25/2049	213	195
Series 2020-46, Class KB, 1.25%, 6/25/2050	7,664	6,123
Series 2011-2, Class WA, 5.80%, 2/25/2051 (f)	62	65
Series 2021-95, Class GA, 1.88%, 3/25/2051	7,370	6,274
FNMA, REMIC Trust, Whole Loan
Series 2007-W7, Class 1A4, IF, 16.49%, 7/25/2037 (f)	4	5
Series 2003-W4, Class 2A, 5.02%, 10/25/2042 (f)	21	22
Series 2003-W1, Class 1A1, 4.68%, 12/25/2042 (f)	191	193
Series 2003-W1, Class 2A, 5.04%, 12/25/2042 (f)	85	86
Series 2003-W10, Class 1A4, 4.51%, 6/25/2043	8	8
Series 2009-W1, Class A, 6.00%, 12/25/2049	101	106
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

FNMA, REMIC, Whole Loan
Series 2007-101, Class A2, 4.58%, 6/27/2036 (f)	139	140
Series 2007-54, Class FA, 4.18%, 6/25/2037 (f)	80	79
Series 2007-106, Class A7, 6.06%, 10/25/2037 (f)	41	42
Series 2003-18, Class X1, IO, 0.47%, 12/25/2042 (f)	595	4
FNMA, STRIPS
Series 318, Class 1, PO, 1/25/2032	4	3
Series 329, Class 1, PO, 1/25/2033	10	9
Series 345, Class 6, IO, 5.00%, 12/25/2033 (f)	17	2
Series 351, Class 7, IO, 5.00%, 4/25/2034 (f)	57	6
Series 355, Class 11, IO, 6.00%, 7/25/2034	54	6
Series 365, Class 8, IO, 5.50%, 5/25/2036	82	14
Series 374, Class 5, IO, 5.50%, 8/25/2036	43	6
Series 393, Class 6, IO, 5.50%, 4/25/2037	12	1
Series 383, Class 32, IO, 6.00%, 1/25/2038	21	4
Series 383, Class 33, IO, 6.00%, 1/25/2038	56	10
FNMA, Whole Loan Series 2004-W15, Class 1A1, 6.00%, 8/25/2044	5	5
GMACM Mortgage Loan Trust Series 2005-AR3, Class 3A4, 4.37%, 6/19/2035 (f)	186	183
GNMA
Series 2001-35, Class SA, IF, IO, 4.48%, 8/16/2031 (f)	20	—
Series 2002-52, Class GH, 6.50%, 7/20/2032	121	120
Series 2003-58, Class BE, 6.50%, 1/20/2033	170	170
Series 2003-12, Class SP, IF, IO, 3.92%, 2/20/2033 (f)	38	—
Series 2003-46, Class MG, 6.50%, 5/20/2033	126	126
Series 2003-52, Class AP, PO, 6/16/2033	35	32
Series 2003-112, Class SA, IF, IO, 2.78%, 12/16/2033 (f)	143	1
Series 2004-16, Class GC, 5.50%, 2/20/2034	31	31
Series 2004-28, Class S, IF, 9.28%, 4/16/2034 (f)	54	59
Series 2004-90, Class SI, IF, IO, 2.32%, 10/20/2034 (f)	192	8
Series 2004-89, Class BS, IF, 5.55%, 10/20/2034 (f)	2	2
Series 2004-98, Class SB, IF, 10.70%, 11/20/2034 (f)	20	22
Series 2005-68, Class DP, IF, 7.34%, 6/17/2035 (f)	13	14
Series 2010-14, Class CO, PO, 8/20/2035	66	57
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	JPMorgan Institutional Trust Funds	35

JPMorgan Core Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2026 (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2005-58, Class NI, IO, 5.50%, 8/20/2035 (f)	302	25
Series 2005-74, Class HB, 7.50%, 9/16/2035	1	1
Series 2005-74, Class HC, 7.50%, 9/16/2035	4	4
Series 2005-68, Class KI, IF, IO, 2.52%, 9/20/2035 (f)	449	39
Series 2005-91, Class PI, IO, 6.00%, 12/20/2035	64	5
Series 2006-16, Class OP, PO, 3/20/2036	31	26
Series 2006-38, Class ZK, 6.50%, 8/20/2036	373	373
Series 2006-59, Class SD, IF, IO, 2.92%, 10/20/2036 (f)	118	7
Series 2011-22, Class WA, 5.76%, 2/20/2037 (f)	134	138
Series 2007-9, Class CI, IF, IO, 2.42%, 3/20/2037 (f)	11	1
Series 2007-17, Class JO, PO, 4/16/2037	31	26
Series 2007-17, Class JI, IF, IO, 3.04%, 4/16/2037 (f)	288	22
Series 2007-19, Class SD, IF, IO, 2.42%, 4/20/2037 (f)	152	1
Series 2007-28, Class BO, PO, 5/20/2037	31	26
Series 2007-26, Class SC, IF, IO, 2.42%, 5/20/2037 (f)	129	1
Series 2007-27, Class SA, IF, IO, 2.42%, 5/20/2037 (f)	135	1
Series 2007-36, Class SE, IF, IO, 2.70%, 6/16/2037 (f)	76	—
Series 2007-47, Class PH, 6.00%, 7/16/2037	1,079	1,118
Series 2007-40, Class SB, IF, IO, 2.97%, 7/20/2037 (f)	285	8
Series 2007-42, Class SB, IF, IO, 2.97%, 7/20/2037 (f)	168	5
Series 2007-53, Class SW, IF, 8.86%, 9/20/2037 (f)	14	16
Series 2009-79, Class OK, PO, 11/16/2037	45	38
Series 2007-67, Class EI, IF, IO, 0.02%, 11/20/2037 (f)	485	—
Series 2007-67, Class GI, IF, IO, 0.02%, 11/20/2037 (f)	1,454	—
Series 2007-73, Class MI, IF, IO, 2.22%, 11/20/2037 (f)	96	—
Series 2007-76, Class SA, IF, IO, 2.75%, 11/20/2037 (f)	191	1
Series 2007-72, Class US, IF, IO, 2.77%, 11/20/2037 (f)	92	1
Series 2007-79, Class SY, IF, IO, 2.77%, 12/20/2037 (f)	83	—
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2008-2, Class NS, IF, IO, 2.77%, 1/16/2038 (f)	190	10
Series 2008-2, Class MS, IF, IO, 3.39%, 1/16/2038 (f)	57	4
Series 2008-10, Class S, IF, IO, 2.05%, 2/20/2038 (f)	102	—
Series 2009-106, Class ST, IF, IO, 2.22%, 2/20/2038 (f)	22	—
Series 2008-36, Class SH, IF, IO, 2.52%, 4/20/2038 (f)	142	1
Series 2008-36, Class ZA, 4.25%, 4/20/2038	246	247
Series 2008-40, Class SA, IF, IO, 2.63%, 5/16/2038 (f)	617	31
Series 2008-38, Class PL, 5.50%, 5/20/2038	42	43
Series 2008-55, Class SA, IF, IO, 2.42%, 6/20/2038 (f)	80	—
Series 2008-71, Class SC, IF, IO, 2.22%, 8/20/2038 (f)	35	—
Series 2008-65, Class PG, 6.00%, 8/20/2038	21	21
Series 2009-25, Class SE, IF, IO, 3.82%, 9/20/2038 (f)	70	1
Series 2008-93, Class AS, IF, IO, 1.92%, 12/20/2038 (f)	103	6
Series 2009-6, Class SA, IF, IO, 2.33%, 2/16/2039 (f)	104	1
Series 2009-12, Class IE, IO, 5.50%, 3/20/2039	214	2
Series 2009-14, Class KI, IO, 6.50%, 3/20/2039	96	5
Series 2009-14, Class NI, IO, 6.50%, 3/20/2039	92	5
Series 2009-22, Class SA, IF, IO, 2.49%, 4/20/2039 (f)	163	13
Series 2009-33, Class CI, IO, 5.50%, 5/20/2039	46	3
Series 2009-33, Class TI, IO, 6.00%, 5/20/2039	49	3
Series 2009-43, Class SA, IF, IO, 2.17%, 6/20/2039 (f)	91	4
Series 2009-72, Class SM, IF, IO, 2.48%, 8/16/2039 (f)	182	14
Series 2010-31, Class NO, PO, 3/20/2040	330	290
Series 2013-75, Class WA, 5.07%, 6/20/2040 (f)	398	411
Series 2010-130, Class CP, 7.00%, 10/16/2040	49	53
Series 2010-157, Class OP, PO, 12/20/2040	361	316
Series 2011-75, Class SM, IF, IO, 2.82%, 5/20/2041 (f)	244	16
Series 2014-188, Class W, 4.54%, 10/20/2041 (f)	180	183
Series 2012-141, Class WC, 3.75%, 1/20/2042 (f)	124	120
Series 2012-96, Class QJ, 2.00%, 8/20/2042	113	84
SEE NOTES TO FINANCIAL STATEMENTS.

36	JPMorgan Institutional Trust Funds	February 28, 2026

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2013-54, Class WA, 4.90%, 11/20/2042 (f)	754	782
Series 2013-91, Class WA, 4.41%, 4/20/2043 (f)	415	406
Series 2013-116, Class JY, 4.00%, 8/16/2043	1,300	1,267
Series 2018-160, Class PA, 3.50%, 7/20/2046	435	432
Series 2018-5, Class AB, 3.00%, 1/20/2048	93	87
Series 2025-6, Class A, 3.50%, 11/20/2050	5,323	5,159
Series 2022-9, Class P, 2.00%, 9/20/2051	4,950	4,476
Series 2022-154, Class JZ, 4.50%, 9/20/2052	1,457	1,357
Series 2023-115, Class TS, IF, 7.81%, 6/20/2053 (f)	3,742	3,929
Series 2012-H24, Class FG, 4.23%, 4/20/2060 (f)	1	1
Series 2013-H03, Class FA, 4.10%, 8/20/2060 (f)	—	—
Series 2012-H21, Class CF, 4.50%, 5/20/2061 (f)	—	—
Series 2013-H05, Class FB, 4.19%, 2/20/2062 (f)	10	10
Series 2012-H15, Class FA, 4.25%, 5/20/2062 (f)	—	—
Series 2012-H26, Class MA, 4.35%, 7/20/2062 (f)	3	3
Series 2012-H28, Class FA, 4.38%, 9/20/2062 (f)	1	1
Series 2012-H29, Class FA, 4.31%, 10/20/2062 (f)	44	44
Series 2012-H31, Class FD, 4.14%, 12/20/2062 (f)	129	129
Series 2013-H01, Class FA, 1.65%, 1/20/2063	—	—
Series 2013-H04, Class BA, 1.65%, 2/20/2063	2	2
Series 2013-H08, Class FC, 4.25%, 2/20/2063 (f)	122	122
Series 2013-H07, Class HA, 4.21%, 3/20/2063 (f)	88	88
Series 2013-H09, Class HA, 1.65%, 4/20/2063	10	10
Series 2013-H18, Class JA, 4.40%, 8/20/2063 (f)	137	137
Series 2014-H01, Class FD, 4.45%, 1/20/2064 (f)	45	45
Series 2014-H09, Class TA, 4.40%, 4/20/2064 (f)	56	57
Series 2024-57, Class PT, 4.50%, 4/20/2064	3,600	3,583
Series 2015-H15, Class FD, 4.24%, 6/20/2065 (f)	210	210
Series 2015-H15, Class FJ, 4.24%, 6/20/2065 (f)	445	445
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2015-H16, Class FG, 4.24%, 7/20/2065 (f)	405	405
Series 2015-H23, Class FB, 4.32%, 9/20/2065 (f)	345	345
Series 2015-H32, Class FH, 4.46%, 12/20/2065 (f)	235	236
Series 2017-H08, Class XI, IO, 2.22%, 3/20/2067 (f)	1,726	72
Series 2017-H14, Class FV, 4.30%, 6/20/2067 (f)	15	15
Series 2021-H14, Class CF, 5.06%, 9/20/2071 (f)	4,533	4,637
GSMPS Mortgage Loan Trust
Series 2001-2, Class A, 7.50%, 6/19/2032 (b) (f)	179	177
Series 2005-RP3, Class 1AS, IO, 0.42%, 9/25/2035 (b) (f)	300	7
Series 2005-RP3, Class 1AF, 4.14%, 9/25/2035 (b) (f)	397	344
Series 2006-RP2, Class 1AS2, IF, IO, 2.19%, 4/25/2036 (b) (f)	1,120	70
GSR Mortgage Loan Trust
Series 2004-6F, Class 3A4, 6.50%, 5/25/2034	62	64
Series 2004-8F, Class 2A3, 6.00%, 9/25/2034	23	24
Series 2004-13F, Class 3A3, 6.00%, 11/25/2034	49	50
Series 2005-4F, Class AP, PO, 5/25/2035	—	—
Series 2005-7F, Class 3A9, 6.00%, 9/25/2035	204	207
Series 2006-1F, Class 2A4, 6.00%, 2/25/2036	620	254
Impac CMB Trust Series 2005-4, Class 2A1, 4.39%, 5/25/2035 (f)	48	47
Impac Secured Assets CMN Owner Trust Series 2003-3, Class A1, 5.20%, 8/25/2033 (f)	6	6
Impac Secured Assets Trust Series 2006-1, Class 2A1, 4.49%, 5/25/2036 (f)	41	39
JPMorgan Mortgage Trust
Series 2006-A2, Class 5A3, 6.31%, 11/25/2033 (f)	48	48
Series 2006-A3, Class 6A1, 4.94%, 8/25/2034 (f)	13	13
Series 2006-A2, Class 4A1, 6.45%, 8/25/2034 (f)	69	70
Lehman Mortgage Trust
Series 2006-2, Class 1A1, 5.73%, 4/25/2036 (f)	173	106
Series 2008-2, Class 1A6, 6.00%, 3/25/2038	414	96
LHOME Mortgage Trust Series 2025-RTL2, Class A1, 5.61%, 4/25/2040 (b) (f)	3,045	3,074
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	JPMorgan Institutional Trust Funds	37

JPMorgan Core Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2026 (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
MASTR Adjustable Rate Mortgages Trust
Series 2004-13, Class 2A1, 6.25%, 4/21/2034 (f)	42	41
Series 2004-4, Class 2A1, 5.92%, 5/25/2034 (f)	22	21
Series 2004-13, Class 3A7, 5.60%, 11/21/2034 (f)	99	99
Series 2004-15, Class 3A1, 6.76%, 12/25/2034 (f)	31	31
MASTR Alternative Loan Trust
Series 2004-8, Class 6A1, 5.50%, 9/25/2019	—	—
Series 2004-4, Class 10A1, 5.00%, 5/25/2024	30	10
Series 2003-3, Class 1A1, 6.50%, 5/25/2033	24	25
Series 2003-9, Class 8A1, 6.00%, 1/25/2034	98	94
Series 2004-3, Class 2A1, 6.25%, 4/25/2034	63	65
Series 2004-6, Class 30, PO, 7/25/2034	83	66
Series 2004-6, Class 7A1, 6.00%, 7/25/2034	127	126
Series 2004-7, Class 30, PO, 8/25/2034	35	25
MASTR Asset Securitization Trust
Series 2004-6, Class 15, PO, 7/25/2019 ‡	—	—
Series 2003-12, Class 30, PO, 12/25/2033	1	—
Series 2004-1, Class 30, PO, 2/25/2034	6	4
MASTR Reperforming Loan Trust Series 2005-2, Class 1A1F, 4.14%, 5/25/2035 (b) (f)	999	467
MASTR Resecuritization Trust Series 2005-PO, Class 3, PO, 5/28/2035 (b)	36	27
Merrill Lynch Mortgage Investors Trust
Series 2003-E, Class A1, 4.41%, 10/25/2028 (f)	12	11
Series 2003-F, Class A1, 4.43%, 10/25/2028 (f)	43	42
Series 2004-A, Class A1, 4.25%, 4/25/2029 (f)	31	29
Series 2004-B, Class A3, 5.22%, 5/25/2029 (f)	3	2
Series 2004-1, Class 2A1, 5.04%, 12/25/2034 (f)	50	47
NACC Reperforming Loan REMIC Trust Series 2004-R2, Class A1, 6.50%, 10/25/2034 (b) (f)	108	95
New Residential Mortgage Loan Trust
Series 2024-RTL1, Class A1, 6.66%, 3/25/2039 (b) (g)	4,330	4,341
Series 2024-RTL2, Class A1, 5.44%, 9/25/2039 (b) (g)	3,545	3,587
Nomura Asset Acceptance Corp. Alternative Loan Trust
Series 2003-A1, Class A5, 7.00%, 4/25/2033	32	33
Series 2003-A1, Class A1, 5.50%, 5/25/2033	6	6
Series 2003-A1, Class A2, 6.00%, 5/25/2033	14	14
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

PRET Trust Series 2024-RPL2, Class A1, 4.07%, 6/25/2064 (b) (f)	3,439	3,330
RALI Trust Series 2004-QA6, Class NB2, 4.33%, 12/26/2034 (f)	160	154
Seasoned Credit Risk Transfer Trust
Series 2025-1, Class MTU, 3.25%, 11/25/2064	5,545	4,900
Series 2025-2, Class MTU, 3.25%, 6/25/2065	4,869	4,242
Seasoned Loans Structured Transaction Trust
Series 2025-1, Class A1, 3.00%, 5/25/2035	9,855	9,356
Series 2025-2, Class A1, 3.00%, 10/25/2035	10,773	10,264
Sequoia Mortgage Trust Series 10, Class 1A, 4.58%, 10/20/2027 (f)	1	1
Structured Asset Mortgage Investments II Trust Series 2004-AR5, Class 1A1, 4.44%, 10/19/2034 (f)	67	65
Thornburg Mortgage Securities Trust
Series 2003-4, Class A1, 4.43%, 9/25/2043 (f)	38	38
Series 2004-4, Class 3A, 5.07%, 12/25/2044 (f)	80	80
Toorak Mortgage Trust Series 2025-RRTL1, Class A1, 5.52%, 2/25/2040 (b) (g)	2,000	2,013
Towd Point Mortgage Trust Series 2021-R1, Class A1, 2.92%, 11/30/2060 (b) (f)	4,881	4,497
Vendee Mortgage Trust
Series 1996-2, Class 1Z, 6.75%, 6/15/2026	7	7
Series 1997-1, Class 2Z, 7.50%, 2/15/2027	22	22
Series 1998-1, Class 2E, 7.00%, 3/15/2028	57	58
Series 1999-1, Class 2Z, 6.50%, 1/15/2029	147	149
Series 2003-2, Class Z, 5.00%, 5/15/2033	935	951
WaMu Mortgage Pass-Through Certificates Series 2004-RS2, Class A4, 5.00%, 11/25/2033	203	203
WaMu Mortgage Pass-Through Certificates Trust
Series 2003-AR6, Class A1, 6.13%, 6/25/2033 (f)	4	4
Series 2003-AR8, Class A, 5.19%, 8/25/2033 (f)	14	14
Series 2003-AR9, Class 1A6, 5.39%, 9/25/2033 (f)	253	250
Series 2003-AR9, Class 2A, 5.69%, 9/25/2033 (f)	16	15
Series 2003-S9, Class P, PO, 10/25/2033	6	5
Series 2003-S9, Class A8, 5.25%, 10/25/2033	134	135
Series 2003-AR10, Class A7, 5.67%, 10/25/2033 (f)	5	5
Series 2004-AR3, Class A1, 5.33%, 6/25/2034 (f)	24	23
SEE NOTES TO FINANCIAL STATEMENTS.

38	JPMorgan Institutional Trust Funds	February 28, 2026

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2004-AR3, Class A2, 5.33%, 6/25/2034 (f)	21	20
Series 2006-AR10, Class 2P, 4.14%, 9/25/2036 (f)	37	34
Series 2006-AR12, Class 2P, 3.79%, 10/25/2036 (f)	30	28
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust
Series 2005-2, Class 2A3, IF, IO, 1.21%, 4/25/2035 (f)	299	17
Series 2005-2, Class 1A4, IF, IO, 1.26%, 4/25/2035 (f)	1,503	85
Series 2005-3, Class CX, IO, 5.50%, 5/25/2035	451	69
Series 2005-4, Class CB7, 5.50%, 6/25/2035	435	409
Series 2005-4, Class CX, IO, 5.50%, 6/25/2035	402	59
Series 2005-6, Class 2A4, 5.50%, 8/25/2035	84	77
Series 2005-6, Class 2A9, 5.50%, 8/25/2035	539	489
Wells Fargo Mortgage-Backed Securities Trust Series 2007-7, Class A7, 6.00%, 6/25/2037	61	56
Total Collateralized Mortgage Obligations (Cost $214,889)		216,063
Commercial Mortgage-Backed Securities — 2.2%
BAMLL Commercial Mortgage Securities Trust Series 2014-520M, Class C, 4.21%, 8/15/2046 (b) (f)	1,300	916
CSTL Commercial Mortgage Trust
Series 2025-GATE2, Class B, 4.85%, 11/10/2042 (b) (f)	3,395	3,415
Series 2025-GATE2, Class C, 5.14%, 11/10/2042 (b) (f)	1,470	1,484
FHLMC, Multi-Family Structured Pass-Through Certificates
Series KS06, Class A2, 2.72%, 7/25/2026	101	101
Series K065, Class A2, 3.24%, 4/25/2027	2,467	2,452
Series K070, Class A2, 3.30%, 11/25/2027 (f)	1,748	1,736
Series K070, Class AM, 3.36%, 12/25/2027	153	152
Series K117, Class A2, 1.41%, 8/25/2030	500	453
Series K754, Class AM, 4.94%, 11/25/2030 (f)	1,740	1,819
Series K142, Class A2, 2.40%, 3/25/2032	555	510
Series K146, Class A2, 2.92%, 6/25/2032	4,200	3,962
Series K-150, Class A2, 3.71%, 9/25/2032 (f)	1,005	989
Series K138, Class AM, 1.89%, 1/25/2055	1,850	1,649
FNMA ACES
Series 2017-M3, Class A2, 2.47%, 12/25/2026 (f)	686	679
Series 2015-M10, Class A2, 3.09%, 4/25/2027 (f)	3,905	3,877
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2017-M8, Class A2, 3.06%, 5/25/2027 (f)	2,539	2,518
Series 2018-M8, Class A2, 3.31%, 6/25/2028 (f)	2,031	2,017
Series 2018-M10, Class A2, 3.36%, 7/25/2028 (f)	3,066	3,047
Series 2018-M14, Class A2, 3.58%, 8/25/2028 (f)	200	199
Series 2017-M5, Class A2, 3.02%, 4/25/2029 (f)	1,492	1,467
Series 2020-M50, Class A2, 1.20%, 10/25/2030	1,057	1,022
Series 2020-M50, Class X1, IO, 1.82%, 10/25/2030 (f)	17,196	557
Series 2022-M1S, Class A2, 2.08%, 4/25/2032 (f)	5,675	5,130
Series 2022-M13, Class A2, 2.59%, 6/25/2032 (f)	6,802	6,307
Series 2022-M2S, Class A2, 3.76%, 8/25/2032 (f)	4,183	4,139
Series 2023-M8, Class A2, 4.48%, 3/25/2033 (f)	3,290	3,378
Series 2021-M3, Class X1, IO, 1.83%, 11/25/2033 (f)	2,517	150
FREMF Mortgage Trust
Series 2019-KBF3, Class B, 6.29%, 1/25/2029 (b) (f)	1,235	1,228
Series 2019-K101, Class B, 3.53%, 10/25/2052 (b) (f)	175	170
Series 2019-K100, Class B, 3.49%, 11/25/2052 (b) (f)	175	170
Series 2020-K737, Class B, 3.33%, 1/25/2053 (b) (f)	550	545
Series 2019-K96, Class C, 3.81%, 8/25/2056 (b) (f)	7,251	7,037
Ladder Capital Commercial Mortgage Trust Series 2013-GCP, Class A2, 3.99%, 2/15/2036 (b)	998	943
MRCD MARK Mortgage Trust
Series 2019-PARK, Class A, 2.72%, 12/15/2036 (b)	2,050	1,824
Series 2019-PARK, Class D, 2.72%, 12/15/2036 (b)	2,685	2,148
P4 SFR Series 2019-STL A, 7.25%, 10/11/2026 ‡	2,003	1,983
PRM7 Trust Series 2025-PRM7, Class C, 4.94%, 11/10/2042 (b) (f)	2,220	2,228
ROCK Trust
Series 2024-CNTR, Class A, 5.39%, 11/13/2041 (b)	1,885	1,951
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	JPMorgan Institutional Trust Funds	39

JPMorgan Core Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2026 (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — continued
Series 2024-CNTR, Class C, 6.47%, 11/13/2041 (b)	5,000	5,243
RWC Commercial Mortgage Trust Series 2025-1, Class A, 5.01%, 6/25/2040 (b)	6,926	6,972
SLG Office Trust Series 2021-OVA, Class A, 2.59%, 7/15/2041 (b)	4,355	3,971
WFRBS Commercial Mortgage Trust Series 2013-C11, Class D, 4.22%, 3/15/2045 (b) (f)	365	329
WHARF Commercial Mortgage Trust Series 2025-DC, Class B, 5.73%, 7/15/2040 (b) (f)	8,000	8,281
Total Commercial Mortgage-Backed Securities (Cost $99,841)		99,148
Foreign Government Securities — 0.7%
Eagle Funding Luxco SARL 5.50%, 8/17/2030 (b)	5,966	6,085
Kingdom of Saudi Arabia 3.45%, 2/2/2061 (b)	550	359
Republic of Chile 2.55%, 1/27/2032	497	450
Republic of Panama 5.23%, 2/23/2034	1,830	1,829
Republic of Peru 5.63%, 11/18/2050	88	87
Republic of Poland 5.50%, 3/18/2054	921	901
United Mexican States
6.00%, 5/13/2030	1,061	1,116
2.66%, 5/24/2031	1,075	969
5.85%, 7/2/2032	2,316	2,409
5.38%, 3/22/2033	6,819	6,844
5.63%, 2/9/2034	1,194	1,206
3.50%, 2/12/2034	1,252	1,096
5.63%, 9/22/2035	1,940	1,936
6.88%, 5/13/2037	1,578	1,709
6.63%, 1/29/2038	1,445	1,527
5.55%, 1/21/2045	33	31
4.60%, 1/23/2046	3,588	2,867
6.34%, 5/4/2053	310	301
3.77%, 5/24/2061	772	483
Total Foreign Government Securities (Cost $33,006)		32,205
Municipal Bonds — 0.2% (h)
California — 0.0% ^
City of Los Angeles Department of Airports, Federally Taxable Build America Bonds Direct Payment to Issuer Series 2009C, Rev., 6.58%, 5/15/2039	380	415
State of California, Various Purpose, GO, 7.30%, 10/1/2039	350	416
Total California		831
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

New York — 0.1%
New York State Dormitory Authority, State Personal Income Tax, General Purpose Series 2010D, Rev., 5.60%, 3/15/2040	360	376
Port Authority of New York and New Jersey, Consolidated
Series 164, Rev., 5.65%, 11/1/2040	1,875	2,043
Series 165, Rev., 5.65%, 11/1/2040	440	480
Series 174, Rev., 4.46%, 10/1/2062	2,060	1,812
Total New York		4,711
Ohio — 0.1%
American Municipal Power, Inc., Meldahl Hydroelectric Project Series 2010B, Rev., 7.50%, 2/15/2050	1,255	1,492
Ohio State University (The), General Receipts Series 2011A, Rev., 4.80%, 6/1/2111	1,563	1,356
Ohio University, General Receipts, Federally Taxable, Rev., 5.59%, 12/1/2114	200	194
Total Ohio		3,042
Oklahoma — 0.0% ^
Oklahoma Development Finance Authority, Natural Gas Co. Series 2022, Rev., 4.71%, 5/1/2052	575	548
Texas — 0.0% ^
Texas Natural Gas Securitization Finance Corp., Customer Rate Relief Bonds
Series 2023A-1, Rev., 5.10%, 4/1/2035	574	598
Series 2023A-2, Rev., 5.17%, 4/1/2041	1,155	1,203
Total Texas		1,801
Total Municipal Bonds (Cost $10,989)		10,933
U.S. Government Agency Securities — 0.2%
FHLB 5.50%, 7/15/2036	30	33
Tennessee Valley Authority
5.88%, 4/1/2036	6,909	7,875
4.63%, 9/15/2060	365	339
4.25%, 9/15/2065	51	44
Tennessee Valley Authority STRIPS DN, 6.13%, 6/15/2035 (a)	800	541
Total U.S. Government Agency Securities (Cost $9,304)		8,832
SEE NOTES TO FINANCIAL STATEMENTS.

40	JPMorgan Institutional Trust Funds	February 28, 2026

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Loan Assignments — 0.1% (i)
Consumer Finance — 0.1%
OneSky Loan Trust, 1st Lien Term Loan, 3.88%, 1/15/2031 (Cost $1,954)	1,941	1,879
	SHARES (000)
Short-Term Investments — 1.8%
Investment Companies — 1.8%
JPMorgan Prime Money Market Fund Class Institutional Shares, 3.67% (j) (k) (Cost $81,655)	81,627	81,659
Total Investments — 100.1% (Cost $4,546,870)		4,546,242
Liabilities in Excess of Other Assets — (0.1)%		(3,067)
NET ASSETS — 100.0%		4,543,175

Percentages indicated are based on net assets.
Amounts presented as a dash ("-") represent amounts that round to less than a thousand.

Abbreviations
ABS	Asset-Backed Securities
ACES	Alternative Credit Enhancement Securities
ARM	Adjustable Rate Mortgage. The interest rate shown is the rate in effect as of February 28, 2026.
CME	Chicago Mercantile Exchange
DN	Discount Notes
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General Obligation
ICE	Intercontinental Exchange
IF
Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index or have an interest rate that adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the rate in effect as of
February 28, 2026. The rate may be subject to a cap and floor.

IO
Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool.
The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the
underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.

PO
Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying
mortgages of these securities increase, the yield on these
securities increases.

REIT	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit
Rev.	Revenue
SOFR	Secured Overnight Financing Rate
SOFRINDX	Compounding index of the Secured Overnight Financing Rate
STRIPS
Separate Trading of Registered Interest and Principal of Securities.
The STRIPS Program lets investors hold and trade individual
interest and principal components of eligible notes and bonds as separate securities.

TBA	To Be Announced; Security is subject to delayed delivery.
UMBS	Uniform Mortgage-Backed Securities
USD	United States Dollar

^	Amount rounds to less than 0.1% of net assets.
‡	Value determined using significant unobservable inputs.
(a)	The rate shown is the effective yield as of February 28, 2026.
(b)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(c)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(d)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of February 28, 2026.
(e)
Contingent Capital security (“CoCo”). CoCos are hybrid
debt securities that may be convertible into equity or
may be written down if a pre-specified trigger event
occurs. The total value of aggregate CoCo holdings at
February 28, 2026 is $806 or 0.02% of the Fund’s
net assets as of February 28, 2026.

(f)
Variable or floating rate security, the interest rate of
which adjusts periodically based on changes in current
interest rates and prepayments on the underlying
pool of assets. The interest rate shown is the current
rate as of February 28, 2026.

(g)
Step bond. Interest rate is a fixed rate for an initial
period that either resets at a specific date or may
reset in the future contingent upon a predetermined
trigger. The interest rate shown is the current rate as
of February 28, 2026.

(h)	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(i)	Loan assignments are presented by obligor. Each series or loan tranche underlying each obligor may have varying terms.
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	JPMorgan Institutional Trust Funds	41

JPMorgan Core Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2026 (continued)
(j)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(k)	The rate shown is the current yield as of February 28, 2026.
Futures contracts outstanding as of February 28, 2026 (amounts in thousands, except number of contracts):

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
U.S. Treasury 10 Year Note	582	06/18/2026	USD	66,221	285
U.S. Treasury 10 Year Ultra Note	147	06/18/2026	USD	17,160	174
U.S. Treasury Ultra Bond	14	06/18/2026	USD	1,702	15
U.S. Treasury 2 Year Note	805	06/30/2026	USD	168,434	169
U.S. Treasury 5 Year Note	551	06/30/2026	USD	60,679	155
					798
Short Contracts
U.S. Treasury Long Bond	(336)	06/18/2026	USD	(39,795)	(491)
					307

Abbreviations
USD	United States Dollar
SEE NOTES TO FINANCIAL STATEMENTS.

42	JPMorgan Institutional Trust Funds	February 28, 2026

STATEMENT OF ASSETS AND LIABILITIES
AS OF February 28, 2026
(Amounts in thousands, except per share amounts)

JPMorgan Core Bond Trust
ASSETS:
Investments in non-affiliates, at value	$4,464,583
Investments in affiliates, at value	81,659
Deposits at broker for futures contracts	2,835
Receivables:
Investment securities sold	87
Fund shares sold	12,815
Interest from non-affiliates	28,626
Dividends from affiliates	238
Variation margin on futures contracts	565
Total Assets	4,591,408
LIABILITIES:
Payables:
Due to custodian	64
Investment securities purchased	8,984
Investment securities purchased — delayed delivery securities	36,194
Fund shares redeemed	2,408
Accrued liabilities:
Investment advisory fees	438
Administration fees	13
Custodian and accounting fees	46
Trustees’ and Chief Compliance Officer’s fees	— (a)
Other	86
Total Liabilities	48,233
Net Assets	$4,543,175
NET ASSETS:
Paid-in-Capital	$4,659,185
Total distributable earnings (loss)	(116,010)
Total Net Assets	$4,543,175
Net Assets:
Outstanding units of beneficial interest (shares) ($0.0001 par value; unlimited number of shares authorized):	494,845
Net asset value, offering and redemption price per share (b)	$9.18
Cost of investments in non-affiliates	$4,465,215
Cost of investments in affiliates	81,655

(a)
Amount rounds to less than one thousand.
(b)
Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	JPMorgan Institutional Trust Funds	43

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED February 28, 2026
(Amounts in thousands)

JPMorgan Core Bond Trust
INVESTMENT INCOME:
Interest income from non-affiliates	$159,029
Interest income from affiliates	4
Dividend income from affiliates	3,151
Total investment income	162,184
EXPENSES:
Investment advisory fees	9,871
Administration fees	3,526
Custodian and accounting fees	214
Interest expense to affiliates	9
Professional fees	94
Trustees’ and Chief Compliance Officer’s fees	32
Printing and mailing costs	30
Transfer agency fees	22
Other	159
Total expenses	13,957
Less fees waived	(8,797)
Net expenses	5,160
Net investment income (loss)	157,024
REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from:
Investments in non-affiliates	(16,549)
Investments in affiliates	9
Futures contracts	4,928
Net realized gain (loss)	(11,612)
Change in net unrealized appreciation/depreciation on:
Investments in non-affiliates	105,214
Investments in affiliates	(3)
Futures contracts	(945)
Change in net unrealized appreciation/depreciation	104,266
Net realized/unrealized gains (losses)	92,654
Change in net assets resulting from operations	$249,678
SEE NOTES TO FINANCIAL STATEMENTS.

44	JPMorgan Institutional Trust Funds	February 28, 2026

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED
(Amounts in thousands)

	JPMorgan Core Bond Trust
	Year Ended February 28, 2026	Year Ended February 28, 2025
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$157,024	$109,575
Net realized gain (loss)	(11,612)	(33,271)
Change in net unrealized appreciation/depreciation	104,266	85,543
Change in net assets resulting from operations	249,678	161,847
DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions to shareholders	(156,371)	(109,022)
CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	1,712,155	371,436
NET ASSETS:
Change in net assets	1,805,462	424,261
Beginning of period	2,737,713	2,313,452
End of period	$4,543,175	$2,737,713
CAPITAL TRANSACTIONS:
Proceeds from shares issued	$1,737,060	$596,862
Subscriptions in-kind (See Note 8)	80,383	—
Distributions reinvested	145,854	99,761
Cost of shares redeemed	(251,142)	(325,187)
Change in net assets resulting from capital transactions	$1,712,155	$371,436
SHARE TRANSACTIONS:
Issued	192,842	67,242
Subscriptions in-kind (See Note 8)	8,931	—
Reinvested	16,173	11,241
Redeemed	(27,847)	(36,493)
Change in Shares	190,099	41,990
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	JPMorgan Institutional Trust Funds	45

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan Core Bond Trust
Year Ended February 28, 2026	$8.98	$0.40	$0.20	$0.60	$(0.40)	$—	$(0.40)
Year Ended February 28, 2025	8.80	0.39	0.17	0.56	(0.38)	—	(0.38)
Year Ended February 29, 2024	8.84	0.35	(0.04)	0.31	(0.35)	—	(0.35)
Year Ended February 28, 2023	9.98	0.29	(1.14)	(0.85)	(0.29)	—	(0.29)
Year Ended February 28, 2022	10.50	0.26	(0.45)	(0.19)	(0.26)	(0.07)	(0.33)

(a)	Calculated based upon average shares outstanding.
(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(c)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
SEE NOTES TO FINANCIAL STATEMENTS.

46	JPMorgan Institutional Trust Funds	February 28, 2026

	Ratios/Supplemental data
			Ratios to average net assets
Net asset value, end of period	Total return(b)	Net assets, end of period (000's)	Net expenses(c)	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate

$9.18	6.82%	$4,543,175	0.15%	4.45%	0.40%	36%
8.98	6.54	2,737,713	0.15	4.34	0.40	32
8.80	3.61	2,313,452	0.15	4.00	0.40	30
8.84	(8.57)	2,131,431	0.14	3.19	0.41	53
9.98	(1.92)	2,073,952	0.14	2.46	0.40	66

SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2026	JPMorgan Institutional Trust Funds	47

NOTES TO FINANCIAL STATEMENTS
AS OF February 28, 2026
(Dollar values in thousands)
1. Organization
JPMorgan Institutional Trust (the “Trust”) was organized on September 14, 2004 as a Delaware statutory trust, pursuant to a Declaration of Trust dated September 14, 2004 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. JPMorgan Core Bond Trust (the "Fund") is a separate diversified series of the Trust covered in this report.
The investment objective of the Fund is to seek to maximize total return by investing primarily in a diversified portfolio of intermediate- and long-term debt securities.
J.P. Morgan Investment Management Inc. (“JPMIM”), an indirect, wholly-owned subsidiary of JPMorgan Chase & Co. (“JPMorgan”), acts as adviser (the “Adviser”) and administrator (the “Administrator”) to the Fund.
2. Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The Fund is an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 — Investment Companies, which is part of U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect (i) the reported amounts of assets and liabilities, (ii) disclosure of contingent assets and liabilities at the date of the financial statements, and (iii) the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
A. Valuation of Investments— Investments are valued in accordance with GAAP and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the "Board"), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the 1940 Act, the Board is required to determine fair value for securities that do not have readily available market quotations. Pursuant to Rule 2a-5 under the 1940 Act (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
A market-based approach is primarily used to value the Fund's investments. Investments for which market quotations are not readily available are fair valued using prices supplied by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.
Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s net asset values ("NAV") per share as of the report date.
Futures contracts are generally valued on the basis of available market quotations.
See the table on “Quantitative Information about Level 3 Fair Value Measurements” for information on the valuation techniques and inputs used to value level 3 securities held by the Fund at February 28, 2026.

48	JPMorgan Institutional Trust Funds	February 28, 2026

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments ("SOI"):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Asset-Backed Securities	$—	$393,234	$71,152	$464,386
Collateralized Mortgage Obligations	—	196,780	19,283	216,063
Commercial Mortgage-Backed Securities	—	97,165	1,983	99,148
Corporate Bonds
Aerospace & Defense	—	20,055	—	20,055
Air Freight & Logistics	—	111	—	111
Automobiles	—	2,411	—	2,411
Banks	—	355,821	—	355,821
Beverages	—	3,702	—	3,702
Biotechnology	—	25,874	—	25,874
Broadline Retail	—	117	—	117
Building Products	—	1,569	—	1,569
Capital Markets	—	83,769	—	83,769
Chemicals	—	8,983	—	8,983
Commercial Services & Supplies	—	6,215	—	6,215
Communications Equipment	—	1,667	—	1,667
Construction & Engineering	—	4,103	—	4,103
Construction Materials	—	943	—	943
Consumer Finance	—	49,195	—	49,195
Consumer Staples Distribution & Retail	—	2,052	—	2,052
Containers & Packaging	—	2,271	—	2,271
Diversified	—	—	2,724	2,724
Diversified Consumer Services	—	1,144	—	1,144
Diversified REITs	—	5,955	—	5,955
Diversified Telecommunication Services	—	18,623	—	18,623
Electric Utilities	—	105,366	—	105,366
Electronic Equipment, Instruments & Components	—	2,855	—	2,855
Energy Equipment & Services	—	697	—	697
Financial Services	—	15,638	25,792	41,430
Food Products	—	25,128	—	25,128
Gas Utilities	—	3,064	—	3,064
Ground Transportation	—	3,475	—	3,475
Health Care Equipment & Supplies	—	4,740	—	4,740
Health Care Providers & Services	—	32,626	5,680	38,306

February 28, 2026	JPMorgan Institutional Trust Funds	49

NOTES TO FINANCIAL STATEMENTS
AS OF February 28, 2026 (continued)
(Dollar values in thousands)
(continued)
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Health Care REITs	$—	$3,879	$—	$3,879
Hotels, Restaurants & Leisure	—	2,249	—	2,249
Independent Power and Renewable Electricity Producers	—	5,080	—	5,080
Industrial REITs	—	998	—	998
Insurance	—	17,690	—	17,690
Interactive Media & Services	—	14,721	—	14,721
IT Services	—	2,685	—	2,685
Life Sciences Tools & Services	—	2,528	—	2,528
Machinery	—	1,038	—	1,038
Media	—	8,285	—	8,285
Metals & Mining	—	5,847	—	5,847
Mortgage Real Estate Investment Trusts (REITs)	—	—	3,000	3,000
Multi-Utilities	—	9,203	—	9,203
Office REITs	—	316	—	316
Oil, Gas & Consumable Fuels	—	56,496	—	56,496
Passenger Airlines	—	776	—	776
Pharmaceuticals	—	8,965	—	8,965
Residential REITs	—	4,966	—	4,966
Retail REITs	—	2,884	—	2,884
Semiconductors & Semiconductor Equipment	—	25,602	—	25,602
Software	—	21,934	—	21,934
Specialized REITs	—	7,109	—	7,109
Specialty Retail	—	2,185	—	2,185
Technology Hardware, Storage & Peripherals	—	7,066	—	7,066
Tobacco	—	3,446	—	3,446
Trading Companies & Distributors	—	3,655	—	3,655
Water Utilities	—	3,049	—	3,049
Wireless Telecommunication Services	—	6,585	—	6,585
Total Corporate Bonds	—	1,017,406	37,196	1,054,602
Foreign Government Securities	—	32,205	—	32,205
Loan Assignments	—	1,879	—	1,879
Mortgage-Backed Securities	—	896,162	—	896,162
Municipal Bonds	—	10,933	—	10,933
U.S. Government Agency Securities	—	8,832	—	8,832
U.S. Treasury Obligations	—	1,680,373	—	1,680,373
Short-Term Investments
Investment Companies	81,659	—	—	81,659
Total Investments in Securities	$81,659	$4,334,969	$129,614	$4,546,242
Appreciation in Other Financial Instruments
Futures Contracts	$798	$—	$—	$798
Depreciation in Other Financial Instruments
Futures Contracts	$(491)	$—	$—	$(491)
Total Net Appreciation/ Depreciation in Other Financial Instruments	$307	$—	$—	$307

50	JPMorgan Institutional Trust Funds	February 28, 2026

The following is a summary of investments for which significant unobservable inputs (level 3) were used in determining fair value:
	Balance as of February 28, 2025	Realized gain (loss)	Change in net unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of February 28, 2026
Investments in Securities:
Asset-Backed Securities	$66,700	$145	$205	$— (a)	$35,522	$(13,623)	$44	$(17,841)	$71,152
Collateralized Mortgage Obligations	11,848	— (a)	61	15	11,552	(4,143)	16	(66)	19,283
Commercial Mortgage-Backed Securities	2,547	—	33	—	—	(597)	—	—	1,983
Corporate Bonds	—	—	57	(10)	39,250	(2,101)	—	—	37,196
Total	$81,095	$145	$356	$5	$86,324	$(20,464)	$60	$(17,907)	$129,614

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.

(a)	Amount rounds to less than one thousand.
The changes in net unrealized appreciation (depreciation) attributable to securities owned at February 28, 2026, which were valued using significant unobservable inputs (level 3), amounted to $426. This amount is included in Change in net unrealized appreciation/depreciation on investments in non-affiliates on the Statement of Operations.
There were no significant transfers into or out of level 3 for the year ended February 28, 2026.
The significant unobservable inputs used in the fair value measurement of the Fund's investments are listed below. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in enterprise multiples may increase (decrease) the fair value measurement. Significant increases (decreases) in the discount for lack of marketability, liquidity discount, probability of default, yield and default rate may decrease (increase) the fair value measurement. A significant change in the discount rate or prepayment rate (Constant Prepayment Rate or PSA Prepayment Model) may decrease or increase the fair value measurement.
Quantitative Information about Level 3 Fair Value Measurements #
	Fair Value at February 28, 2026	Valuation Technique(s)	Unobservable Input	Range (Weighted Average) (a)
	$30,266	Discounted Cash Flow	Yield (Discount Rate of Cash Flows)	6.52% - 12.39% (8.57%)

Corporate Bonds	30,266
	8,551	Discounted Cash Flow	Constant Default Rate	0.00% - 47.00% (7.57%)
			Yield (Discount Rate of Cash Flows)	4.67% - 16.36% (7.81%)

Asset-Backed Securities	8,551
	14	Discounted Cash Flow	Constant Default Rate	0.47% (0.47%)
			Constant Prepayment Rate	4.00% (4.00%)
			Yield (Discount Rate of Cash Flows)	6.22% (6.22%)

Collateralized Mortgage Obligations	14
Total	$38,831

#
The table above does not include certain level 3 investments that are valued by brokers and Pricing Services. At February 28, 2026, the value of these investments was $90,783. The inputs for these investments are not readily available or cannot be reasonably estimated and are generally those inputs described in Note 2.A.

(a)	Unobservable inputs were weighted by the relative fair value of the instruments.

February 28, 2026	JPMorgan Institutional Trust Funds	51

NOTES TO FINANCIAL STATEMENTS
AS OF February 28, 2026 (continued)
(Dollar values in thousands)
B. Restricted Securities— Certain securities held by the Fund may be subject to legal or contractual restrictions on resale. Restricted securities generally are resold in transactions exempt from registration under the Securities Act of 1933, as amended (the “Securities Act”). Disposal of these securities may involve time-consuming negotiations and expense. Prompt sale at the current valuation may be difficult and could adversely affect the NAV of the Fund.
As of February 28, 2026, the Fund had no investments in restricted securities other than securities sold to the Fund under Rule 144A and/or Regulation S under the Securities Act.
C. Loan Assignments— The Fund invested in debt instruments that are interests in amounts owed to lenders or lending syndicates (a “Lender”) by corporate, governmental or other borrowers (a “Borrower”). A loan is often administered by a bank or other financial institution (the “Agent”) that acts as Agent for all holders. The Agent administers the terms of the loan, as specified in the loan agreement. The above Fund invested in loan assignments of all or a portion of the loans. When the Fund purchases a loan assignment, the Fund has direct rights against the Borrower on a loan. In addition, it is unclear whether loans, loan assignments and other forms of direct indebtedness offer securities law protections against fraud and misrepresentation. Also, because JPMIM may wish to invest in publicly traded securities of a Borrower, it may not have access to material non-public information regarding the Borrower to which other investors have access. Although certain loans are secured by collateral, the Fund could experience delays or limitations in realizing the value on such collateral or have its interest subordinated to other indebtedness of the Borrower.
Loan assignments are vulnerable to market conditions such that economic conditions or other events may reduce the demand for assignments and certain assignments which were liquid when purchased, may become illiquid and difficult to value. In addition, the settlement period for loans is uncertain as there is no standardized settlement schedule applicable to such investments. Therefore, the Fund may not receive the proceeds from a sale of such investments for a period after the sale.
Certain loan assignments are also subject to the risks associated with high yield securities described under Note 7.
D. When-Issued Securities, Delayed Delivery Securities and Forward Commitments— The Fund purchased when-issued securities, including To-Be-Announced (“TBA”) securities, and entered into contracts to purchase or sell securities for a fixed price that may be settled a month or more after the trade date, or purchased delayed delivery securities which generally settle seven days after the trade date. When-issued securities are securities that have been authorized, but not issued in the market. A forward commitment involves entering into a contract to purchase or sell securities for a fixed price at a future date that may be settled a month or more after the trade date. A delayed delivery security is agreed upon in advance between the buyer and the seller of the security and is generally delivered beyond seven days of the agreed upon date. The purchase of securities on a when-issued, delayed delivery or forward commitment basis involves the risk that the value of the security to be purchased declines before the settlement date. The sale of securities on a forward commitment basis involves the risk that the value of the securities sold may increase before the settlement date. The Fund may be exposed to credit risk if the counterparty fails to perform under the terms of the transaction. Interest income for securities purchased on a when-issued, delayed delivery or forward commitment basis is not accrued until the settlement date.
The Fund may be required to post or receive collateral for delayed delivery securities in the form of cash or securities under a Master Securities Forward Transaction Agreement with the counterparties (each, an “MSFTA”). The collateral requirements are generally calculated by netting the mark-to-market amount for a Fund's transactions under the MSFTA and comparing that amount to the value of the collateral pledged by a Fund and the counterparty. Daily movement of cash collateral is subject to minimum threshold amounts. Collateral posted by the Fund is held in a segregated account at the Fund's custodian bank and is included on the Statement of Assets and Liabilities as Restricted cash. Collateral received by the Fund is held in a separate segregated account maintained by JPMorgan Chase Bank, N.A. ("JPMCB"), a wholly-owned subsidiary of JPMorgan. These amounts are not reflected on the Fund's Statement of Assets and Liabilities.
The Fund had when-issued securities, delayed delivery securities or forward commitments outstanding as of February 28, 2026, which are shown as a Receivable for Investment securities sold — delayed delivery securities and/or a Payable for Investment securities purchased — delayed delivery securities, respectively, on the Statement of Assets and Liabilities. The values of these securities held at February 28, 2026 are detailed on the SOI, if any.
E. Securities Lending — The Fund is authorized to engage in securities lending in order to generate additional income. The Fund is able to lend to approved borrowers. Citibank N.A. (“Citibank”) serves as lending agent for the Fund, pursuant to a Securities Lending Agency Agreement (the “Securities Lending Agency Agreement”). Securities loaned are collateralized by cash equal to at least 100% of the market value plus accrued interest on the securities lent, which is invested in an affiliated money market fund. The Fund retains the interest earned on cash collateral investments but is required to pay the borrower a rebate for the use of the cash collateral. In cases where the lent security is of high value to borrowers, there may be a negative rebate (i.e., a net payment from the borrower to the Fund). Upon termination of a loan, the Fund is required to return to the borrower an amount equal to the cash collateral, plus any rebate owed to the borrower. The remaining maturities of the securities lending transactions are considered overnight and continuous. Loans are subject to termination by the Fund or the borrower at any time.
The net income earned on the securities lending (after payment of rebates and Citibank’s fee) is included on the Statement of Operations as Income from securities lending (net). The Fund also receives payments from the borrower during the period of the loan, equivalent to dividends and interest earned on the securities loaned, which are recorded as Dividend or Interest income, respectively, on the Statement of Operations.
Under the Securities Lending Agency Agreement, Citibank marks to market the loaned securities on a daily basis. In the event the cash received from the borrower is less than 102% of the value of the loaned securities (105% for loans of non-U.S. securities), Citibank requests additional cash from

52	JPMorgan Institutional Trust Funds	February 28, 2026

the borrower so as to maintain a collateralization level of at least 102% of the value of the loaned securities plus accrued interest (105% for loans of non-U.S. securities), subject to certain de minimis amounts.
The value of securities out on loan is recorded as an asset on the Statement of Assets and Liabilities. The value of the cash collateral received is recorded as a liability on the Statement of Assets and Liabilities and details of collateral investments are disclosed on the SOI.
The Fund bears the risk of loss associated with the collateral investments and is not entitled to additional collateral from the borrower to cover any such losses. To the extent that the value of the collateral investments declines below the amount owed to a borrower, the Fund may incur losses that exceed the amount it earned on lending the security. Upon termination of a loan, the Fund may use leverage (borrow money) to repay the borrower for cash collateral posted if the Adviser does not believe that it is prudent to sell the collateral investments to fund the payment of this liability. Securities lending activity is subject to master netting arrangements.
Securities lending also involves counterparty risks, including the risk that the loaned securities may not be returned in a timely manner or at all. Subject to certain conditions, Citibank has agreed to indemnify the Fund from losses resulting from a borrower’s failure to return a loaned security.
The Fund did not have any securities out on loan at February 28, 2026.
F. Investment Transactions with Affiliates— The Fund invested in an Underlying Fund advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. For the purposes of the financial statements, the Fund assumes the issuer listed in the table below to be an affiliated issuer. The Underlying Fund's distributions may be reinvested into the Underlying Fund. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the year ended February 28, 2026
Security Description	Value at February 28, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at February 28, 2026	Shares at February 28, 2026	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class Institutional Shares, 3.67% (a) (b)	$58,767	$1,129,989	$1,107,103	$9	$(3)	$81,659	81,627	$3,151	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of February 28, 2026.
G. Futures Contracts— The Fund used treasury futures contracts to manage and hedge interest rate risk associated with portfolio investments. The Fund also used futures contracts to lengthen or shorten the duration of the overall investment portfolio.
Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Fund periodically and are based on changes in the market value of open futures contracts. Changes in the market value of open futures contracts are recorded as Change in net unrealized appreciation/depreciation on futures contracts on the Statement of Operations. Realized gains or losses, representing the difference between the value of the contract at the time it was opened and the value at the time it was closed, are reported on the Statement of Operations at the closing or expiration of the futures contract. Securities deposited as initial margin are designated on the SOI, while cash deposited, which is considered restricted, is recorded on the Statement of Assets and Liabilities. A receivable from and/or a payable to brokers for the daily variation margin is also recorded on the Statement of Assets and Liabilities.
The use of futures contracts exposes the Fund to risk. The Fund may be subject to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subjects the Fund to risk of loss in excess of the amounts shown on the Statement of Assets and Liabilities, up to the notional amount of the futures contracts. Use of short futures contracts subjects the Fund to unlimited risk of loss. The Fund may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Fund's credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.
The Fund's futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).
The table below discloses the volume of the futures contracts activity during the year ended February 28, 2026:

February 28, 2026	JPMorgan Institutional Trust Funds	53

NOTES TO FINANCIAL STATEMENTS
AS OF February 28, 2026 (continued)
(Dollar values in thousands)

Futures Contracts:
Average Notional Balance Long	$366,986
Average Notional Balance Short	(15,124)
Ending Notional Balance Long	314,196
Ending Notional Balance Short	(39,795)
H. Security Transactions and Investment Income— Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Securities gains and losses are calculated on a specifically identified cost basis.
Interest income is determined on the basis of coupon interest accrued using the effective interest method, which adjusts for amortization of premiums and accretion of discounts.
Dividend income, net of foreign taxes withheld, if any, is recorded on the ex-dividend date or when the Fund first learns of the dividend.
The Fund invests in treasury inflation protected securities ("TIPS"). The principal amount of TIPS is adjusted periodically and is increased for inflation or decreased for deflation based on a monthly published index. These adjustments are recorded as increases or decreases to interest income on the Statement of Operations. Coupon payments are based on the adjusted principal at the time the interest is paid.
To the extent such information is publicly available, the Fund records distributions received in excess of income earned from underlying investments as a reduction of cost of investments and/or realized gain. Such amounts are based on estimates if actual amounts are not available and actual amounts of income, realized gain and return of capital may differ from the estimated amounts. The Fund adjusts the estimated amounts of the components of distributions (and consequently its net investment income) as necessary, once the issuers provide information about the actual composition of the distributions.
I. Allocation of Expenses— Expenses directly attributable to the Fund are charged directly to the Fund, while the expenses attributable to more than one fund of the Trust are allocated among the applicable funds.
J. Federal Income Taxes— The Fund is treated as a separate taxable entity for Federal income tax purposes. The Fund's policy is to comply with the provisions of the Internal Revenue Code (the “Code”) applicable to regulated investment companies and to distribute to shareholders all of its distributable net investment income and net realized capital gains on investments. Accordingly, no provision for Federal income tax is necessary. Management has reviewed the Fund's tax positions for all open tax years and has determined that as of February 28, 2026, no liability for Federal income tax is required in the Fund's financial statements for net unrecognized tax benefits. However, management’s conclusions may be subject to future review based on changes in, or the interpretation of, the accounting standards or tax laws and regulations. The Fund's Federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
For the year ended February 28, 2026, the Fund did not pay any significant foreign, federal or state and local income taxes.
K. Distributions to Shareholders— Distributions from net investment income, if any, are generally declared and paid at least monthly and are declared separately for each class. Net realized capital gains, if any, are distributed at least annually. The amount of distributions from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (i.e., that they result from other than timing of recognition — “temporary differences”), such amounts are reclassified within the capital accounts based on their Federal tax basis treatment.
The following amounts were reclassified within the capital accounts:
Paid-in-Capital	Accumulated undistributed (distributions in excess of) net investment income	Accumulated net realized gains (losses)
$—	$58	$(58)
The reclassifications for the Fund relate primarily to tax adjustments on certain investments.
L. Segment Reporting — An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s Chief Operating Decision Maker (“CODM”) to make decisions about resources to be allocated to the segment and to assess its performance, and has discrete financial information available. Executive committees of JPMorgan Asset Management, the named portfolio manager(s) of the Fund and the Fund's Principal Executive Officer and Principal Financial Officer act as the Fund's CODM. The Fund is considered an operating segment, and its performance and operating results are reviewed daily to make informed decisions regarding performance. The financial information provided to and reviewed by the CODM is presented within the Fund's financial statements.

54	JPMorgan Institutional Trust Funds	February 28, 2026

M. Recent Accounting Pronouncement — In December 2023, FASB issued Accounting Standards Update (“ASU”) 2023-09, Income Taxes (Topic 740) (“ASU 2023-09”) Improvements to Income Tax Disclosures, which enhances income tax disclosures, including providing specific categories in the rate reconciliation and income taxes paid. ASU 2023-09 is effective for fiscal years beginning after December 15, 2024; early adoption is permitted. Management has evaluated the implications of these changes and the amendments are included in the financial statements, which had no effect on the Fund's net assets or results of operations.
3. Fees and Other Transactions with Affiliates
A. Investment Advisory Fee — Pursuant to an Investment Advisory Agreement, the Adviser manages the investments of the Fund and for such services is paid a fee. The investment advisory fee is accrued daily and paid monthly at an annual rate of 0.28% of the Fund’s respective average daily net assets.
The Adviser waived investment advisory fees and/or reimbursed expenses as outlined in Note 3.E.
B. Administration Fee— Pursuant to an Administration Agreement, the Administrator provides certain administration services to the Fund. In consideration of these services, the Administrator receives a fee accrued daily and paid monthly at a rate of 0.10% of the Fund's average daily net assets, notwithstanding any fee waivers and/or expense reimbursements.
The Administrator waived administration fees as outlined in Note 3.E.
JPMCB serves as the Fund's sub-administrator (the “Sub-administrator”). For its services as Sub-administrator, JPMCB receives a portion of the fees payable to the Administrator.
C. Custodian and Accounting Fees— JPMCB provides portfolio custody and accounting services to the Fund. For performing these services, the Fund pays JPMCB transaction and asset-based fees that vary according to the number of transactions and positions, plus out-of-pocket expenses. The amounts paid directly to JPMCB by the Fund for custody and accounting services are included in Custodian and accounting fees on the Statement of Operations.
Interest income earned on cash balances at the custodian, if any, is included in Interest income from affiliates on the Statement of Operations.
Interest expense paid to the custodian related to cash overdrafts, if any, is included in Interest expense to affiliates on the Statement of Operations.
D. Placement Agent— J.P. Morgan Institutional Investments, Inc. (the “Placement Agent”), a registered broker-dealer affiliated with the Adviser, serves as the Fund's Placement Agent. The Placement Agent provides various sales support activities in connection with the Fund’s private placement of its shares.
E. Waivers and Reimbursements— The Adviser and Administrator have contractually agreed to waive fees and/or reimburse the Fund to the extent that total annual operating expenses (excluding acquired fund fees and expenses other than certain money market fund fees as described below, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, expenses related to trustee elections and extraordinary expenses) exceed 0.15% of the Fund's average daily net assets.
The expense limitation agreement was in effect for the year ended February 28, 2026 and the contractual expense limitation is in place until at least June 30, 2026.
For the year ended February 28, 2026, the Fund's service providers waived fees and/or reimbursed expenses for the Fund as follows. None of these parties expect the Fund to repay any such waived fees and/or reimbursed expenses in future years.
Contractual Waivers
Investment Advisory Fees	Administration Fees	Total
$5,206	$3,438	$8,644
Additionally, the Fund may invest in one or more money market funds advised by the Adviser ("Affiliated Money Market Funds"). The Adviser, Administrator and/or JPMDS, as shareholder servicing agent, have contractually agreed to waive fees and/or reimburse expenses in an amount sufficient to offset the respective net fees each collects from the Affiliated Money Market Fund on the Fund's investment in such Affiliated Money Market Fund, except for investments of securities lending cash collateral. None of these parties expect the Fund to repay any such waived fees and/or reimbursed expenses in future years.
The amount of these waivers resulting from investments in these Affiliated Money Market Funds for the year ended February 28, 2026 was $153.
F. Other— Certain officers of the Trust are affiliated with the Adviser and the Administrator. Such officers, with the exception of the Chief Compliance Officer, receive no compensation from the Fund for serving in their respective roles.

February 28, 2026	JPMorgan Institutional Trust Funds	55

NOTES TO FINANCIAL STATEMENTS
AS OF February 28, 2026 (continued)
(Dollar values in thousands)
The Board designated and appointed a Chief Compliance Officer to the Fund pursuant to Rule 38a-1 under the 1940 Act. The Fund, along with affiliated funds, makes reimbursement payments, on a pro-rata basis, to the Administrator for a portion of the fees associated with the office of the Chief Compliance Officer. Such fees are included in Trustees’ and Chief Compliance Officer’s fees on the Statement of Operations.
The Trust adopted a Trustee Deferred Compensation Plan (the “Plan”) which allows the Board's independent Trustees to defer the receipt of all or a portion of compensation related to performance of their duties as Trustees. The deferred fees are invested in various J.P. Morgan Funds until distribution in accordance with the Plan.
During the year ended February 28, 2026, the Fund purchased securities from an underwriting syndicate in which the principal underwriter or members of the syndicate were affiliated with the Adviser.
The Securities and Exchange Commission ("SEC") has granted an exemptive order permitting the Fund to engage in principal transactions with J.P. Morgan Securities LLC, an affiliated broker, involving taxable money market instruments, subject to certain conditions.
4. Investment Transactions
During the year ended February 28, 2026, purchases and sales of investments (excluding short-term investments) were as follows:
Purchases (excluding U.S. Government)	Sales (excluding U.S. Government)	Purchases of U.S. Government	Sales of U.S. Government
$1,547,494	$818,409	$1,276,731	$423,973
5. Federal Income Tax Matters
For Federal income tax purposes, the estimated cost and unrealized appreciation (depreciation) in value of investments held at February 28, 2026 were as follows:
Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
$4,548,023	$84,099	$85,573	$(1,474)
The difference between book and tax basis appreciation (depreciation) on investments is primarily attributed to tax adjustments on certain derivatives and investments.
The tax character of distributions paid during the year ended February 28, 2026 was as follows:
Ordinary Income*	Total Distributions Paid
$156,371	$156,371

*	Short-term gain distributions are treated as ordinary income for income tax purposes.
The tax character of distributions paid during the year ended February 28, 2025 was as follows:
Ordinary Income*	Total Distributions Paid
$109,022	$109,022

*	Short-term gain distributions are treated as ordinary income for income tax purposes.

56	JPMorgan Institutional Trust Funds	February 28, 2026

As of February 28, 2026, the estimated components of net assets (excluding paid-in-capital) on a tax basis were as follows:
Current Distributable Ordinary Income	Current Distributable Long-Term Capital Gain (Tax Basis Capital Loss Carryover)	Unrealized Appreciation (Depreciation)
$1,749	$(114,290)	$(1,507)

The cumulative timing differences primarily consist of tax adjustments on certain derivatives and investments, and wash sale loss deferrals.
As of February 28, 2026, the Fund had net capital loss carryforwards, which are available to offset future realized gains as follows:
Capital Loss Carryforward Character
Short-Term	Long-Term
$16,526	$97,764
Net capital losses (gains) incurred after October 31, and within the taxable year are deemed to arise on the first business day of the Fund's next taxable year. For the year ended February 28, 2026, the Fund deferred to March 1, 2026 the following net capital losses (gains) of:
Net Capital Losses (Gains)
Short-Term	Long-Term
$(2,199)	$4,082
During the year ended February 28, 2026, the Fund utilized capital loss carryforwards as follows:
Capital Loss Utilized
Short-Term
$2,940
6. Borrowings
The Fund relies upon an exemptive order granted by the SEC (the “Order”) permitting the establishment and operation of an Interfund Lending Facility (the “Facility”). The Facility allows the Fund to directly lend and borrow money to or from any other fund relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund's borrowing restrictions. The interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. The Order was granted to JPMorgan Trust II and may be relied upon by the Fund because the Fund and the series of JPMorgan Trust II are all investment companies in the same “group of investment companies” (as defined in Section 12(d)(1)(G) of the 1940 Act).
The Fund had no borrowings outstanding from another fund, or loans outstanding to another fund, during the year ended February 28, 2026.
The Trust and JPMCB have entered into a financing arrangement. Under this arrangement, JPMCB provides an unsecured, uncommitted credit facility in the aggregate amount of $100 million to certain of the J.P. Morgan Funds, including the Fund. Advances under the arrangement are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund's borrowing restrictions. Interest on borrowings is payable at a rate determined by JPMCB at the time of borrowing. This agreement has been extended until October 27, 2026.
The Fund had no borrowings outstanding from the unsecured, uncommitted credit facility during the year ended February 28, 2026.
The Trust, along with certain other trusts for J.P. Morgan Funds (“Borrowers”), has entered into a joint syndicated senior unsecured revolving credit facility totaling $1.5 billion (“Credit Facility”) with various lenders and The Bank of New York Mellon, as administrative agent for the lenders. This Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. Under the terms of the Credit Facility, a borrowing fund must have a minimum of $25 million in adjusted NAV and not exceed certain adjusted net asset coverage ratios prior to and during the time in which any borrowings are outstanding. If a fund does not comply with the aforementioned requirements, the fund must remediate within three business days with respect to

February 28, 2026	JPMorgan Institutional Trust Funds	57

NOTES TO FINANCIAL STATEMENTS
AS OF February 28, 2026 (continued)
(Dollar values in thousands)
the $25 million minimum adjusted NAV or within one business day with respect to certain asset coverage ratios or the administrative agent at the request of, or with the consent of, the lenders may terminate the Credit Facility and declare any outstanding borrowings to be due and payable immediately.
Interest associated with any borrowing under the Credit Facility is charged to the borrowing fund at a rate of interest equal to 1.00%, plus the greater on the day of the borrowing, of the federal funds effective rate, or the Adjusted Secured Overnight Financing Rate. Effective August 5, 2025, the Credit Facility was amended and restated for a term of 364 days, unless extended.
The Fund did not utilize the Credit Facility during the year ended February 28, 2026.
7. Risks, Concentrations and Indemnifications
In the normal course of business, the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown. The amount of exposure would depend on future claims that may be brought against the Fund. However, based on experience, the Fund expects the risk of loss to be remote.
As of February 28, 2026, the Fund had one individual shareholder and/or non-affiliated omnibus accounts, which owned 10.2% of the Fund’s outstanding shares.
Significant shareholder transactions by these shareholders may impact the Fund's performance and liquidity.
The Fund is subject to interest rate risk. Investments in bonds and other debt securities will change in value based on changes in interest rates. If rates increase, the value of these investments generally declines. Securities with greater interest rate sensitivity and longer maturities generally are subject to greater fluctuations in value. The Fund may invest in variable and floating rate loans and other variable and floating rate securities. Although these instruments are generally less sensitive to interest rate changes than fixed rate instruments, the value of variable and floating rate securities may decline if their interest rates do not rise as quickly, or as much, as general interest rates. The Fund may face a heightened level of interest rate risk due to certain changes in monetary policy. It is difficult to predict the pace at which central banks or monetary authorities may change interest rates or the timing, frequency, or magnitude of such changes. Any such changes could be sudden and could expose debt markets to significant volatility and reduced liquidity for Fund investments.
The Fund is subject to credit risk. The Fund's investments are subject to the risk that an issuer and/or a counterparty will not make payments when due or default completely. Prices of the Fund's investments may be adversely affected if any of the issuers or counterparties it is invested in are subject to an actual or perceived deterioration in their credit quality. Credit spreads may increase, which may reduce the market values of the Fund's securities. Credit spread risk is the risk that economic and market conditions or any actual or perceived credit deterioration may lead to an increase in the credit spreads (i.e., the difference in yield between two securities of similar maturity but different credit quality) and a decline in price of the issuer’s securities.
The Fund is subject to risks associated with securities with contractual cash flows including asset-backed and mortgage-related securities such as collateralized mortgage obligations, mortgage pass-through securities and commercial mortgage-backed securities, including securities backed by sub-prime mortgage loans. The value, liquidity and related income of these securities are sensitive to changes in economic conditions, including real estate value, pre-payments, delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates.
The Fund deems subject to the risk that, should the Fund decide to sell an illiquid investment when a ready buyer is not available at a price the Fund deems to be representative of its value, the value of the Fund's net assets could be adversely affected.
Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in the Fund’s portfolio may underperform in comparison to securities in general financial markets, a particular financial market or other asset classes due to a number of factors, including inflation (or expectations for inflation), deflation (or expectations for deflation), interest rates, global demand for particular products or resources, market instability, financial system instability, debt crises and downgrades, embargoes, tariffs, sanctions and other trade barriers, regulatory events, other governmental trade or market control programs and related geopolitical events. In addition, the value of the Fund’s investments may be negatively affected by the occurrence of global events such as war, terrorism, environmental disasters, natural disasters or events, country instability, and infectious disease epidemics or pandemics or the threat or potential of one or more such factors and occurrences.

58	JPMorgan Institutional Trust Funds	February 28, 2026

8. Transfer in-Kind
During the year ended February 28, 2026, certain shareholders purchased shares of the Fund. The portfolio securities were delivered primarily by means of subscription in-kind in exchange for shares of the Fund. Cash and portfolio securities were transferred as detailed below.
Date	Value	Type
August 27, 2025	$80,383 (a)	Subscription-in-kind

(a)	This amount includes cash of approximately $576 associated with the subscription in-kind.

February 28, 2026	JPMorgan Institutional Trust Funds	59

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Board of Trustees of JPMorgan Institutional Trust and Shareholders of JPMorgan Core Bond Trust
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of portfolio investments, of JPMorgan Core Bond Trust (the "Fund") as of February 28, 2026, the related statement of operations for the year ended February 28, 2026, the statement of changes in net assets for each of the two years in the period ended February 28, 2026, including the related notes, and the financial highlights for each of the five years in the period ended February 28, 2026 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of February 28, 2026, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended February 28, 2026 and the financial highlights for each of the five years in the period ended February 28, 2026 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the relevant ethical requirements relating to our audit, which include standards of the American Institute of Certified Public Accountants (AICPA) Code of Professional Conduct, as well as U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission.
We conducted our audits of these financial statements in accordance with the auditing standards of the PCAOB and in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of February 28, 2026 by correspondence with the custodian, transfer agent, agent bank and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
New York, New York
April 29, 2026
We have served as the auditor of one or more investment companies in the JPMorgan Funds complex since 1993.

60	JPMorgan Institutional Trust Funds	February 28, 2026

TAX LETTER
(Unaudited)
(Dollar values in thousands)
Certain tax information for the J.P. Morgan Funds is required to be provided to shareholders based upon the Fund's income and distributions for the taxable year ended June 30, 2024. The information and distributions reported in this letter may differ from the information and taxable distributions reported to the shareholders for the calendar year ending December 31, 2024. The information necessary to complete your income tax returns for the calendar year ending December 31, 2024 will be provided under separate cover.
Treasury Income
The Fund had 27.50%, or maximum allowable percentage, of income earned from direct U.S. Treasury Obligations for the fiscal year ended February 28, 2026.

February 28, 2026	JPMorgan Institutional Trust Funds	61

THIS PAGE IS INTENTIONALLY LEFT BLANK

THIS PAGE IS INTENTIONALLY LEFT BLANK

FOR MORE INFORMATION:
INVESTMENT ADVISER
J.P. Morgan Investment Management Inc.
390 Madison Avenue
New York, New York 10017
PLACEMENT AGENT
JPMorgan Institutional Investments, Inc.
390 Madison Avenue
New York, New York 10017
This report is open and authorized for distribution only to qualified and accredited investors who have received a copy of the Fund’s Confidential Offering Memorandum. This document may not be copied, faxed or otherwise distributed to the general public.
Investors may obtain information about the Securities Investor Protection Corporation (SIPC), including the SIPC brochure, by visiting www.sipc.org or by calling SIPC at 202-371-8300.

J.P. Morgan Asset Management is the brand name for the asset management business of JPMorgan Chase & Co. and its affiliates worldwide.
© JPMorgan Chase & Co., 2026. All rights reserved. February 2026.
AN-INSTT-226

Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
Included in the Statement of Operations within the Fund's Financial Statements.
Statement Regarding Basis for Approval of Investment Advisory Agreement
Not applicable.

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Refer to Item 7.

ITEM 9. PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Refer to Item 7.

ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Refer to Item 7.

ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

Refer to Item 7.

ITEM 12. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.

No material changes to report.

ITEM 16. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant’s principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) Disclose any change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

There were no changes in the Registrant’s internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 17. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

Not applicable.

ITEM 19. EXHIBITS.

(a)	File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

Code of Ethics applicable to its Principal Executive and Principal Financial Officers pursuant to Section 406 of the Sarbanes-Oxley Act of 2002 attached hereto.

(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2), exactly as set forth below:

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto.

(1) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.

Not applicable.

(2) Change in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308). Unless otherwise specified by Item 4, or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period.

Not applicable.

(b)	A separate or combined certification for each principal executive officer and principal officer of the registrant as required by Rule 30a-2(b) under the Act of 1940.

Certifications pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JPMorgan Institutional Trust

By:	/s/ Matthew J. Kamburowski
Matthew J. Kamburowski
President and Principal Executive Officer
May 7, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Matthew J. Kamburowski
Matthew J. Kamburowski
President and Principal Executive Officer
May 7, 2026

By:	/s/ Timothy J. Clemens
Timothy J. Clemens
Treasurer and Principal Financial Officer
May 7, 2026